TCW GALILEO FUNDS
APRIL 30, 2002

SEMI-ANNUAL REPORT
U.S. EQUITIES


AGGRESSIVE GROWTH EQUITIES

CONVERTIBLE SECURITIES

DIVERSIFIED VALUE

EARNINGS MOMENTUM

FOCUSED LARGE CAP VALUE

GROWTH INSIGHTS

HEALTH SCIENCES

INCOME + GROWTH

LARGE CAP GROWTH

LARGE CAP VALUE

OPPORTUNITY

SELECT EQUITIES

SMALL CAP GROWTH

SMALL CAP VALUE

TECHNOLOGY

VALUE OPPORTUNITIES

[LOGO]TCW(TM) GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
TABLE OF CONTENTS                                                 APRIL 30, 2002

Letter to Shareholders......................................      1

Performance Summary.........................................      2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund...............      3

  TCW Galileo Convertible Securities Fund...................      6

  TCW Galileo Diversified Value Fund........................     11

  TCW Galileo Earnings Momentum Fund........................     14

  TCW Galileo Focused Large Cap Value Fund..................     18

  TCW Galileo Growth Insights Fund..........................     20

  TCW Galileo Health Sciences Fund..........................     22

  TCW Galileo Income + Growth Fund..........................     24

  TCW Galileo Large Cap Growth Fund.........................     27

  TCW Galileo Large Cap Value Fund..........................     30

  TCW Galileo Opportunity Fund..............................     33

  TCW Galileo Select Equities Fund..........................     38

  TCW Galileo Small Cap Growth Fund.........................     40

  TCW Galileo Small Cap Value Fund..........................     44

  TCW Galileo Technology Fund...............................     50

  TCW Galileo Value Opportunities Fund......................     52

Statements of Assets and Liabilities........................     56

Statements of Operations....................................     60

Statements of Changes in Net Assets.........................     64

Notes to Financial Statements...............................     72

Financial Highlights........................................     85

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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2002 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance for a 1-year, 5-year, 10-year and since inception period through April 30, 2002.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at WWW.TCW.COM if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
June 4, 2002

1
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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2002

                                                                     TOTAL RETURN
                                                            ANNUALIZED AS OF APRIL 30, 2002
                                                -------------------------------------------------------
                                      NAV        1-YEAR       5-YEAR       10-YEAR      SINCE INCEPTION    INCEPTION DATE
                                    --------    --------    ----------    ----------    ---------------    --------------
TCW Galileo Aggressive Growth
  Equities Fund -- I Class           $10.56     (29.74)%     13.69%          N/A           15.12% (1)       11/01/94(4)
TCW Galileo Aggressive Growth
  Equities Fund -- N Class           $10.44     (30.03)%       N/A           N/A           (8.61)%          03/01/99
TCW Galileo Convertible Securities
  Fund -- I Class                    $ 9.01     (14.78)%      9.30%        10.48% (1)      11.05% (1)       01/01/89(4)
TCW Galileo Diversified Value
  Fund -- N Class                    $10.31      (3.24)%(3)    N/A           N/A            3.46% (3)       01/02/98(4)
TCW Galileo Earnings Momentum
  Fund -- I Class                    $ 5.79     (16.81)%      7.50%          N/A            7.40% (1)       05/01/93(4)
TCW Galileo Focused Large Cap
  Value Fund -- N Class              $ 9.81      (5.31)%       N/A           N/A            6.24% (2)       07/20/98(4)
TCW Galileo Growth Insights
  Fund -- N Class                    $ 6.39     (27.96)%       N/A           N/A            2.66% (2)       01/31/98(4)
TCW Galileo Health Sciences
  Fund -- N Class                    $ 5.39     (28.32)%       N/A           N/A          (35.47)%          12/01/00
TCW Galileo Income + Growth
  Fund -- N Class                    $10.75       8.17%(3)   13.45% (3)    12.21% (3)      11.20% (3)       09/19/86(4)
TCW Galileo Large Cap Growth
  Fund -- I Class                    $ 8.20     (22.79)%       N/A           N/A            4.42% (1)       06/19/97(4)
TCW Galileo Large Cap Growth
  Fund -- N Class                    $ 8.17     (22.78)%       N/A           N/A          (11.25)%          03/01/99
TCW Galileo Large Cap Value
  Fund -- I Class                    $12.27      (5.55)%       N/A           N/A            7.54% (1)       12/01/97(4)
TCW Galileo Large Cap Value
  Fund -- N Class                    $12.27      (6.19)%       N/A           N/A            3.49%           03/01/99
TCW Galileo Opportunity
  Fund -- I Class                    $11.65      19.16%(3)   14.18% (3)      N/A           13.45% (3)       05/06/94(4)
TCW Galileo Opportunity
  Fund -- N Class                    $11.64      18.80%(3)   13.76% (3)    14.49% (3)      14.44% (3)       03/31/88(4)
TCW Galileo Select Equities
  Fund -- I Class                    $14.88     (18.33)%     10.01%        12.22% (1)      12.74% (1)       07/01/91(4)
TCW Galileo Select Equities
  Fund -- N Class                    $14.75     (18.62)%       N/A           N/A           (2.47)%          03/01/99
TCW Galileo Small Cap Growth
  Fund -- I Class                    $15.32     (34.02)%      6.06%        10.52% (1)      11.38% (1)       12/01/89(4)
TCW Galileo Small Cap Growth
  Fund -- N Class                    $15.18     (34.23)%       N/A           N/A           (6.97)%          03/01/99
TCW Galileo Small Cap Value
  Fund -- I Class                    $14.11      17.95%        N/A           N/A           21.71%           06/14/00
TCW Galileo Technology
  Fund -- N Class                    $ 3.37     (36.17)%       N/A           N/A          (51.73)%          11/01/00
TCW Galileo Value Opportunities
  Fund -- I Class                    $18.82      16.66%      22.04% (1)      N/A           21.67% (1)       11/01/96(4)
TCW Galileo Value Opportunities
  Fund -- N Class                    $18.75      16.22%        N/A           N/A           24.76%           11/01/00

                  (1)   PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR
                        LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO
                        FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR
                        LIMITED PARTNERSHIPS WERE NOT REGISTERED UNDER THE
                        INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"),
                        AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT
                        RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE
                        LIMITED PARTNERSHIPS HAD BEEN REGISTERED UNDER THE 1940 ACT,
                        THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
                  (2)   PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR
                        SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE TCW
                        GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE
                        PREDECESSOR SEPARATELY MANAGED ACCOUNTS WERE NOT REGISTERED
                        UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940
                        ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT
                        RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE
                        SEPARATELY MANAGED ACCOUNTS HAD BEEN REGISTERED UNDER THE
                        1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY
                        HAVE BEEN LOWER
                  (3)   PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR
                        SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN
                        INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY
                        ACT OF 1940, AS AMENDED.
                  (4)   INCEPTION DATE OF THE PREDECESSOR ENTITY.

2
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TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                         VALUE
---------------------            -----------------                                      ------------

                                 COMMON STOCK

                                 BANKING & FINANCIAL SERVICES (3.8% OF NET ASSETS)
         50,600                  SEI Investments Co.                                    $  1,704,714+
         83,785                  T. Rowe Price Group, Inc.                                 2,938,340
                                                                                        ------------
                                 TOTAL BANKING & FINANCIAL SERVICES                        4,643,054
                                                                                        ------------
                                 BIOLOGICAL PRODUCTS (3.5%)
        109,000                  Gilead Sciences, Inc.                                     3,392,080*
         27,400                  MedImmune, Inc.                                             915,160*
                                                                                        ------------
                                 TOTAL BIOLOGICAL PRODUCTS                                 4,307,240
                                                                                        ------------
                                 COMMERCIAL SERVICES (12.6%)
         32,700                  Expedia, Inc.                                             2,643,337*+
         32,600                  Hotel Reservations Network, Inc.                          2,051,192*+
        184,300                  Overture Services, Inc.                                   6,301,217*+
         75,488                  Paychex, Inc.                                             2,817,967
         52,900                  Robert Half International, Inc.                           1,389,154*+
          4,700                  Weight Watchers International, Inc.                         177,472*
                                                                                        ------------
                                 TOTAL COMMERCIAL SERVICES                                15,380,339
                                                                                        ------------
                                 COMPUTER SERVICES (9.1%)
        145,700                  Applied Micro Circuits Corp.                                983,475*
         93,600                  CheckFree Corp.                                           1,905,696*+
        136,700                  Network Appliance, Inc.                                   2,385,415*
         47,000                  Novellus Systems, Inc.                                    2,227,800*+
         82,900                  Sapient Corp.                                               404,552*
        219,542                  Yahoo!, Inc.                                              3,240,440*+
                                                                                        ------------
                                 TOTAL COMPUTER SERVICES                                  11,147,378
                                                                                        ------------
                                 COMPUTER SOFTWARE (8.3%)
        138,800                  Agile Software Corp.                                      1,271,408*
         43,590                  Liberate Technologies, Inc.                                 221,873*
         93,918                  Rational Software Corp.                                   1,368,385*
        248,488                  Siebel Systems, Inc.                                      6,010,925*
         36,500                  Symantec Corp.                                            1,292,465*+
                                                                                        ------------
                                 TOTAL COMPUTER SOFTWARE                                  10,165,056
                                                                                        ------------
                                 ELECTRONICS (14.9%)
         75,334                  Altera Corp.                                              1,548,867*
         58,400                  Elantec Semiconductor, Inc.                               2,414,256*
        142,936                  Maxim Integrated Products, Inc.                           7,118,213*
        189,634                  XILINX, Inc.                                              7,160,580*
                                                                                        ------------
                                 TOTAL ELECTRONICS                                        18,241,916
                                                                                        ------------
                                 ENTERTAINMENT & LEISURE (4.1%)
        138,268                  Westwood One, Inc.                                        4,977,648*
                                                                                        ------------
                                 HEALTHCARE (2.7%)
         50,400                  Genentech, Inc.                                           1,789,200*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
3
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TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                              VALUE
---------------------                                                                   ------------
                                 HEALTHCARE (CONTINUED)
         78,500                  Human Genome Sciences, Inc.                            $  1,235,590*
         23,500                  Sepracor, Inc.                                              297,510*+
                                                                                        ------------
                                 TOTAL HEALTHCARE                                          3,322,300
                                                                                        ------------
                                 INSURANCE (0.9%)
         24,000                  Cincinnati Financial Corp.                                1,124,640
                                                                                        ------------
                                 MEDIA--BROADCASTING & PUBLISHING (14.3%)
         53,444                  Cablevision Systems Corp.                                 1,255,934*+
         41,681                  Clear Channel Communications, Inc.                        1,956,923*
         99,800                  Cox Radio, Inc.                                           2,858,272*
         51,900                  Gemstar TV Guide International, Inc.                        465,024*
         80,900                  Hispanic Broadcasting Corp.                               2,169,738*
        142,200                  Mediacom Communications Corp.                             1,422,000*
         66,072                  Rainbow Media Group                                       1,460,191*+
        148,752                  Univision Communications, Inc.                            5,944,130*+
                                                                                        ------------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                   17,532,212
                                                                                        ------------
                                 MEDICAL SUPPLIES (1.8%)
         49,948                  Andrx Corp.                                               2,258,649*
                                                                                        ------------
                                 PHARMACEUTICALS (0.5%)
         31,200                  Vertex Pharmaceuticals, Inc.                                663,624*
                                                                                        ------------
                                 RETAIL (11.0%)
         73,900                  Amazon.com, Inc.                                          1,233,391*+
        191,950                  Bed, Bath & Beyond, Inc.                                  7,134,782*
         96,264                  eBay, Inc.                                                5,111,618*
                                                                                        ------------
                                 TOTAL RETAIL                                             13,479,791
                                                                                        ------------
                                 TELECOMMUNICATIONS (7.6%)
        179,092                  EchoStar Communications Corp.                             4,871,302*+
        147,300                  Juniper Networks, Inc.                                    1,489,203*+
         98,300                  ONI Systems Corp.                                           514,109*
         62,963                  Openwave Systems, Inc.                                      360,148*
         95,100                  Research In Motion, Ltd.                                  1,683,270*
        151,700                  Sonus Networks, Inc.                                        417,175*
                                                                                        ------------
                                 TOTAL TELECOMMUNICATIONS                                  9,335,207
                                                                                        ------------
                                 TOTAL COMMON STOCK (COST: $108,026,915) (95.1%)         116,579,054
                                                                                        ------------

   NUMBER OF
   WARRANTS                      WARRANTS (COST: $92,576) (0.2%)
---------------------            -------------------------------
          6,278                  Expedia, Inc., expires 02/04/09                             288,788*
                                                                                        ------------
                                 TOTAL EQUITY SECURITIES (COST: $108,119,491)
                                   (95.3%)                                               116,867,842
                                                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                  APRIL 30, 2002

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS                                 VALUE
---------------------            ----------------------                                 ------------
     $2,988,671                  Bank of Montreal, 1.76%, due 05/15/02                  $  2,988,671**
      2,324,522                  Bank of Novia Scotia, 1.92%, due 06/25/02                 2,324,522**
      2,324,522                  Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                2,324,522**
      1,660,373                  Citibank, N.A., 1.89%, due 06/18/02                       1,660,373**
      3,652,820                  Credit Agricole, 1.75%, due 05/08/02                      3,652,820**
      1,660,373                  Den Danske, 1.84%, due 05/28/02                           1,660,373**
      3,320,745                  Dreyfus Money Market Fund, 1.95%, due 05/01/02            3,320,745**
        911,096                  Fleet National Bank, 1.88%, due 06/03/02                    911,096**
      4,988,462                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                            4,988,462
        734,413                  Merrill Lynch & Company, 1.91%, due 11/26/02                734,413**
        332,075                  Merrill Lynch & Company, 1.92%, due 04/16/03                332,075**
      2,996,568                  Merrimac Money Market Fund, 1.92%, due 05/01/02           2,996,568**
        664,149                  National City Bank, 1.91%, due 01/23/03                     664,149**
      1,660,373                  Royal Bank of Canada, 1.75%, due 05/02/02                 1,660,373**
        664,149                  Royal Bank of Scotland, 1.92%, due 06/26/02                 664,149**
        664,149                  US Bank N.A., 1.89%, due 11/06/02                           664,149**
                                                                                        ------------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $31,547,460)
                                   (25.7%)                                                31,547,460
                                                                                        ------------
                                 TOTAL INVESTMENTS (COST: $139,666,951) (121.0%)         148,415,302
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)          (25,806,980)
                                                                                        ------------
                                 NET ASSETS (100.0%)                                    $122,608,322
                                                                                        ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5
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TCW GALILEO CONVERTIBLE SECURITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED)

      PRINCIPAL
       AMOUNT                    FIXED INCOME SECURITIES                                    VALUE
---------------------            -----------------------                                 -----------

                                 BANKING & FINANCIAL SERVICES (1.9% OF NET ASSETS)
     $  445,000                  E*TRADE Group, Inc., 6%, due 02/01/07                   $   349,881
        330,000                  E*TRADE Group, Inc., 6.75%, due 05/15/08                    318,450+
                                                                                         -----------
                                 TOTAL BANKING & FINANCIAL SERVICES                          668,331
                                                                                         -----------
                                 BUILDING MATERIALS (1.0%)
        385,000                  American International Group, Exchangeable Home
                                   Depot, Inc., (144A), 1%, due 02/14/06                     346,981*
                                                                                         -----------
                                 COMMUNICATIONS (1.1%)
        595,000                  Nortel Networks Corp., (144A), 4.25%, due 09/01/08          377,081*
                                                                                         -----------
                                 COMPUTER SERVICES (1.1%)
        660,000                  Federal National Mortgage Association, Exchangeable
                                   Micron Technology, Inc., (144A), 0%, due 05/15/08         380,486*
                                                                                         -----------
                                 COMPUTER SOFTWARE (4.2%)
        615,000                  Lehman Brothers Holdings, Inc., Exchangeable Siebel
                                   Systems, Inc., 19%, due 02/01/03                          467,400
        180,000                  Siebel Systems, Inc., 5.5%, due 09/15/06                    223,200+
        370,000                  Symantec Corp., (144A), 3%, due 11/01/06                    460,187*
        330,000                  Veritas Software Corp., 1.856%, due 08/13/06                320,100
                                                                                         -----------
                                 TOTAL COMPUTER SOFTWARE                                   1,470,887
                                                                                         -----------
                                 ELECTRIC UTILITIES (1.6%)
        865,000                  AES Corp., 4.5%, due 08/15/05                               578,469+
                                                                                         -----------
                                 ELECTRONICS (10.0%)
      1,065,000                  ASM Lithography Holding N.V., (144A), 4.25%, due
                                   11/30/04                                                1,021,069*
        330,000                  Burr-Brown Corp., 4.25%, due 02/15/07                       351,037+
        545,000                  GlobeSpan, Inc., (144A), 5.25%, due 05/15/06                451,696*
        330,000                  LSI Logic Corp., 4.25%, due 03/15/04                        345,675
        420,000                  PMC-Sierra, Inc., (144A), 3.75%, due 08/15/06               345,450*
      1,065,000                  STMicroelectronics N.V., 0%, due 09/22/09                 1,027,725
                                                                                         -----------
                                 TOTAL ELECTRONICS                                         3,542,652
                                                                                         -----------
                                 ENERGY & OIL SERVICES (1.0%)
        315,000                  Kerr-McGee Corp., 5.25%, due 02/15/10                       361,069
                                                                                         -----------
                                 ENTERTAINMENT & LEISURE (2.1%)
        685,000                  Morgan Stanley Dean Witter & Co., Exchangeable The
                                   Walt Disney Co., 0.25%, due 12/30/08                      757,353
                                                                                         -----------
                                 INDUSTRIAL--DIVERSIFIED (3.4%)
      1,180,000                  SPX Corp., (144A), 0%, due 02/06/21                         867,300*+
        515,000                  Tyco International, Ltd., 0%, due 02/12/21                  353,908
                                                                                         -----------
                                 TOTAL INDUSTRIAL--DIVERSIFIED                             1,221,208
                                                                                         -----------
                                 INSURANCE (2.7%)
        645,000                  American International Group, Inc., 0.5%, due
                                   05/15/07                                                  588,562+
        380,000                  Swiss RE America Holding, (144A), 3.25%, due
                                   11/21/21                                                  370,975*
                                                                                         -----------
                                 TOTAL INSURANCE                                             959,537
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

6
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                                                                  APRIL 30, 2002

   PRINCIPAL
    AMOUNT                                                                               VALUE
---------------------                                                                    -----------
                                 MEDIA--BROADCASTING & PUBLISHING (3.7%)
     $  870,000                  Adelphia Communications Corp., 6%, due 02/15/06         $   581,812+
        260,000                  Bank of America Corp., Exchangeable Ciena Corp.,
                                   15.25%, due 08/26/02                                      110,175
        400,000                  Charter Communications, Inc., 4.75%, due 06/01/06           288,500
         20,000                  Charter Communications, Inc., 5.75%, due 10/15/05            15,800
        395,000                  Charter Communications, Inc., (144A), 5.75%, due
                                   10/15/05                                                  312,050*
                                                                                         -----------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                    1,308,337
                                                                                         -----------
                                 MEDICAL SUPPLIES (3.9%)
        855,000                  Agilent Technolgies, Inc., (144A), 3%, due 12/01/21         981,113*
        450,000                  Alza Corp., Exchangeable Johnson & Johnson, Inc.,
                                   0%, due 07/28/20                                          399,938
                                                                                         -----------
                                 TOTAL MEDICAL SUPPLIES                                    1,381,051
                                                                                         -----------
                                 METALS (2.4%)
        565,000                  Freeport-McMoran Copper & Gold, Inc., (144A), 8.25%,
                                   due 01/31/06                                              834,081*
                                                                                         -----------
                                 PHARMACEUTICALS (6.0%)
        440,000                  Human Genome Sciences, Inc., 5%, due 02/01/07               344,300+
        450,000                  Invitrogen Corp., (144A), 2.25%, due 12/15/06               353,250*
      1,045,000                  Roche Holdings, Inc., Exchangeable Genentech, Inc.,
                                   (144A), 0%, due 01/19/15                                  726,275*+
        510,000                  Sepracor Inc., (144A), 5.75%, due 11/15/06                  314,976*
        395,000                  Teva Pharmaceutical Industries, Ltd., (144A), 0.75%,
                                   due 08/15/21                                              368,338*
                                                                                         -----------
                                 TOTAL PHARMACEUTICALS                                     2,107,139
                                                                                         -----------
                                 RETAIL (0.5%)
        315,000                  Duane Reade, Inc., 2.148%, due 04/16/22                     185,456
                                                                                         -----------
                                 TELECOMMUNICATIONS (9.0%)
      1,200,000                  American Tower Corp., 6.25%, due 10/15/09                   763,500
        415,000                  Bank of America Corp., Exchangeable Qualcomm, Inc.,
                                   15%, due 09/27/02                                         299,962
        515,000                  Echostar Communications Corp., 4.875%, due 01/01/07         457,063
         35,000                  Echostar Communications Corp., (144A), 4.875%, due
                                   01/01/07                                                   31,063*
        915,000                  Nextel Communications, Inc., 4.75%, due 07/01/07            540,994
        480,000                  ONI Systems Corp., 5%, due 10/15/05                         366,600+
        530,000                  Telefonos de Mexico, S.A. de C.V., 4.25%, due
                                   06/15/04                                                  706,225+
                                                                                         -----------
                                 TOTAL TELECOMMUNICATIONS                                  3,165,407
                                                                                         -----------
                                 TRANSPORTATION (1.2%)
        430,000                  United Parcel Service, Inc., 1.75%, due 09/27/07            434,838+
                                                                                         -----------
                                 TOTAL FIXED INCOME SECURITIES (COST: $21,669,874)
                                   (56.8%)                                                20,080,363
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                       EQUITY SECURITIES                                       VALUE
---------------------            -----------------                                       -----------

                                 CONVERTIBLE PREFERRED STOCK

                                 AEROSPACE/DEFENSE (1.3%)
          6,650                  Raytheon, Inc., Class B, $4.125                         $   467,096
                                                                                         -----------
                                 AUTOMOTIVE (3.9%)
          6,500                  Ford Capital Trust II, $3.25                                365,820
         14,800                  General Motors Corp., $1.125                                413,512**
         21,100                  General Motors Corp., $1.313                                606,625**
                                                                                         -----------
                                 TOTAL AUTOMOTIVE                                          1,385,957
                                                                                         -----------
                                 BANKING & FINANCIAL SERVICES (1.7%)
            900                  Commerce Bancorp, Inc., (144A), $2.975                       50,512***
          7,150                  Washington Mutual, Inc., $2.688                             377,162
          3,000                  Washington Mutual, Inc., (144A), $2.688                     158,250***
                                                                                         -----------
                                 TOTAL BANKING & FINANCIAL SERVICES                          585,924
                                                                                         -----------
                                 COMMERCIAL SERVICES (2.1%)
         16,450                  Cendant Corp., $3.875                                       754,891+
                                                                                         -----------
                                 COMMUNICATIONS (4.8%)
          1,000                  Lucent Technologies, Inc., (144A), $77.50                   953,938***
         18,200                  Titan Capital Trust, $2.875                                 750,750
                                                                                         -----------
                                 TOTAL COMMUNICATIONS                                      1,704,688
                                                                                         -----------
                                 COMPUTER SERVICES (2.5%)
         12,700                  Tribune Co., $2.00                                          882,650+
                                                                                         -----------
                                 COMPUTER SOFTWARE (2.4%)
         16,600                  Morgan Stanley Dean Witter & Co., Exchangeable
                                   Siebel Systems, Inc., $7.123                              462,144
         18,200                  Solectron Corp., $1.813                                     384,930
                                                                                         -----------
                                 TOTAL COMPUTER SOFTWARE                                     847,074
                                                                                         -----------
                                 ELECTRIC UTILITIES (3.4%)
         18,900                  Calpine Capital Trust II, $2.75                             666,225**
         20,900                  Sempra Energy, $2.125                                       533,995**
                                                                                         -----------
                                 TOTAL ELECTRIC UTILITIES                                  1,200,220
                                                                                         -----------
                                 ELECTRONICS (1.4%)
         16,730                  Goldman Sachs Group, Inc., Exchangeable Texas
                                   Instruments, Inc., $2.458                                 495,208**
                                                                                         -----------
                                 INSURANCE (2.2%)
          9,000                  QBE Insurance Group, Ltd., (144A), $4.00                    410,400***
          7,600                  Reinsurance Group of America, Inc., $2.875                  366,700
                                                                                         -----------
                                 TOTAL INSURANCE                                             777,100
                                                                                         -----------
                                 MEDIA--BROADCASTING & PUBLISHING (5.9%)
         21,300                  Adelphia Communications Corp., $1.875                       197,025**
         10,200                  Cox Communications, Inc., $3.50                             482,460
          9,100                  Cox Communications, Inc., $6.859                            332,150

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8

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
    SHARES                                                                               VALUE
---------------------                                                                    -----------
                                 MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
          3,100                  Equity Securities Trust, Exchangeable Cablevision
                                   Systems Corp. $1.406                                  $    68,665
         11,900                  Equity Securities Trust, Exchangeable Cablevision
                                   Systems Corp., $2.343                                     310,590
            535                  Radio One, Inc., (144A), $65.00                             679,116***
                                                                                         -----------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                    2,070,006
                                                                                         -----------
                                 OIL & GAS (1.8%)
         27,300                  Williams Companies, Inc., $2.25                             635,271
                                                                                         -----------
                                 PAPER & FOREST PRODUCTS (1.1%)
          7,350                  Boise Cascade Corp., $3.75                                  392,858
                                                                                         -----------
                                 TELECOMMUNICATIONS (2.1%)
          6,800                  Alltel Corp., $3.875                                        340,000
         22,900                  MediaOne Group, Inc., Exchangeable Vodafone AirTouch
                                   PLC, $3.041                                               392,506
                                                                                         -----------
                                 TOTAL TELECOMMUNICATIONS                                    732,506
                                                                                         -----------
                                 UTILITIES (1.6%)
         14,500                  Mirant Trust, $3.125                                        552,595
                                                                                         -----------
                                 TOTAL CONVERTIBLE PREFERRED STOCK (COST:
                                   $14,563,352) (38.2%)                                   13,484,044
                                                                                         -----------

                                 COMMON STOCK (COST: $1,950,129) (4.8%)
                                 MEDIA--BROADCASTING & PUBLISHING (4.8%)
         36,496                  Clear Channel Communications, Inc.                        1,713,487**
                                                                                         -----------
                                 TOTAL EQUITY SECURITIES (COST: $16,513,481) (43.0%)      15,197,531
                                                                                         -----------

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $  683,898                  Bank of Montreal, 1.76%, due 05/15/02                       683,898***
        531,921                  Bank of Nova Scotia, 1.83%, due 06/07/02                    531,921***
        531,920                  Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                  531,920***
        379,943                  Citibank, N.A., 1.89%, due 06/18/02                         379,943***
        835,876                  Credit Agricole, 1.75%, due 05/08/02                        835,876***
        379,943                  Den Danske, 1.84%, due 05/28/02                             379,943***
        759,887                  Dreyfus Money Market Fund, 1.95%, due 05/01/02              759,887***
        226,374                  Fleet National Bank, 1.88%, due 06/03/02                    226,374***
        348,427                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                              348,427
        151,977                  Merrill Lynch & Company, 1.91%, due 11/26/02                151,977***
         75,989                  Merrill Lynch & Company, 1.92%, due 04/16/03                 75,989***
        683,898                  Merrimac Money Market Fund, 1.92%, due 05/01/02             683,898***
        151,977                  National City Bank, 1.91%, due 01/23/03                     151,977***
        379,943                  Royal Bank of Canada, 1.75%, due 05/02/02                   379,943***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                               VALUE
---------------------                                                                    -----------
     $  151,977                  Royal Bank of Scotland, 1.92%, due 06/26/02             $   151,977***
        151,977                  US Bank N.A., 1.89%, due 11/06/02                           151,977***
                                                                                         -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $6,425,927)
                                   (18.2%)                                                 6,425,927
                                                                                         -----------
                                 TOTAL INVESTMENTS (COST: $44,609,282) (118.0%)           41,703,821
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-18.0%)           (6,364,221)
                                                                                         -----------
                                 NET ASSETS (100.0%)                                     $35,339,600
                                                                                         ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE
                        SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN
                        TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED
                        INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE
                        SECURITIES AMOUNTED TO $10,794,587 OR 30.5% OF NET ASSETS.
                   **   NON-INCOME PRODUCING.
                  ***   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

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10

TCW GALILEO DIVERSIFIED VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 AEROSPACE/DEFENSE (7.8% OF NET ASSETS)
         2,600                   Boeing Co.                                                $  115,960
         2,300                   Textron, Inc.                                                113,114
         2,450                   United Technologies Corp.                                    171,916
                                                                                           ----------
                                 TOTAL AEROSPACE/DEFENSE                                      400,990
                                                                                           ----------
                                 AUTOMOTIVE (2.0%)
         1,600                   General Motors Corp.                                         102,640
                                                                                           ----------
                                 BANKING & FINANCIAL SERVICES (11.0%)
         4,900                   American Express Co.                                         200,949
         5,000                   Bank One Corp.                                               204,350
         2,020                   Federal National Mortgage Association                        159,439
                                                                                           ----------
                                 TOTAL BANKING & FINANCIAL SERVICES                           564,738
                                                                                           ----------
                                 CHEMICALS (3.0%)
         2,400                   Potash Corp.                                                 153,912
                                                                                           ----------
                                 COMPUTER SERVICES (7.1%)
        11,000                   Compaq Computer Corp.                                        111,650
         6,900                   Computer Associates International, Inc.                      128,340
         3,300                   NCR Corp.                                                    128,238*
                                                                                           ----------
                                 TOTAL COMPUTER SERVICES                                      368,228
                                                                                           ----------
                                 COSMETICS & HOUSEHOLD PRODUCTS (5.3%)
         3,100                   Gillette Co.                                                 109,988
         1,800                   Procter & Gamble Co.                                         162,468
                                                                                           ----------
                                 TOTAL COSMETICS & HOUSEHOLD PRODUCTS                         272,456
                                                                                           ----------
                                 ELECTRIC UTILITIES (3.9%)
         3,400                   Cinergy Corp.                                                120,802
         6,700                   Mirant Corp.                                                  80,936*
                                                                                           ----------
                                 TOTAL ELECTRIC UTILITIES                                     201,738
                                                                                           ----------
                                 ELECTRONICS (6.1%)
         8,800                   Motorola, Inc.                                               135,520
         5,500                   Teradyne, Inc.                                               181,225*
                                                                                           ----------
                                 TOTAL ELECTRONICS                                            316,745
                                                                                           ----------
                                 ENERGY & OIL SERVICES (5.4%)
         7,800                   Conoco, Inc.                                                 218,790
         1,600                   Transocean Sedco Forex, Inc.                                  56,800
                                                                                           ----------
                                 TOTAL ENERGY & OIL SERVICES                                  275,590
                                                                                           ----------
                                 ENTERTAINMENT & LEISURE (5.2%)
        13,000                   Mattel, Inc.                                                 268,320
                                                                                           ----------
                                 INSURANCE (9.6%)
         4,900                   Allstate Corp.                                               194,726

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11
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                 VALUE
---------------------                                                                      ----------
                                 INSURANCE (CONTINUED)
         2,200                   American International Group, Inc.                        $  152,064
         1,900                   Chubb Corp.                                                  145,730
                                                                                           ----------
                                 TOTAL INSURANCE                                              492,520
                                                                                           ----------
                                 MACHINERY (2.3%)
         2,700                   Deere & Co.                                                  120,852
                                                                                           ----------
                                 MEDIA--BROADCASTING & PUBLISHING (6.8%)
         8,600                   Readers Digest Association, Inc.                             204,680
         2,900                   Scholastic Corp.                                             147,117*
                                                                                           ----------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                       351,797
                                                                                           ----------
                                 MEDICAL SUPPLIES (3.7%)
         2,800                   Bausch & Lomb, Inc.                                          100,716
         2,400                   Becton Dickinson & Co.                                        89,208
                                                                                           ----------
                                 TOTAL MEDICAL SUPPLIES                                       189,924
                                                                                           ----------
                                 METALS (2.5%)
         3,600                   Phelps Dodge Corp.                                           128,880
                                                                                           ----------
                                 PAPER & FOREST PRODUCTS (0.7%)
         1,300                   Georgia-Pacific Corp                                          37,674
                                                                                           ----------
                                 PHARMACEUTICALS (3.0%)
         2,800                   Bristol-Myers Squibb Co.                                      80,640
         2,730                   Mylan Laboratories, Inc.                                      72,290
                                                                                           ----------
                                 TOTAL PHARMACEUTICALS                                        152,930
                                                                                           ----------
                                 RETAIL (6.8%)
         6,100                   J.C. Penney Co., Inc.                                        132,614
         1,600                   Sears Roebuck & Co.                                           84,400
         7,700                   Toys 'R' Us, Inc.                                            132,979*
                                                                                           ----------
                                 TOTAL RETAIL                                                 349,993
                                                                                           ----------
                                 TELECOMMUNICATIONS (3.3%)
         6,200                   AT&T Corp.                                                    81,344
        10,142                   AT&T Wireless Services, Inc.                                  90,771*
                                                                                           ----------
                                 TOTAL TELECOMMUNICATIONS                                     172,115
                                                                                           ----------
                                 TRANSPORTATION (3.4%)
         3,800                   CNF, Inc.                                                    120,118
         1,500                   CSX Corp.                                                     54,255
                                                                                           ----------
                                 TOTAL TRANSPORTATION                                         174,373
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $4,756,245) (98.9%)              5,096,415
                                                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
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                                                                  APRIL 30, 2002

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS (COST: $133,815) (2.6%)            VALUE
---------------------            ----------------------------------------------            ----------
      $133,815                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                $  133,815
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $4,890,060) (101.5%)              5,230,230
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)                (77,847)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $5,152,383
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 APPAREL RETAILERS (1.3% OF NET ASSETS)
         1,200                   Chico's FAS, Inc.                                         $   43,296*+
                                                                                           ----------
                                 AUTOMOTIVE (0.6%)
         1,325                   Copart, Inc.                                                  20,392*
                                                                                           ----------
                                 BANKING & FINANCIAL SERVICES (1.0%)
           900                   Financial Federal Corp.                                       31,653*
                                                                                           ----------
                                 COMMERCIAL SERVICES (20.2%)
         3,150                   Administaff, Inc.                                             72,292*+
         3,700                   Career Education Corp.                                       166,315*
         1,850                   Corinthian Colleges, Inc.                                    108,946*
         2,500                   Decode Genetics, Inc.                                         13,875*+
         3,000                   Edison Schools, Inc.                                          15,390*
         4,167                   University of Phoenix Online, Inc.                           134,000*
         4,350                   Waste Connections, Inc.                                      153,555*+
                                                                                           ----------
                                 TOTAL COMMERCIAL SERVICES                                    664,373
                                                                                           ----------
                                 COMPUTER SERVICES (12.4%)
         3,500                   Centra Software, Inc.                                         10,850*
           700                   Cognizant Technology Solutions Corp.                          32,900*
         1,900                   Digital Insight Corp.                                         36,119*+
         2,400                   F5 Networks, Inc.                                             31,248*+
         1,100                   InterCept, Inc.                                               33,418*
         1,900                   Intrado, Inc.                                                 35,321*
         4,750                   Radiant Systems, Inc.                                         52,297*
         2,200                   Secure Computing Corp.                                        27,654*+
         4,250                   Simplex Solutions, Inc.                                       71,697*
         2,850                   Websense, Inc.                                                76,124*
                                                                                           ----------
                                 TOTAL COMPUTER SERVICES                                      407,628
                                                                                           ----------
                                 COMPUTER SOFTWARE (7.3%)
         1,400                   Aspen Technologies, Inc.                                      18,970*+
         2,950                   Caminus Corp.                                                 55,077*
         5,000                   Chordiant Software, Inc.                                      22,450*
         3,000                   MatrixOne, Inc.                                               20,700*
         2,000                   NetIQ Corp.                                                   44,860*+
         3,300                   SkillSoft Corp.                                               63,390*
         1,900                   SmartForce PLC (ADR)                                          12,253*
            80                   Synplicity, Inc.                                                 583*
                                                                                           ----------
                                 TOTAL COMPUTER SOFTWARE                                      238,283
                                                                                           ----------
                                 ELECTRONICS (8.4%)
           950                   AstroPower, Inc.                                              35,359*+
         3,200                   DDi Corp.                                                     19,264*
         1,200                   DSP Group, Inc.                                               25,464*
         1,600                   Exar Corp.                                                    31,904*
         1,400                   Helix Technology Corp.                                        37,884
         2,600                   Integrated Circuit Systems, Inc.                              51,740*
         1,800                   Monolithic System Technology, Inc.                            23,940*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                 VALUE
---------------------                                                                      ----------
                                 ELECTRONICS (CONTINUED)
         2,600                   TTM Technologies, Inc.                                    $   21,369*
           800                   Zoran Corp.                                                   28,968*+
                                                                                           ----------
                                 TOTAL ELECTRONICS                                            275,892
                                                                                           ----------
                                 ENERGY & OIL SERVICES (4.0%)
         2,450                   Chiles Offshore, Inc.                                         63,994*
         3,202                   Varco International, Inc.                                     65,609*
                                                                                           ----------
                                 TOTAL ENERGY & OIL SERVICES                                  129,603
                                                                                           ----------
                                 ENTERTAINMENT & LEISURE (1.1%)
         1,600                   Shuffle Master, Inc.                                          36,640*
                                                                                           ----------
                                 FOODS, HOTELS & RESTAURANTS (1.0%)
         2,000                   BUCA, Inc.                                                    34,000*+
                                                                                           ----------
                                 HEALTHCARE (6.1%)
         1,800                   Accredo Health, Inc.                                         116,514*+
         1,000                   AmeriPath, Inc.                                               27,000*
         2,400                   Eclipsys Corp.                                                38,426*
         1,000                   MedCath Corp.                                                 18,050*
                                                                                           ----------
                                 TOTAL HEALTHCARE                                             199,990
                                                                                           ----------
                                 HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.8%)
           700                   CoorsTek, Inc.                                                27,503*
                                                                                           ----------
                                 INSURANCE (0.9%)
         1,000                   Amerigroup Corp.                                              30,550*
                                                                                           ----------
                                 MEDIA--BROADCASTING & PUBLISHING (0.8%)
         3,400                   Regent Communications, Inc.                                   25,942*
                                                                                           ----------
                                 MEDICAL SUPPLIES (8.0%)
           900                   American Medical Systems Holdings, Inc.                       20,682*
         9,000                   Cardiac Science, Inc.                                         26,100*
           600                   Cerus Corp.                                                   30,726*
           300                   Cholestech Corp.                                               5,430*+
         3,350                   Conceptus, Inc.                                               60,602*
         1,500                   EPIX Medical, Inc.                                            19,740*
         6,500                   Natus Medical, Inc.                                           28,600*
         1,100                   Rudolph Technologies, Inc.                                    33,550*
         4,500                   Thoratec Corp.                                                36,945*
                                                                                           ----------
                                 TOTAL MEDICAL SUPPLIES                                       262,375
                                                                                           ----------
                                 PHARMACEUTICALS (7.2%)
         1,600                   Atrix Laboratories, Inc.                                      38,336*
         1,300                   CIMA Labs, Inc.                                               25,961*
         4,500                   Durect Corp.                                                  37,845*
         1,300                   Exelixis, Inc.                                                12,870*+
         1,200                   First Horizon Pharmaceutical Corp.                            31,248*
         1,500                   Genta, Inc.                                                   20,156*+
           900                   Iverness Medical Innovations, Inc.                            24,300*
         1,200                   Medicines Co.                                                 11,760*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                 VALUE
---------------------                                                                      ----------
                                 PHARMACEUTICALS (CONTINUED)
           400                   Neurocrine Biosciences, Inc.                              $   13,156*+
         1,900                   Pain Therapeutics, Inc.                                       19,095*
                                                                                           ----------
                                 TOTAL PHARMACEUTICALS                                        234,727
                                                                                           ----------
                                 POLLUTION CONTROL (2.7%)
         1,300                   Stericycle, Inc.                                              87,789*
                                                                                           ----------
                                 RETAIL (10.5%)
         1,364                   99 Cents Only Stores                                          42,393*
         3,000                   Charlotte Russe Holding, Inc.                                 84,420*
           900                   Christopher & Banks Corp.                                     33,453*
         1,100                   Electronics Boutique Holdings Corp.                           31,284*
         1,100                   GameStop Corp.                                                20,955*
         3,700                   Global Sports, Inc.                                           47,915*+
         1,700                   Insight Enterprises, Inc.                                     44,370*
         1,400                   Ultimate Electronics, Inc.                                    40,460*
                                                                                           ----------
                                 TOTAL RETAIL                                                 345,250
                                                                                           ----------
                                 TECHNOLOGY (0.8%)
         5,200                   Digital River, Inc.                                           25,688*
                                                                                           ----------
                                 TELECOMMUNICATIONS (2.2%)
         1,900                   InterVoice-Brite, Inc.                                         8,360*
         2,800                   Leap Wireless International, Inc.                             20,776*+
         1,200                   Metro One Telecommunications, Inc.                            21,360*+
         4,700                   Wireless Facilities, Inc.                                     21,244*
                                                                                           ----------
                                 TOTAL TELECOMMUNICATIONS                                      71,740
                                                                                           ----------
                                 TRANSPORTATION (2.1%)
         1,650                   Atlantic Coast Airlines Holdings, Inc.                        36,053*
         1,600                   WestJet Airlines, Ltd.                                        31,344*
                                                                                           ----------
                                 TOTAL TRANSPORTATION                                          67,397
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $2,624,040) (99.4%)              3,260,711
                                                                                           ----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
       $81,506                   Bank of Montreal, 1.76%, due 05/15/02                         81,506**
        63,393                   Bank of Nova Scotia, 1.83%, due 06/07/02                      63,393**
        63,393                   Bayerische Hypo-Und Vereinsbank AG, 1.8%, due 05/08/02        63,393**
        45,281                   Citibank, N.A., 1.89%, due 06/18/02                           45,281**
        99,618                   Credit Agricole, 1.75%, due 05/08/02                          99,618**
        45,281                   Den Danske, 1.84%, due 05/28/02                               45,281**
        90,562                   Dreyfus Money Market Fund, 1.95%, due 05/01/02                90,562**
        26,979                   Fleet National Bank, 1.88%, due 06/03/02                      26,979**
        57,188                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                    57,188
        18,112                   Merrill Lynch & Company, 1.91%, due 11/26/02                  18,112**
         9,056                   Merrill Lynch & Company, 1.92%, due 04/16/03                   9,056**
        81,505                   Merrimac Money Market Fund, 1.92%, due 05/01/02               81,505**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  PRINCIPAL
    AMOUNT                                                                                 VALUE
---------------------                                                                      ----------
       $18,112                   National City Bank, 1.91%, due 01/23/03                   $   18,112**
        45,281                   Royal Bank of Canada, 1.75%, due 05/02/02                     45,281**
        18,112                   Royal Bank of Scotland, 1.92%, due 06/26/02                   18,112**
        18,112                   US Bank N.A., 1.89%, due 11/06/02                             18,112**
                                                                                           ----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $781,491) (23.8%)        781,491
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $3,405,531) (123.2%)              4,042,202
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-23.2%)              (760,458)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $3,281,744
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 AEROSPACE/DEFENSE (8.4% OF NET ASSETS)
          900                    Textron, Inc.                                             $   44,262
          600                    United Technologies Corp.                                     42,102
                                                                                           ----------
                                 TOTAL AEROSPACE/DEFENSE                                       86,364
                                                                                           ----------
                                 AUTOMOTIVE (4.3%)
          625                    ITT Industries, Inc.                                          43,662
                                                                                           ----------
                                 BANKING & FINANCIAL SERVICES (7.5%)
          385                    Citigroup, Inc.                                               16,670
          220                    Goldman Sachs Group, Inc.                                     17,325
          585                    Morgan Stanley Dean Witter & Co.                              27,916
          690                    Stilwell Financial, Inc.                                      14,738
                                                                                           ----------
                                 TOTAL BANKING & FINANCIAL SERVICES                            76,649
                                                                                           ----------
                                 BEVERAGES, FOOD & TOBACCO (3.9%)
          740                    Philip Morris Companies, Inc.                                 40,278
                                                                                           ----------
                                 CHEMICALS (3.0%)
          650                    Air Products & Chemicals, Inc.                                31,232
                                                                                           ----------
                                 COMPUTER SERVICES (3.6%)
          785                    Novellus Systems, Inc.                                        37,209*
                                                                                           ----------
                                 ELECTRICAL EQUIPMENT (3.7%)
        1,580                    Applied Materials, Inc.                                       38,426*
                                                                                           ----------
                                 ELECTRONICS (11.5%)
          910                    Agilent Technologies, Inc.                                    27,345*
          550                    Emerson Electric Co.                                          29,365
        1,530                    Intel Corp.                                                   43,773
          530                    Teradyne, Inc.                                                17,464*
                                                                                           ----------
                                 TOTAL ELECTRONICS                                            117,947
                                                                                           ----------
                                 ENERGY & OIL SERVICES (10.3%)
        1,200                    Exxon Mobil Corp.                                             48,204
        1,632                    Transocean Sedco Forex, Inc.                                  57,936
                                                                                           ----------
                                 TOTAL ENERGY & OIL SERVICES                                  106,140
                                                                                           ----------
                                 ENTERTAINMENT & LEISURE (1.0%)
          425                    The Walt Disney Co.                                            9,852
                                                                                           ----------
                                 FOODS, HOTELS & RESTAURANTS (2.2%)
          790                    McDonald's Corp.                                              22,436
                                                                                           ----------
                                 INDUSTRIAL - DIVERSIFIED (1.7%)
          250                    Danaher Corp.                                                 17,895
                                                                                           ----------
                                 INSURANCE (3.5%)
          350                    Marsh & McLennan Companies, Inc.                              35,378
                                                                                           ----------
                                 METALS (3.9%)
        1,080                    Alcoa, Inc.                                                   36,752
           50                    Nucor Corp.                                                    2,923
                                                                                           ----------
                                 TOTAL METALS                                                  39,675
                                                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
   SHARES                                                                                  VALUE
---------------------                                                                      ----------
                                 OIL & GAS (11.0%)
          495                    BJ Services Co.                                           $   18,186*
          415                    ChevronTexaco Corp.                                           35,985
        1,665                    Global Santa Fe Corp.                                         58,425
                                                                                           ----------
                                 TOTAL OIL & GAS                                              112,596
                                                                                           ----------
                                 RETAIL (3.3%)
        2,400                    The Gap, Inc.                                                 33,864
                                                                                           ----------
                                 TELECOMMUNICATIONS (5.3%)
        1,050                    BellSouth Corp.                                               31,868
          725                    SBC Communications, Inc.                                      22,519
                                                                                           ----------
                                 TOTAL TELECOMMUNICATIONS                                      54,387
                                                                                           ----------
                                 TRANSPORTATION (13.5%)
        1,100                    Burlington Northern Santa Fe Corp.                            30,239
        1,445                    CSX Corp.                                                     52,266
          985                    Union Pacific Corp.                                           55,948
                                                                                           ----------
                                 TOTAL TRANSPORTATION                                         138,453
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $1,025,047) (101.6%)             1,042,443
                                                                                           ----------

  PRINCIPAL
   AMOUNT                        SHORT-TERM INVESTMENTS (COST: $3,149) (0.3%)
---------------------            --------------------------------------------
       $3,149                    Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                     3,149
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $1,028,196) (101.9%)              1,045,592
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%)                (19,986)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $1,025,606
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO GROWTH INSIGHTS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 APPAREL RETAILERS (6.3% OF NET ASSETS)
         7,275                   Chico's FAS, Inc.                                         $  262,482*
                                                                                           ----------
                                 BANKING & FINANCIAL SERVICES (8.2%)
        13,950                   Schwab (Charles) Corp.                                       158,890
         8,700                   Stilwell Financial, Inc.                                     185,832
                                                                                           ----------
                                 TOTAL BANKING & FINANCIAL SERVICES                           344,722
                                                                                           ----------
                                 BIOLOGICAL PRODUCTS (4.2%)
         3,300                   Amgen, Inc.                                                  174,504*
                                                                                           ----------
                                 COMPUTER SERVICES (10.2%)
         4,750                   Applied Micro Circuits Corp.                                  32,062*
        10,100                   Cisco Systems, Inc.                                          147,965*
         7,000                   Dell Computer Corp.                                          184,380*
         3,500                   Network Appliance, Inc.                                       61,075*
                                                                                           ----------
                                 TOTAL COMPUTER SERVICES                                      425,482
                                                                                           ----------
                                 COMPUTER SOFTWARE (9.8%)
         2,350                   Adobe Systems, Inc.                                           93,906
         3,150                   Microsoft Corp.                                              164,619*
         6,300                   Siebel Systems, Inc.                                         152,397*
                                                                                           ----------
                                 TOTAL COMPUTER SOFTWARE                                      410,922
                                                                                           ----------
                                 ELECTRICAL EQUIPMENT (5.5%)
         9,500                   Applied Materials, Inc.                                      231,040*
                                                                                           ----------
                                 ELECTRONICS (15.1%)
         2,750                   Exar Corp.                                                    54,835*
         6,600                   Intel Corp.                                                  188,826
         2,200                   Intersil Corp.                                                59,070*
         1,500                   Maxim Integrated Products, Inc.                               74,700*
         1,950                   Microchip Technology, Inc.                                    86,775*
         2,550                   PMC-Sierra, Inc.                                              39,678*
         1,800                   Semtech Corp.                                                 57,564*
         1,900                   XILINX, Inc.                                                  71,744*
                                                                                           ----------
                                 TOTAL ELECTRONICS                                            633,192
                                                                                           ----------
                                 HEALTHCARE (5.2%)
         3,500                   Genentech, Inc.                                              124,250*
         6,050                   Human Genome Sciences, Inc.                                   95,227*
                                                                                           ----------
                                 TOTAL HEALTHCARE                                             219,477
                                                                                           ----------
                                 INSURANCE (11.0%)
         4,350                   Cincinnati Financial Corp.                                   203,841
         4,500                   Progressive Corp.                                            258,750
                                                                                           ----------
                                 TOTAL INSURANCE                                              462,591
                                                                                           ----------
                                 MEDICAL SUPPLIES (1.2%)
         2,550                   Endocare, Inc.                                                48,935*
                                                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                 VALUE
---------------------                                                                      ----------
                                 PHARMACEUTICALS (7.9%)
         8,000                   Alkermes, Inc.                                            $  161,120*
         2,600                   Lilly (Eli) & Co.                                            171,730
                                                                                           ----------
                                 TOTAL PHARMACEUTICALS                                        332,850
                                                                                           ----------
                                 RETAIL (11.2%)
         5,050                   Amazon.com, Inc.                                              84,285*
         3,200                   eBay, Inc.                                                   169,920*
         4,600                   Home Depot, Inc.                                             213,302
                                                                                           ----------
                                 TOTAL RETAIL                                                 467,507
                                                                                           ----------
                                 TELECOMMUNICATIONS (3.4%)
         2,600                   Juniper Networks, Inc.                                        26,286*
         3,900                   Qualcomm, Inc.                                               117,624*
                                                                                           ----------
                                 TOTAL TELECOMMUNICATIONS                                     143,910
                                                                                           ----------
                                 TRANSPORTATION (1.2%)
         2,750                   Southwest Airlines, Inc.                                      50,078
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $4,690,675) (100.4%)             4,207,692
                                                                                           ----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS (COST: $18,137) (0.4%)
---------------------            ---------------------------------------------
       $18,137                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                    18,137
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $4,708,812) (100.8%)              4,225,829
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)                (32,490)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $4,193,339
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                               --------

                                 BIOLOGICAL PRODUCTS (24.3% OF NET ASSETS)
           45                    Amerisource Bergen Corp.                                   $  3,487
          275                    Amgen, Inc.                                                  14,542*
          220                    Biogen, Inc.                                                  9,563*
          340                    Gilead Sciences, Inc.                                        10,581*
          755                    Impax Laboratories, Inc.                                      5,209*
          290                    InterMune, Inc.                                               7,757*
          430                    MedImmune, Inc.                                              14,362*
                                                                                            --------
                                 TOTAL BIOLOGICAL PRODUCTS                                    65,501
                                                                                            --------
                                 CHEMICALS (7.5%)
          500                    Adolor Corp.                                                  6,875*
          325                    Pharmacia Corp.                                              13,400
                                                                                            --------
                                 TOTAL CHEMICALS                                              20,275
                                                                                            --------
                                 COMMERCIAL SERVICES (17.1%)
          200                    American Healthways, Inc.                                     5,390*
          340                    Celgene Corp.                                                 6,725*
          235                    CV Therapeutics, Inc.                                         6,801*
          705                    Lexicon Genetics, Inc.                                        5,640*
          150                    Myriad Genetics, Inc.                                         3,564*
          470                    Option Care, Inc.                                             8,831*
          240                    Weight Watchers International, Inc.                           9,062*
                                                                                            --------
                                 TOTAL COMMERCIAL SERVICES                                    46,013
                                                                                            --------
                                 COMPUTER SOFTWARE (1.5%)
          270                    PracticeWorks, Inc.                                           4,045*
                                                                                            --------
                                 HEALTHCARE (16.6%)
          450                    Affymetrix, Inc.                                             11,416*
        1,045                    BriteSmile, Inc.                                              5,434*
          400                    Genentech, Inc.                                              14,200*
          235                    Human Genome Sciences, Inc.                                   3,699*
          240                    Odyssey Healthcare, Inc.                                      8,165*
          145                    Sepracor, Inc.                                                1,836*
                                                                                            --------
                                 TOTAL HEALTHCARE                                             44,750
                                                                                            --------
                                 INSURANCE (1.9%)
          165                    AFLAC, Inc.                                                   4,934
                                                                                            --------
                                 MEDICAL SUPPLIES (14.0%)
          225                    Abgenix, Inc.                                                 3,175*
          405                    Andrx Corp.                                                  18,314*
           45                    Dianon Systems, Inc.                                          2,952*
          430                    Endocare, Inc.                                                8,252*
          314                    ImClone Systems, Inc.                                         5,055*
                                                                                            --------
                                 TOTAL MEDICAL SUPPLIES                                       37,748
                                                                                            --------
                                 PHARMACEUTICALS (24.4%)
          190                    Abbott Laboratories                                          10,251
          695                    Albany Molecular Research, Inc.                              16,854*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
   SHARES                                                                                   VALUE
---------------------                                                                       --------
                                 PHARMACEUTICALS (CONTINUED)
          330                    Alkermes, Inc.                                             $  6,646*
          685                    American Pharmaceutical Partners, Inc.                        9,706*
           80                    Arena Pharmaceuticals, Inc.                                     652*
          150                    Lilly (Eli) & Co.                                             9,908
          210                    Schering-Plough Corp.                                         5,733
          280                    Vertex Pharmaceuticals, Inc.                                  5,956*
                                                                                            --------
                                 TOTAL PHARMACEUTICALS                                        65,706
                                                                                            --------
                                 TOTAL COMMON STOCK (COST: $357,679) (107.3%)                288,972
                                                                                            --------

  PRINCIPAL
   AMOUNT                        SHORT-TERM INVESTMENTS (COST: $7,611) (2.8%)
---------------------            --------------------------------------------
       $7,611                    Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                    7,611
                                                                                            --------
                                 TOTAL INVESTMENTS (COST: $365,290) (110.1%)                 296,583
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-10.1%)              (27,309)
                                                                                            --------
                                 NET ASSETS (100.0%)                                        $269,274
                                                                                            ========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO INCOME + GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                             -----------

                                 AEROSPACE/DEFENSE (7.9% OF NET ASSETS)
        17,000                   Boeing Co.                                               $   758,200
         9,000                   Northrop Grumman Corp.                                     1,085,940
        16,000                   Textron, Inc.                                                786,880
                                                                                          -----------
                                 TOTAL AEROSPACE/DEFENSE                                    2,631,020
                                                                                          -----------
                                 AUTOMOTIVE (1.4%)
         7,300                   General Motors Corp.                                         468,295+
                                                                                          -----------
                                 BANKING & FINANCIAL SERVICES (1.6%)
        27,000                   Crescent Real Estate Equities Co.                            529,740
                                                                                          -----------
                                 BEVERAGES, FOOD & TOBACCO (3.5%)
        10,000                   Campbell Soup Co.                                            276,100
        43,000                   Sara Lee Corp.                                               910,740
                                                                                          -----------
                                 TOTAL BEVERAGES, FOOD & TOBACCO                            1,186,840
                                                                                          -----------
                                 CHEMICALS (6.3%)
        24,000                   Air Products & Chemicals, Inc.                             1,153,200
        15,000                   Potash Corp.                                                 961,950+
                                                                                          -----------
                                 TOTAL CHEMICALS                                            2,115,150
                                                                                          -----------
                                 COMMERCIAL SERVICES (1.3%)
        14,000                   R.R. Donnelley & Sons Co.                                    447,440
                                                                                          -----------
                                 COSMETICS & HOUSEHOLD PRODUCTS (4.4%)
        14,000                   Fortune Brands, Inc.                                         731,640
        20,800                   Gillette Co.                                                 737,984
                                                                                          -----------
                                 TOTAL COSMETICS & HOUSEHOLD PRODUCTS                       1,469,624
                                                                                          -----------
                                 ELECTRIC UTILITIES (10.2%)
        40,000                   Aquila, Inc.                                                 641,600
        26,000                   Cinergy Corp.                                                923,780
        11,359                   Scana Corp.                                                  362,920+
        39,000                   Sempra Energy                                                997,230
        18,000                   Teco Energy, Inc.                                            501,120+
                                                                                          -----------
                                 TOTAL ELECTRIC UTILITIES                                   3,426,650
                                                                                          -----------
                                 ELECTRONICS (7.2%)
        59,300                   Motorola, Inc.                                               913,220
        35,000                   Raytheon Co.                                               1,480,500
                                                                                          -----------
                                 TOTAL ELECTRONICS                                          2,393,720
                                                                                          -----------
                                 ENERGY & OIL SERVICES (3.0%)
         8,000                   Baker Hughes, Inc.                                           301,440
        12,700                   Schlumberger, Ltd.                                           695,325
                                                                                          -----------
                                 TOTAL ENERGY & OIL SERVICES                                  996,765
                                                                                          -----------
                                 FOODS, HOTELS & RESTAURANTS (1.2%)
        12,000                   Albertson's, Inc.                                            402,480
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 INSURANCE (24.8%)
        15,000                   Chubb Corp.                                              $ 1,150,500
         9,000                   Hartford Financial Services Group                            623,700
       105,000                   Humana, Inc.                                               1,716,750*
        26,000                   Safeco Corp.                                                 868,400
        28,000                   St. Paul Co.                                               1,394,680
        32,000                   Torchmark Corp.                                            1,308,480
        13,100                   XL Capital, Ltd.                                           1,235,985
                                                                                          -----------
                                 TOTAL INSURANCE                                            8,298,495
                                                                                          -----------
                                 MEDICAL SUPPLIES (2.1%)
        19,200                   Bausch & Lomb, Inc.                                          690,624
                                                                                          -----------
                                 METALS (7.5%)
        72,080                   Barrick Gold Corp.                                         1,446,646+
        90,000                   Placer Dome, Inc.                                          1,057,500
                                                                                          -----------
                                 TOTAL METALS                                               2,504,146
                                                                                          -----------
                                 OIL & GAS (4.7%)
        12,100                   Apache Corp.                                                 705,793
        30,000                   Marathon Oil Corp.                                           871,800
                                                                                          -----------
                                 TOTAL OIL & GAS                                            1,577,593
                                                                                          -----------
                                 PAPER & FOREST PRODUCTS (0.7%)
         8,400                   Georgia-Pacific Corp                                         243,432
                                                                                          -----------
                                 PHARMACEUTICALS (4.3%)
        14,000                   Bristol-Myers Squibb Co.                                     403,200
        39,600                   Mylan Laboratories, Inc.                                   1,048,608
                                                                                          -----------
                                 TOTAL PHARMACEUTICALS                                      1,451,808
                                                                                          -----------
                                 RETAIL (2.6%)
        40,300                   J.C. Penney Co., Inc.                                        876,122+
                                                                                          -----------
                                 TRANSPORTATION (1.5%)
        16,000                   CNF, Inc.                                                    505,760
                                                                                          -----------
                                 TOTAL COMMON STOCK (COST: $22,778,486) (96.2%)            32,215,704
                                                                                          -----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
      $471,962                   Bank of Montreal, 1.77%, due 05/08/02                        471,962**
       367,081                   Bank of Nova Scotia, 1.83%, due 06/07/02                     367,081**
       367,085                   Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                   367,085**
       262,203                   Citibank, N.A., 1.89%, due 06/18/02                          262,203**
       576,840                   Credit Agricole, 1.75%, due 05/07/02                         576,840**
       262,203                   Den Danske, 1.84%, due 05/28/02                              262,203**
       524,402                   Dreyfus Money Market Fund, 1.95%, due 05/01/02               524,402**
       160,309                   Fleet National Bank, 1.88%, due 06/03/02                     160,309**
       260,142                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                   260,142
       104,884                   Merrill Lynch & Company, 1.91%, due 11/26/02                 104,884**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO INCOME + GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------------                                                                     -----------
      $ 48,341                   Merrill Lynch & Company, 1.92%, due 04/16/03             $    48,341**
       471,964                   Merrimac Money Market Fund, 1.92%, due 05/01/02              471,964**
       104,883                   National City Bank, 1.91%, due 01/23/03                      104,883**
       262,203                   Royal Bank of Canada, 1.75%, due 05/02/02                    262,203**
       104,883                   Royal Bank of Scotland, 1.92%, due 06/26/02                  104,883**
       104,884                   US Bank N.A., 1.89%, due 11/06/02                            104,884**
                                                                                          -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $4,454,269)
                                   (13.3%)                                                  4,454,269
                                                                                          -----------
                                 TOTAL INVESTMENTS (COST: $27,232,755) (109.5%)            36,669,973
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-9.5%)             (3,179,496)
                                                                                          -----------
                                 NET ASSETS (100.0%)                                      $33,490,477
                                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

TCW GALILEO LARGE CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    COMMON STOCK                                                VALUE
---------------------            ------------                                              ----------

                                 BANKING & FINANCIAL SERVICES (2.0% OF NET ASSETS)
         1,100                   Federal National Mortgage Association                     $   86,823
         7,800                   Schwab (Charles) Corp.                                        88,842
                                                                                           ----------
                                 TOTAL BANKING & FINANCIAL SERVICES                           175,665
                                                                                           ----------
                                 BEVERAGES, FOOD & TOBACCO (9.5%)
         2,000                   Anheuser-Busch Companies, Inc.                               106,000
         5,800                   Coca-Cola Co.                                                321,958
         2,600                   Kellogg Co.                                                   93,392
         4,400                   Philip Morris Companies, Inc.                                239,492
         1,700                   UST, Inc.                                                     67,660
                                                                                           ----------
                                 TOTAL BEVERAGES, FOOD & TOBACCO                              828,502
                                                                                           ----------
                                 BIOLOGICAL PRODUCTS (2.2%)
         3,600                   Amgen, Inc.                                                  190,368*
                                                                                           ----------
                                 COMMERCIAL SERVICES (3.5%)
         3,200                   Overture Services, Inc.                                      109,408*
         5,200                   Paychex, Inc.                                                194,116
                                                                                           ----------
                                 TOTAL COMMERCIAL SERVICES                                    303,524
                                                                                           ----------
                                 COMPUTER SERVICES (9.9%)
         4,700                   AOL Time Warner, Inc.                                         89,394*
         4,400                   Applied Micro Circuits Corp.                                  29,700*
        19,100                   Cisco Systems, Inc.                                          279,815*
         3,700                   Dell Computer Corp.                                           97,458*
         2,600                   International Business Machines Corp.                        217,776
        10,400                   Sun Microsystems, Inc.                                        85,072*
         3,900                   Yahoo!, Inc.                                                  57,564*
                                                                                           ----------
                                 TOTAL COMPUTER SERVICES                                      856,779
                                                                                           ----------
                                 COMPUTER SOFTWARE (10.6%)
         2,600                   Brocade Communications Systems, Inc.                          66,534*
        10,000                   Microsoft Corp.                                              522,600*
        17,200                   Oracle Corp.                                                 172,688*
         2,600                   Siebel Systems, Inc.                                          62,894*
         3,300                   Veritas Software Corp.                                        93,522*
                                                                                           ----------
                                 TOTAL COMPUTER SOFTWARE                                      918,238
                                                                                           ----------
                                 COSMETICS & HOUSEHOLD PRODUCTS (2.9%)
         2,800                   Procter & Gamble Co.                                         252,728
                                                                                           ----------
                                 ELECTRICAL EQUIPMENT (10.1%)
        11,000                   Applied Materials, Inc.                                      267,520*
        19,250                   General Electric Co.                                         607,337
                                                                                           ----------
                                 TOTAL ELECTRICAL EQUIPMENT                                   874,857
                                                                                           ----------
                                 ELECTRONICS (6.8%)
        14,700                   Intel Corp.                                                  420,567

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27
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TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                 VALUE
---------------------                                                                      ----------
                                 ELECTRONICS (CONTINUED)
           900                   Maxim Integrated Products, Inc.                           $   44,820*
         3,300                   XILINX, Inc.                                                 124,608*
                                                                                           ----------
                                 TOTAL ELECTRONICS                                            589,995
                                                                                           ----------
                                 ENTERTAINMENT & LEISURE (0.8%)
         6,500                   Liberty Media Corp.                                           69,550*
                                                                                           ----------
                                 FOODS, HOTELS & RESTAURANTS (1.6%)
         2,700                   PepsiCo, Inc.                                                140,130
                                                                                           ----------
                                 HEALTHCARE (4.0%)
         3,100                   Genentech, Inc.                                              110,050*
           500                   Human Genome Sciences, Inc.                                    7,870*
         3,600                   Johnson & Johnson, Inc.                                      229,896
                                                                                           ----------
                                 TOTAL HEALTHCARE                                             347,816
                                                                                           ----------
                                 INSURANCE (2.9%)
         2,400                   American International Group, Inc.                           165,888
           900                   Marsh & McLennan Companies, Inc.                              90,972
                                                                                           ----------
                                 TOTAL INSURANCE                                              256,860
                                                                                           ----------
                                 MEDIA--BROADCASTING & PUBLISHING (1.6%)
         3,400                   Univision Communications, Inc.                               135,864+
                                                                                           ----------
                                 MEDICAL SUPPLIES (1.3%)
         2,600                   Medtronic, Inc.                                              116,194
                                                                                           ----------
                                 PHARMACEUTICALS (15.3%)
         1,900                   Abbott Laboratories                                          102,505
         1,140                   Andrx Corp.                                                   51,551*
         4,900                   Lilly (Eli) & Co.                                            323,645
        13,275                   Pfizer, Inc.                                                 482,546
         3,600                   Pharmacia Corp.                                              148,428
         8,050                   Schering-Plough Corp.                                        219,765
                                                                                           ----------
                                 TOTAL PHARMACEUTICALS                                      1,328,440
                                                                                           ----------
                                 RETAIL (9.6%)
         2,300                   eBay, Inc.                                                   122,130*
         4,075                   Home Depot, Inc.                                             188,958
         3,000                   Ticketmaster Online CitySearch, Inc.                          70,590*
         8,100                   Wal-Mart Stores, Inc.                                        452,466
                                                                                           ----------
                                 TOTAL RETAIL                                                 834,144
                                                                                           ----------
                                 TELECOMMUNICATIONS (3.9%)
         2,600                   Qualcomm, Inc.                                                78,416*
         5,700                   Sprint Corp. (PCS Group)                                      63,897+
         4,100                   Viacom, Inc., Class B                                        193,110*
                                                                                           ----------
                                 TOTAL TELECOMMUNICATIONS                                     335,423
                                                                                           ----------
                                 TOTAL COMMON STOCK (COST: $8,203,830) (98.5%)              8,555,077
                                                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS                                    VALUE
---------------------            ----------------------                                    ----------
       $16,204                   Bank of Montreal, 1.76%, due 05/15/02                     $   16,204**
        12,603                   Bank of Nova Scotia, 1.83%, due 06/07/02                      12,603**
        12,603                   Bayerische Hypo-Und Vereinsbank AG, 1.9%, due 06/19/02        12,603**
         9,002                   Citibank, N.A., 1.89%, due 06/18/02                            9,002**
        19,805                   Credit Agricole, 1.75%, due 05/07/02                          19,805**
         9,002                   Den Danske, 1.84%, due 05/28/02                                9,002**
        18,005                   Dreyfus Money Market Fund, 1.95%, due 05/01/02                18,005**
         5,366                   Fleet National Bank, 1.88%, due 06/03/02                       5,366**
         3,601                   Merrill Lynch & Company, 1.91%, due 11/26/02                   3,601**
         1,800                   Merrill Lynch & Company, 1.92%, due 04/16/03                   1,800**
        16,204                   Merrimac Money Market Fund, 1.92%, due 05/01/02               16,204**
         3,601                   National City Bank, 1.91%, due 01/23/03                        3,601**
         9,002                   Royal Bank of Canada, 1.75%, due 05/02/02                      9,002**
         3,601                   Royal Bank of Scotland, 1.92%, due 06/26/02                    3,601**
         3,601                   US Bank N.A., 1.89%, due 11/06/02                              3,601**
                                                                                           ----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $144,000) (1.6%)         144,000
                                                                                           ----------
                                 TOTAL INVESTMENTS (COST: $8,347,830) (100.1%)              8,699,077
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                (12,735)
                                                                                           ----------
                                 NET ASSETS (100.0%)                                       $8,686,342
                                                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                              VALUE
---------------------            ------------                                           ------------

                                 AEROSPACE/DEFENSE (6.7% OF NET ASSETS)
         63,750                  Boeing Co.                                             $  2,843,250
         81,380                  Textron, Inc.                                             4,002,268
         41,000                  United Technologies Corp.                                 2,876,970
                                                                                        ------------
                                 TOTAL AEROSPACE/DEFENSE                                   9,722,488
                                                                                        ------------
                                 AUTOMOTIVE (3.1%)
          3,910                  Ford Motor Co.                                               62,560+
         18,439                  General Motors Corp.                                      1,182,862+
         46,100                  ITT Industries, Inc.                                      3,220,546
                                                                                        ------------
                                 TOTAL AUTOMOTIVE                                          4,465,968
                                                                                        ------------
                                 BANKING & FINANCIAL SERVICES (15.0%)
         28,950                  American Express Co.                                      1,187,239
         38,500                  Bank One Corp.                                            1,573,495
         65,000                  BankAmerica Corp.                                         4,711,200
         69,324                  Citigroup, Inc.                                           3,001,729
         17,700                  Federal Home Loan Mortgage Corp.                          1,156,695
          5,600                  Federal National Mortgage Association                       442,008
         36,450                  Fifth Third Bancorp                                       2,500,105
          8,000                  Goldman Sachs Group, Inc.                                   630,000
         48,555                  Morgan Stanley Dean Witter & Co.                          2,317,045
         19,250                  Stilwell Financial, Inc.                                    411,180
         77,750                  Wells Fargo & Co.                                         3,976,912
                                                                                        ------------
                                 TOTAL BANKING & FINANCIAL SERVICES                       21,907,608
                                                                                        ------------
                                 BEVERAGES, FOOD & TOBACCO (1.9%)
         50,000                  Philip Morris Companies, Inc.                             2,721,500
                                                                                        ------------
                                 CHEMICALS (5.8%)
         44,400                  Air Products & Chemicals, Inc.                            2,133,420
         20,400                  Du Pont (E.I.) de Nemours & Co.                             907,800
         41,967                  Pharmacia Corp.                                           1,730,299
         64,600                  Praxair, Inc.                                             3,688,660
                                                                                        ------------
                                 TOTAL CHEMICALS                                           8,460,179
                                                                                        ------------
                                 COMPUTER SERVICES (1.9%)
         58,500                  Novellus Systems, Inc.                                    2,772,900*+
                                                                                        ------------
                                 ELECTRICAL EQUIPMENT (2.6%)
        158,400                  Applied Materials, Inc.                                   3,852,288*
                                                                                        ------------
                                 ELECTRONICS (9.4%)
         92,220                  Agilent Technologies, Inc.                                2,771,211*
         45,600                  Emerson Electric Co.                                      2,434,584
        166,700                  Intel Corp.                                               4,769,287
        114,300                  Teradyne, Inc.                                            3,766,185*
                                                                                        ------------
                                 TOTAL ELECTRONICS                                        13,741,267
                                                                                        ------------

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30

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
    SHARES                                                                              VALUE
---------------------                                                                   ------------
                                 ENERGY & OIL SERVICES (8.6%)
        186,246                  Exxon Mobil Corp.                                      $  7,481,502
        144,249                  Transocean Sedco Forex, Inc.                              5,120,839
                                                                                        ------------
                                 TOTAL ENERGY & OIL SERVICES                              12,602,341
                                                                                        ------------
                                 ENTERTAINMENT & LEISURE (1.2%)
         20,150                  Hasbro, Inc.                                                321,997
         61,350                  The Walt Disney Co.                                       1,422,093
                                                                                        ------------
                                 TOTAL ENTERTAINMENT & LEISURE                             1,744,090
                                                                                        ------------
                                 FOODS, HOTELS & RESTAURANTS (2.7%)
        137,950                  McDonald's Corp.                                          3,917,780
                                                                                        ------------
                                 HEAVY MACHINERY (1.0%)
         26,800                  Caterpillar, Inc.                                         1,463,816
                                                                                        ------------
                                 INDUSTRIAL--DIVERSIFIED (2.0%)
         40,400                  Danaher Corp.                                             2,891,832+
                                                                                        ------------
                                 INSURANCE (5.7%)
         63,250                  American International Group, Inc.                        4,371,840
         29,700                  Cincinnati Financial Corp.                                1,391,742
         24,800                  Marsh & McLennan Companies, Inc.                          2,506,784
                                                                                        ------------
                                 TOTAL INSURANCE                                           8,270,366
                                                                                        ------------
                                 MEDIA--BROADCASTING & PUBLISHING (0.4%)
         13,200                  Clear Channel Communications, Inc.                          619,740*
                                                                                        ------------
                                 METALS (3.7%)
        106,300                  Alcoa, Inc.                                               3,617,389
         38,200                  Inco, Ltd.                                                  765,146*+
         18,350                  Nucor Corp.                                               1,072,558+
                                                                                        ------------
                                 TOTAL METALS                                              5,455,093
                                                                                        ------------
                                 OIL & GAS (8.7%)
         26,410                  BJ Services Co.                                             970,303*
         58,153                  ChevronTexaco Corp.                                       5,042,447
        128,400                  Global Santa Fe Corp.                                     4,505,556
         49,410                  Nabors Industries, Inc.                                   2,250,626*
                                                                                        ------------
                                 TOTAL OIL & GAS                                          12,768,932
                                                                                        ------------
                                 RETAIL (2.5%)
         38,260                  Staples, Inc.                                               764,052*
        208,800                  The Gap, Inc.                                             2,946,168+
                                                                                        ------------
                                 TOTAL RETAIL                                              3,710,220
                                                                                        ------------
                                 TELECOMMUNICATIONS (6.2%)
        118,050                  BellSouth Corp.                                           3,582,818
         23,000                  SBC Communications, Inc.                                    714,380
         80,650                  Verizon Communications                                    3,234,872
         32,800                  Viacom, Inc., Class B                                     1,544,880*
                                                                                        ------------
                                 TOTAL TELECOMMUNICATIONS                                  9,076,950
                                                                                        ------------

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31
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                              VALUE
---------------------                                                                   ------------
                                 TRANSPORTATION (10.6%)
         63,400                  Burlington Northern Santa Fe Corp.                     $  1,742,866
        163,000                  CSX Corp.                                                 5,895,710
         78,500                  Norfolk Southern Corp.                                    1,682,255
         29,070                  Southwest Airlines, Inc.                                    529,365
         98,500                  Union Pacific Corp.                                       5,594,800
                                                                                        ------------
                                 TOTAL TRANSPORTATION                                     15,444,996
                                                                                        ------------
                                 TOTAL COMMON STOCK (COST: $134,108,021) (99.7%)         145,610,354
                                                                                        ------------

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $  869,213                  Bank of Montreal, 1.77%, due 05/08/02                       869,213**
        676,054                  Bank of Novia Scotia, 1.92%, due 06/25/02                   676,054**
        676,054                  Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                                  676,054**
        482,896                  Citibank, N.A., 1.89%, due 06/18/02                         482,896**
      1,062,370                  Credit Agricole, 1.75%, due 05/07/02                      1,062,370**
        482,896                  Den Danske, 1.84%, due 05/28/02                             482,896**
        965,791                  Dreyfus Money Market Fund, 1.95%, due 05/01/02              965,791**
        187,712                  Fleet National Bank, 1.88%, due 06/03/02                    187,712**
      1,067,484                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                            1,067,484
        193,158                  Merrill Lynch & Company, 1.91%, due 11/26/02                193,158**
         96,579                  Merrill Lynch & Company, 1.92%, due 04/16/03                 96,579**
        969,212                  Merrimac Money Market Fund, 1.92%, due 05/01/02             969,212**
        193,158                  National City Bank, 1.91%, due 01/23/03                     193,158**
        482,896                  Royal Bank of Canada, 1.75%, due 05/02/02                   482,896**
        193,158                  Royal Bank of Scotland, 1.92%, due 06/26/02                 193,158**
        193,158                  US Bank N.A., 1.89%, due 11/06/02                           193,158**
                                                                                        ------------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $8,791,789)
                                   (6.0%)                                                  8,791,789
                                                                                        ------------
                                 TOTAL INVESTMENTS (COST: $142,899,810) (105.7%)         154,402,143
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-5.7%)            (8,360,938)
                                                                                        ------------
                                 NET ASSETS (100.0%)                                    $146,041,205
                                                                                        ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

TCW GALILEO OPPORTUNITY FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

      NUMBER OF
       SHARES                    COMMON STOCK                                               VALUE
---------------------            ------------                                            -----------

                                 ADVERTISING (0.6% OF NET ASSETS)
         36,200                  DoubleClick, Inc.                                       $   280,912*
                                                                                         -----------
                                 AEROSPACE/DEFENSE (3.1%)
          4,800                  General Dynamics Corp.                                      466,032
          7,700                  Lockheed Martin Corp.                                       484,330
          3,800                  Northrop Grumman Corp.                                      458,508
                                                                                         -----------
                                 TOTAL AEROSPACE/DEFENSE                                   1,408,870
                                                                                         -----------
                                 BANKING & FINANCIAL SERVICES (3.7%)
         10,100                  Crescent Real Estate Equities Co.                           198,162
         11,500                  Cryptologic, Inc.                                           147,200+
         36,800                  Equity Inns, Inc.                                           295,872
          5,300                  Glacier Bancorp, Inc.                                       114,480
         14,400                  Local Financial Corp.                                       240,912*
          7,600                  Macerich Co.                                                223,060
         10,700                  South Financial Group, Inc.                                 246,421
         15,600                  Sterling Bancshares, Inc.                                   213,408
                                                                                         -----------
                                 TOTAL BANKING & FINANCIAL SERVICES                        1,679,515
                                                                                         -----------
                                 BEVERAGES, FOOD & TOBACCO (1.9%)
          3,760                  Flowers Foods, Inc.                                          98,098*
         13,900                  Pathmark Stores, Inc.                                       309,970*
         42,800                  Wild Oats Markets, Inc.                                     469,944+
                                                                                         -----------
                                 TOTAL BEVERAGES, FOOD & TOBACCO                             878,012
                                                                                         -----------
                                 CHEMICALS (7.2%)
         50,900                  Agrium, Inc.                                                496,275
        219,900                  Calgon Carbon Corp.                                       1,979,100
         40,300                  IMC Global, Inc.                                            507,780
          5,400                  Potash Corp.                                                346,302+
                                                                                         -----------
                                 TOTAL CHEMICALS                                           3,329,457
                                                                                         -----------
                                 COMMERCIAL SERVICES (2.5%)
         32,700                  Input/Output, Inc.                                          295,935*
          6,900                  Kendle International, Inc.                                  117,231*
         30,000                  Lexicon Genetics, Inc.                                      240,000*
         15,200                  Precis, Inc.                                                221,160*
         26,300                  Wind River Systems, Inc.                                    286,407*
                                                                                         -----------
                                 TOTAL COMMERCIAL SERVICES                                 1,160,733
                                                                                         -----------
                                 COMPUTER SERVICES (1.7%)
         40,200                  Acclaim Entertainment, Inc.                                 215,472*
         30,100                  Maxtor Corp.                                                208,593*
        104,700                  Read-Rite Corp.                                             371,685*
                                                                                         -----------
                                 TOTAL COMPUTER SERVICES                                     795,750
                                                                                         -----------
                                 COMPUTER SOFTWARE (2.7%)
         15,200                  Echelon Corp.                                               240,160*+
         46,900                  Liberate Technologies, Inc.                                 238,721*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                               VALUE
---------------------                                                                    -----------
                                 COMPUTER SOFTWARE (CONTINUED)
         65,000                  Quovadx, Inc.                                           $   538,850*
          6,600                  THQ, Inc.                                                   231,396+
                                                                                         -----------
                                 TOTAL COMPUTER SOFTWARE                                   1,249,127
                                                                                         -----------
                                 ELECTRIC UTILITIES (1.6%)
         14,100                  Avista Corp.                                                225,459
          6,841                  DTE Energy Co.                                              310,171
         15,200                  Mirant Corp.                                                183,616*
                                                                                         -----------
                                 TOTAL ELECTRIC UTILITIES                                    719,246
                                                                                         -----------
                                 ELECTRICAL EQUIPMENT (0.9%)
         46,600                  Evans & Sutherland Computer Corp.                           363,480*
         26,600                  Immersion Corp.                                              62,776*
                                                                                         -----------
                                 TOTAL ELECTRICAL EQUIPMENT                                  426,256
                                                                                         -----------
                                 ELECTRONICS (3.7%)
         10,000                  Gentex Corp.                                                316,600*
         17,300                  Herley Industries, Inc.                                     368,144*
          8,400                  Integrated Defense Technologies, Inc.                       251,580*
          6,400                  Lattice Semiconductor Corp.                                  75,840*
         11,600                  Measurement Specialties, Inc.                                23,200*+
         12,100                  Raytheon Co.                                                511,830
         16,900                  Triquint Semiconductor, Inc.                                171,366*
                                                                                         -----------
                                 TOTAL ELECTRONICS                                         1,718,560
                                                                                         -----------
                                 ENERGY & OIL SERVICES (7.2%)
         82,400                  Nuevo Energy Co., Inc.                                    1,293,680*
         52,400                  Oceaneering International, Inc.                           1,388,600*
         33,800                  Veritas DGC, Inc.                                           611,780*+
                                                                                         -----------
                                 TOTAL ENERGY & OIL SERVICES                               3,294,060
                                                                                         -----------
                                 ENTERTAINMENT & LEISURE (1.1%)
         22,400                  Dover Downs Gaming & Entertainment, Inc.                    260,960
         32,000                  Dover Motorsports, Inc.                                     258,560
                                                                                         -----------
                                 TOTAL ENTERTAINMENT & LEISURE                               519,520
                                                                                         -----------
                                 HEALTHCARE (3.3%)
         20,300                  Eclipsys Corp.                                              325,023*+
         13,500                  Manor Care, Inc.                                            346,140*
          9,800                  Province Healthcare Co.                                     377,398+
          8,400                  United Surgical Partners, Inc.                              242,760*
          4,600                  Universal Health Services, Inc., Class B                    214,130*
                                                                                         -----------
                                 TOTAL HEALTHCARE                                          1,505,451
                                                                                         -----------
                                 INDUSTRIAL--DIVERSIFIED (4.8%)
         49,200                  AGCO Corp.                                                1,117,824*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
    SHARES                                                                               VALUE
---------------------                                                                    -----------
                                 INDUSTRIAL--DIVERSIFIED (CONTINUED)
         35,000                  Lindsay Manufacturing Co.                               $   857,500
         13,700                  PRI Automation, Inc.                                        254,683*
                                                                                         -----------
                                 TOTAL INDUSTRIAL--DIVERSIFIED                             2,230,007
                                                                                         -----------
                                 INFORMATION PROCESSING (1.5%)
         64,900                  Information Resources, Inc.                                 665,225*
                                                                                         -----------
                                 INSURANCE (3.5%)
          8,200                  Arthur J. Gallagher & Co.                                   296,020
         10,100                  First American Corp.                                        223,210+
         18,800                  Mid Atlantic Medical Services, Inc.                         684,884*
          7,300                  Phoenix Companies, Inc.                                     135,853*
          4,100                  WR Berkley Corp.                                            248,050
                                                                                         -----------
                                 TOTAL INSURANCE                                           1,588,017
                                                                                         -----------
                                 MEDIA--BROADCASTING & PUBLISHING (2.4%)
         29,800                  4 Kids Entertainment, Inc.                                  512,560+
          7,300                  Radio One, Inc., Class D                                    156,220*+
         10,400                  Spanish Broadcasting System, Inc.                           166,920*
         21,000                  Thomas Nelson, Inc.                                         266,280
                                                                                         -----------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                    1,101,980
                                                                                         -----------
                                 MEDICAL SUPPLIES (2.9%)
         22,900                  American Medical Systems Holdings, Inc.                     526,242*
         15,500                  Cygnus, Inc.                                                 73,005*
         28,900                  Endocare, Inc.                                              554,591*+
         12,000                  Hologic, Inc.                                               194,760*
                                                                                         -----------
                                 TOTAL MEDICAL SUPPLIES                                    1,348,598
                                                                                         -----------
                                 METALS (13.2%)
         30,000                  Agnico Eagle Mines, Ltd.                                    416,701+
         43,100                  AK Steel Holding Corp.                                      528,406*
          4,300                  Alliant Techsystems, Inc.                                   463,110*
         20,000                  Freeport-McMoran Copper & Gold, Inc., Class B               355,200+
         57,800                  Glamis Gold, Ltd.                                           352,002+
          6,700                  IPSCO, Inc.                                                 109,612
          7,600                  Lone Star Technologies, Inc.                                202,540*
         42,000                  Meridian Gold, Inc.                                         639,240+
         21,100                  Newmont Mining Corp.                                        601,561
         34,000                  North American Palladium, Ltd.                              186,927
         23,000                  Phelps Dodge Corp.                                          823,400
         32,800                  Placer Dome, Inc.                                           385,400
         34,500                  United States Steel Corp.                                   622,380
         27,400                  Worthington Industries, Inc.                                405,520
                                                                                         -----------
                                 TOTAL METALS                                              6,091,999
                                                                                         -----------
                                 OIL & GAS (9.7%)
          5,300                  Newfield Exploration Co.                                    200,605*
          3,700                  Noble Affiliates, Inc.                                      144,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                               VALUE
---------------------                                                                    -----------
                                 OIL & GAS (CONTINUED)
         68,500                  Parker Drilling Co.                                     $   293,180*
         30,000                  PetroQuest Energy, Inc.                                     203,700*
         66,600                  Pioneer Natural Resources Co.                             1,597,734*
         43,000                  Stolt Offshore S.A. (ADR)                                   383,130+
         12,800                  Stone Energy Corp.                                          542,720*
          6,100                  Tom Brown, Inc.                                             176,900*
         15,300                  Vintage Petroleum, Inc.                                     211,140
         15,800                  Western Gas Resources, Inc.                                 609,248
          5,400                  Willbros Group, Inc.                                        101,304*
                                                                                         -----------
                                 TOTAL OIL & GAS                                           4,464,146
                                                                                         -----------
                                 PHARMACEUTICALS (0.5%)
         21,900                  Array BioPharma, Inc.                                       213,963*
                                                                                         -----------
                                 POLLUTION CONTROL (0.6%)
         48,000                  Fuel-Tech N.V.                                              285,600*
                                                                                         -----------
                                 RETAIL (7.6%)
         40,400                  Claire's Stores, Inc.                                       871,832
         10,700                  Michaels Stores, Inc.                                       432,815*
         75,700                  Petsmart, Inc.                                            1,137,014*
         66,400                  The Sports Authority, Inc.                                  845,936*
         24,500                  Trans World Entertainment Corp.                             198,450+
                                                                                         -----------
                                 TOTAL RETAIL                                              3,486,047
                                                                                         -----------
                                 TECHNOLOGY (0.1%)
         26,600                  Vitria Technology, Inc.                                      59,850*
                                                                                         -----------
                                 TELECOMMUNICATIONS (1.2%)
         27,400                  Ditech Communications Corp.                                  83,543*
         25,700                  Lantronix, Inc.                                              61,680*
         17,800                  Micromuse, Inc.                                             145,248*+
         48,300                  ONI Systems Corp.                                           252,609*
                                                                                         -----------
                                 TOTAL TELECOMMUNICATIONS                                    543,080
                                                                                         -----------
                                 TRANSPORTATION (2.6%)
         12,900                  Kirby Corp.                                                 361,845*
         15,400                  UAL Corp.                                                   216,986+
         11,000                  USFreightways Corp.                                         367,950
         15,900                  Wabtec Corp.                                                243,111
                                                                                         -----------
                                 TOTAL TRANSPORTATION                                      1,189,892
                                                                                         -----------
                                 UTILITIES (1.1%)
         20,800                  Arch Coal, Inc.                                             461,760+
          4,300                  Massey Energy Co.                                            64,285
                                                                                         -----------
                                 TOTAL UTILITIES                                             526,045
                                                                                         -----------
                                 TOTAL COMMON STOCK (COST: $34,797,531) (92.9%)           42,759,918
                                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS                                  VALUE
---------------------            ----------------------                                  -----------
     $  768,054                  Bank of Montreal, 1.77%, due 05/08/02                   $   768,054**
        597,375                  Bank of Novia Scotia, 1.92%, due 06/25/02                   597,375**
        597,375                  Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                  597,375**
        426,696                  Citibank, N.A., 1.89%, due 06/18/02                         426,696**
        938,732                  Credit Agricole, 1.75%, due 05/07/02                        938,732**
        426,696                  Den Danske, 1.84%, due 05/28/02                             426,696**
        853,393                  Dreyfus Money Market Fund, 1.95%, due 05/01/02              853,393**
        254,226                  Fleet National Bank, 1.88%, due 06/03/02                    254,226**
      3,320,581                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                            3,320,581
        170,679                  Merrill Lynch & Company, 1.91%, due 11/26/02                170,679**
         85,339                  Merrill Lynch & Company, 1.92%, due 04/16/03                 85,339**
        768,053                  Merrimac Money Market Fund, 1.92%, due 05/01/02             768,053**
        170,679                  National City Bank, 1.91%, due 01/23/03                     170,679**
        426,696                  Royal Bank of Canada, 1.75%, due 05/02/02                   426,696**
        170,679                  Royal Bank of Scotland, 1.92%, due 06/26/02                 170,679**
        170,679                  US Bank N.A., 1.89%, due 11/06/02                           170,679**
                                                                                         -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $10,145,932)
                                   (22.0%)                                                10,145,932
                                                                                         -----------
                                 TOTAL INVESTMENTS (COST: $44,943,463) (114.9%)           52,905,850
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-14.9%)           (6,877,984)
                                                                                         -----------
                                 NET ASSETS (100.0%)                                     $46,027,866
                                                                                         ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
37

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                             VALUE
---------------------            ------------                                         --------------

                                 BANKING & FINANCIAL SERVICES (6.3% OF NET ASSETS)
       3,369,919                 Schwab (Charles) Corp.                               $   38,383,377
       2,386,438                 Stilwell Financial, Inc.                                 50,974,316
                                                                                      --------------
                                 TOTAL BANKING & FINANCIAL SERVICES                       89,357,693
                                                                                      --------------
                                 BIOLOGICAL PRODUCTS (7.1%)
       1,133,372                 Amgen, Inc.                                              59,932,711*
         929,921                 Biogen, Inc.                                             40,423,666*
                                                                                      --------------
                                 TOTAL BIOLOGICAL PRODUCTS                               100,356,377
                                                                                      --------------
                                 COMMERCIAL SERVICES (3.5%)
       1,332,955                 Paychex, Inc.                                            49,759,210
                                                                                      --------------
                                 COMPUTER SERVICES (11.1%)
       2,178,376                 Cisco Systems, Inc.                                      31,913,208*
       2,802,211                 Dell Computer Corp.                                      73,810,238*
       2,921,450                 Network Appliance, Inc.                                  50,979,303+
                                                                                      --------------
                                 TOTAL COMPUTER SERVICES                                 156,702,749
                                                                                      --------------
                                 COMPUTER SOFTWARE (10.5%)
       1,314,021                 Microsoft Corp.                                          68,670,738*
       3,318,712                 Siebel Systems, Inc.                                     80,279,643*
                                                                                      --------------
                                 TOTAL COMPUTER SOFTWARE                                 148,950,381
                                                                                      --------------
                                 ELECTRICAL EQUIPMENT (7.1%)
       2,836,860                 Applied Materials, Inc.                                  68,992,435*
         992,400                 General Electric Co.                                     31,310,220
                                                                                      --------------
                                 TOTAL ELECTRICAL EQUIPMENT                              100,302,655
                                                                                      --------------
                                 ELECTRONICS (14.5%)
       1,998,440                 Intel Corp.                                              57,175,368
       1,837,066                 Maxim Integrated Products, Inc.                          91,485,887+
       1,508,700                 XILINX, Inc.                                             56,968,512*
                                                                                      --------------
                                 TOTAL ELECTRONICS                                       205,629,767
                                                                                      --------------
                                 HEALTHCARE (3.6%)
       1,420,610                 Genentech, Inc.                                          50,431,655*
                                                                                      --------------
                                 INSURANCE (15.6%)
         502,409                 American International Group, Inc.                       34,726,510
       3,242,994                 Progressive Corp.                                       186,472,155
                                                                                      --------------
                                 TOTAL INSURANCE                                         221,198,665
                                                                                      --------------
                                 MEDIA--BROADCASTING & PUBLISHING (2.0%)
         705,436                 Pixar, Inc.                                              28,499,614+
                                                                                      --------------
                                 PHARMACEUTICALS (4.3%)
         459,700                 Lilly (Eli) & Co.                                        30,363,185
         860,759                 Pfizer, Inc.                                             31,288,590
                                                                                      --------------
                                 TOTAL PHARMACEUTICALS                                    61,651,775
                                                                                      --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
     SHARES                                                                             VALUE
---------------------                                                                 --------------
                                 RETAIL (7.1%)
         984,296                 Home Depot, Inc.                                     $   45,641,806+
         974,300                 Wal-Mart Stores, Inc.                                    54,424,398
                                                                                      --------------
                                 TOTAL RETAIL                                            100,066,204
                                                                                      --------------
                                 TELECOMMUNICATIONS (4.0%)
       1,405,000                 Juniper Networks, Inc.                                   14,204,550+
       1,432,900                 Qualcomm, Inc.                                           43,216,264*
                                                                                      --------------
                                 TOTAL TELECOMMUNICATIONS                                 57,420,814
                                                                                      --------------
                                 TRANSPORTATION (2.5%)
       1,927,200                 Southwest Airlines, Inc.                                 35,094,312
                                                                                      --------------
                                 TOTAL COMMON STOCK (COST: $1,609,777,643) (99.2%)     1,405,421,871
                                                                                      --------------

   PRINCIPAL
     AMOUNT                      SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $ 2,509,470                 Bank of Montreal, 1.77%, due 05/08/02                     2,509,470**
       1,951,810                 Bank of Novia Scotia, 1.92%, due 06/25/02                 1,951,810**
       1,951,810                 Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                1,951,810**
       1,394,150                 Citibank, N.A., 1.89%, due 06/18/02                       1,394,150**
       3,067,131                 Credit Agricole, 1.75%, due 05/07/02                      3,067,131**
       1,394,150                 Den Danske, 1.84%, due 05/28/02                           1,394,150**
       2,788,301                 Dreyfus Money Market Fund, 1.95%, due 05/01/02            2,788,301**
         853,484                 Fleet National Bank, 1.88%, due 06/03/02                    853,484**
      84,249,977                 Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                           84,249,977
         557,660                 Merrill Lynch & Company, 1.91%, due 11/26/02                557,660**
         278,830                 Merrill Lynch & Company, 1.92%, due 04/16/03                278,830**
       2,486,634                 Merrimac Money Market Fund, 1.92%, due 05/01/02           2,486,634**
         557,660                 National City Bank, 1.91%, due 01/23/03                     557,660**
       1,394,150                 Royal Bank of Canada, 1.75%, due 05/02/02                 1,394,150**
         557,660                 Royal Bank of Scotland, 1.92%, due 06/26/02                 557,660**
         557,660                 US Bank N.A., 1.89%, due 11/06/02                           557,660**
                                                                                      --------------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $106,550,537)
                                   (7.5%)                                                106,550,537
                                                                                      --------------
                                 TOTAL INVESTMENTS (COST: $1,716,328,180) (106.7%)     1,511,972,408
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-6.7%)           (95,131,568)
                                                                                      --------------
                                 NET ASSETS (100.0%)                                  $1,416,840,840
                                                                                      ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
39

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                         VALUE
---------------------            -----------------                                      ------------

                                 COMMON STOCK

                                 ADVERTISING (0.1% OF NET ASSETS)
        198,100                  Ventiv Health, Inc.                                    $    340,732*
                                                                                        ------------
                                 BEVERAGES, FOOD & TOBACCO (0.7%)
         93,300                  Peet's Coffee & Tea, Inc.                                 1,458,279*+
                                                                                        ------------
                                 BIOLOGICAL PRODUCTS (0.6%)
        124,900                  Impax Laboratories, Inc.                                    861,810*
         18,850                  InterMune, Inc.                                             504,237*+
                                                                                        ------------
                                 TOTAL BIOLOGICAL PRODUCTS                                 1,366,047
                                                                                        ------------
                                 COMMERCIAL SERVICES (14.0%)
         63,300                  Advisory Board Co.                                        2,120,550*
         36,280                  American Healthways, Inc.                                   977,746*+
         49,500                  Celgene Corp.                                               979,110*
        279,100                  Corporate Executive Board Co.                            10,605,800*
         50,900                  CV Therapeutics, Inc.                                     1,473,046*+
         17,400                  DiamondCluster International, Inc.                          219,240*
         34,120                  Information Holdings, Inc.                                1,064,544*
        100,900                  Lexicon Genetics, Inc.                                      807,200*
         19,900                  Myriad Genetics, Inc.                                       472,824*+
         73,200                  Option Care, Inc.                                         1,375,428*
        226,000                  Overture Services, Inc.                                   7,726,940*+
         55,580                  Resources Connection, Inc.                                1,475,093*
         23,900                  Strayer Education, Inc.                                   1,352,979*+
          8,700                  Weight Watchers International, Inc.                         328,512*
                                                                                        ------------
                                 TOTAL COMMERCIAL SERVICES                                30,979,012
                                                                                        ------------
                                 COMPUTER SERVICES (4.2%)
         62,700                  Mercury Interactive Corp.                                 2,336,829*
         74,140                  Numerical Technologies, Inc.                                966,786*+
        117,100                  Raindance Communications, Inc.                              350,129*
        159,500                  Riverstone Networks, Inc.                                   749,650*
        129,300                  Sapient Corp.                                               630,984*
         84,800                  VeriSign, Inc.                                              784,400*+
        203,600                  WebEx Communications, Inc.                                3,508,028*+
                                                                                        ------------
                                 TOTAL COMPUTER SERVICES                                   9,326,806
                                                                                        ------------
                                 COMPUTER SOFTWARE (13.9%)
         88,800                  Agile Software Corp.                                        813,408*
        215,700                  Docent, Inc.                                                474,540*+
        270,800                  Informatica Corp.                                         2,147,444*
        410,200                  Interwoven, Inc.                                          1,731,044*
        135,000                  Manugistics Group, Inc.                                   2,127,600*
         68,100                  NetIQ Corp.                                               1,527,483*+
        128,200                  Peregrine Systems, Inc.                                     878,170*+
        186,800                  Quest Software, Inc.                                      2,428,400*+
        334,607                  Retek, Inc.                                               7,896,391*
        258,700                  Selectica, Inc.                                             990,562*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
    SHARES                                                                              VALUE
---------------------                                                                   ------------
                                 COMPUTER SOFTWARE (CONTINUED)
        262,400                  Siebel Systems, Inc.                                   $  6,347,456*
        235,600                  SmartForce PLC (ADR)                                      1,517,264*+
        216,100                  TIBCO Software, Inc.                                      1,813,079*+
                                                                                        ------------
                                 TOTAL COMPUTER SOFTWARE                                  30,692,841
                                                                                        ------------
                                 ELECTRICAL EQUIPMENT (0.7%)
         32,800                  Varian Semiconductor Equipment Associates, Inc.           1,532,416*
                                                                                        ------------
                                 ELECTRONICS (11.2%)
         41,000                  Elantec Semiconductor, Inc.                               1,694,940*
        127,900                  Exar Corp.                                                2,550,326*
         58,900                  Intersil Corp.                                            1,581,465*+
        149,600                  Maxim Integrated Products, Inc.                           7,450,080*
        129,500                  Micrel, Inc.                                              2,842,525*+
        232,400                  Semtech Corp.                                             7,432,152*
        115,600                  Silicon Image, Inc.                                       1,115,540*
                                                                                        ------------
                                 TOTAL ELECTRONICS                                        24,667,028
                                                                                        ------------
                                 ENTERTAINMENT & LEISURE (5.4%)
         61,500                  Action Performance Co., Inc.                              2,893,575*
        131,900                  Macrovision Corp.                                         2,932,137*
         41,900                  Oakley, Inc.                                                834,648*
        147,000                  Westwood One, Inc.                                        5,292,000*
                                                                                        ------------
                                 TOTAL ENTERTAINMENT & LEISURE                            11,952,360
                                                                                        ------------
                                 FOODS, HOTELS & RESTAURANTS (1.2%)
         61,200                  California Pizza Kitchen, Inc.                            1,432,080*
         41,900                  Landry's Restaurants, Inc.                                1,160,630
                                                                                        ------------
                                 TOTAL FOODS, HOTELS & RESTAURANTS                         2,592,710
                                                                                        ------------
                                 HEALTHCARE (5.9%)
         83,350                  Accredo Health, Inc.                                      5,395,246*+
         64,250                  BriteSmile, Inc.                                            334,100*+
         81,700                  First Health Group Corp.                                  2,369,300*
         26,300                  Kindred Healthcare, Inc.                                  1,170,350*+
         49,350                  Odyssey Healthcare, Inc.                                  1,678,887*+
         76,650                  Sunrise Assisted Living, Inc.                             2,070,317*+
                                                                                        ------------
                                 TOTAL HEALTHCARE                                         13,018,200
                                                                                        ------------
                                 INSURANCE (0.8%)
        212,000                  Conseco, Inc.                                               790,760*+
         48,500                  Odyssey Re Holdings Corp.                                   945,750
                                                                                        ------------
                                 TOTAL INSURANCE                                           1,736,510
                                                                                        ------------
                                 MEDIA--BROADCASTING & PUBLISHING (12.3%)
        179,400                  Cox Radio, Inc.                                           5,138,016*
         48,100                  Entercom Communications Corp.                             2,513,225*+
        189,200                  Gemstar TV Guide International, Inc.                      1,695,232*
        122,500                  Hispanic Broadcasting Corp.                               3,285,450*
        160,900                  Mediacom Communications Corp.                             1,609,000*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
41

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
    SHARES                                                                              VALUE
---------------------                                                                   ------------
                                 MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
        123,700                  Radio One, Inc.                                        $  2,770,880*
        295,600                  Radio One, Inc., Class D                                  6,325,840*+
        245,700                  Spanish Broadcasting System, Inc.                         3,943,485*
                                                                                        ------------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                   27,281,128
                                                                                        ------------
                                 MEDICAL SUPPLIES (2.6%)
         65,500                  Andrx Corp.                                               2,961,910*
        111,000                  Endocare, Inc.                                            2,130,090*+
         81,100                  Thoratec Corp.                                              665,831*
                                                                                        ------------
                                 TOTAL MEDICAL SUPPLIES                                    5,757,831
                                                                                        ------------
                                 PHARMACEUTICALS (4.9%)
         91,200                  Albany Molecular Research, Inc.                           2,211,600*
         98,100                  Alkermes, Inc.                                            1,975,734*
         80,700                  American Pharmaceutical Partners, Inc.                    1,143,519*+
         88,800                  Arena Pharmaceuticals, Inc.                                 723,720*+
         56,000                  Indevus Pharmaceuticals, Inc.                               382,480*
        111,300                  Priority Healthcare Corp., Class B                        3,310,062*
         46,200                  Vertex Pharmaceuticals, Inc.                                982,674*+
                                                                                        ------------
                                 TOTAL PHARMACEUTICALS                                    10,729,789
                                                                                        ------------
                                 RETAIL (12.1%)
        114,266                  99 Cents Only Stores                                      3,551,387*+
        151,650                  Cost Plus, Inc.                                           4,466,093*
         75,187                  Dollar Tree Stores, Inc.                                  2,867,632*
         61,100                  Duane Reade, Inc.                                         1,939,925*+
         64,100                  Global Sports, Inc.                                         830,095*+
        118,900                  Linens 'N Things, Inc.                                    4,125,830*
        215,800                  Petsmart, Inc.                                            3,241,316*
         40,200                  ShopKo Stores, Inc.                                         837,366*
         83,100                  Williams-Sonoma, Inc.                                     4,787,391*+
                                                                                        ------------
                                 TOTAL RETAIL                                             26,647,035
                                                                                        ------------
                                 TELECOMMUNICATIONS (5.9%)
         82,100                  Advanced Fibre Communications, Inc.                       1,456,454*
        185,464                  CSG Systems International, Inc.                           4,862,866*
        124,800                  McData Corp.                                                847,392*
         67,963                  Openwave Systems, Inc.                                      388,748*
        133,400                  Polycom, Inc.                                             2,750,708*+
        125,000                  Research In Motion, Ltd.                                  2,212,500*
        228,400                  Sonus Networks, Inc.                                        628,100*
                                                                                        ------------
                                 TOTAL TELECOMMUNICATIONS                                 13,146,768
                                                                                        ------------
                                 TOTAL COMMON STOCK (COST: $232,701,539) (96.5%)         213,225,492
                                                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
   WARRANTS                      WARRANTS (COST: $0) (0.0%)                             VALUE
---------------------            --------------------------                             ------------
          3,384                  American Satelite Network, Inc., expire 01/01/10       $          3*
                                                                                        ------------
                                 TOTAL EQUITY SECURITIES (COST: $232,701,539)
                                   (96.5%)                                               213,225,495
                                                                                        ------------

   PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $5,095,500                  Bank of Montreal, 1.76%, due 05/15/02                     5,095,500**
      3,963,167                  Bank of Nova Scotia, 1.83%, due 06/07/02                  3,963,167**
      3,963,166                  Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                3,963,166**
      2,830,833                  Citibank, N.A., 1.89%, due 06/18/02                       2,830,833**
      6,227,834                  Credit Agricole, 1.75%, due 05/08/02                      6,227,834**
      2,830,833                  Den Danske, 1.84%, due 05/28/02                           2,830,833**
      5,661,667                  Dreyfus Money Market Fund, 1.95%, due 05/01/02            5,661,667**
      1,905,089                  Fleet National Bank, 1.88%, due 06/03/02                  1,905,089**
      6,794,654                  Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                            6,794,654
      1,132,333                  Merrill Lynch & Company, 1.91%, due 11/26/02              1,132,333**
        566,167                  Merrill Lynch & Company, 1.92%, due 04/16/03                566,167**
      4,877,042                  Merrimac Money Market Fund, 1.92%, due 05/01/02           4,877,042**
      1,132,333                  National City Bank, 1.91%, due 01/23/03                   1,132,333**
      2,830,833                  Royal Bank of Canada, 1.75%, due 05/02/02                 2,830,833**
      1,132,333                  Royal Bank of Scotland, 1.92%, due 06/26/02               1,132,333**
      1,132,333                  US Bank N.A., 1.89%, due 11/06/02                         1,132,333**
                                                                                        ------------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $52,076,117)
                                   (23.6%)                                                52,076,117
                                                                                        ------------
                                 TOTAL INVESTMENTS (COST: $284,777,656) (120.1%)         265,301,612
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-20.1%)          (44,357,610)
                                                                                        ------------
                                 NET ASSETS (100.0%)                                    $220,944,002
                                                                                        ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
43

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                           VALUE
---------------------            -----------------                                        -----------

                                 COMMON STOCK

                                 AEROSPACE/DEFENSE (2.1% OF NET ASSETS)
        29,900                   AAR Corp.                                                $   380,926
                                                                                          -----------

                                 AIRLINES (0.6%)
         5,500                   Airborne, Inc.                                               114,070
                                                                                          -----------

                                 AUTOMOTIVE (1.3%)
         2,400                   Federal Signal Corp.                                          55,200
         9,300                   JLG Industries, Inc.                                         153,078
         3,000                   Wabash National Corp.                                         29,370
                                                                                          -----------
                                 TOTAL AUTOMOTIVE                                             237,648
                                                                                          -----------

                                 BANKING & FINANCIAL SERVICES (2.1%)
         4,000                   Bay View Capital Corp.                                        28,000*
         8,500                   Silicon Valley Bancshares                                    271,575*
         2,445                   Valley National Bancorp                                       86,993
                                                                                          -----------
                                 TOTAL BANKING & FINANCIAL SERVICES                           386,568
                                                                                          -----------

                                 BEVERAGES, FOOD & TOBACCO (0.8%)
         8,250                   Hain Celestial Group, Inc.                                   151,222*
                                                                                          -----------

                                 BUILDING MATERIALS (0.2%)
         1,500                   Elcor Corp.                                                   40,470
                                                                                          -----------

                                 CHEMICALS (4.0%)
         5,600                   Agrium, Inc.                                                  54,600
         9,200                   Crompton Corp.                                               110,860
         2,400                   Ferro Corp.                                                   67,968
        11,200                   MacDermid, Inc.                                              246,400
        10,600                   Olin Corp.                                                   193,026
         5,600                   PolyOne Corp.                                                 67,984
                                                                                          -----------
                                 TOTAL CHEMICALS                                              740,838
                                                                                          -----------

                                 COMMERCIAL SERVICES (3.2%)
         7,300                   Bowne & Co., Inc.                                            116,070
         2,100                   G & K Services, Inc.                                          86,625
           100                   Hunt Corp.                                                     1,165
         6,400                   PRG-Schultz International, Inc.                               87,808*+
        14,300                   Sotheby's Holdings, Inc.                                     210,782*
         4,200                   Volt Information Sciences, Inc.                               95,340*
                                                                                          -----------
                                 TOTAL COMMERCIAL SERVICES                                    597,790
                                                                                          -----------

                                 COMMUNICATIONS (5.0%)
        20,800                   Arris Group, Inc.                                            180,544*
        16,400                   Cable Design Technologies Corp.                              206,148*
        10,700                   Newport Corp.                                                219,457+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 COMMUNICATIONS (CONTINUED)
        12,100                   REMEC, Inc.                                              $    96,800*
        20,400                   TEKELEC                                                      215,832*
                                                                                          -----------
                                 TOTAL COMMUNICATIONS                                         918,781
                                                                                          -----------

                                 COMPUTER SERVICES (8.7%)
         4,600                   American Management Systems, Inc.                            105,248*
        15,000                   Cirrus Logic, Inc.                                           182,250*
        17,700                   Computer Horizons Corp.                                       66,021*
         7,400                   Cray, Inc.                                                    18,722*
         4,000                   Electro Rent Corp.                                            53,880*
           300                   FileNET Corp.                                                  5,175*
         3,150                   Hyperion Solutions Corp.                                      73,710*
         1,600                   Intergraph Corp.                                              27,200*
         2,100                   Macromedia, Inc.                                              47,019*
        37,900                   Maxtor Corp.                                                 262,647*
         6,600                   PC-Tel, Inc.                                                  54,120*
        48,300                   Read-Rite Corp.                                              171,465*
        23,300                   Symbol Technologies, Inc.                                    197,118
        21,700                   Systems & Computer Technology Corp.                          337,435*
                                                                                          -----------
                                 TOTAL COMPUTER SERVICES                                    1,602,010
                                                                                          -----------

                                 COMPUTER SOFTWARE (4.9%)
         6,500                   Aspen Technologies, Inc.                                      88,075*+
        20,000                   Computer Task Group, Inc.                                    105,000*
         6,400                   E.piphany, Inc.                                               38,528*
         9,200                   Gartner, Inc.                                                107,640*
        32,000                   Gerber Scientific, Inc.                                      144,000*
        24,800                   Interwoven, Inc.                                             104,656*
        10,200                   Midway Games, Inc.                                           139,230*
        11,900                   Phoenix Technologies, Ltd.                                   163,625*
        11,800                   Technology Solutions Co.                                      18,762*
                                                                                          -----------
                                 TOTAL COMPUTER SOFTWARE                                      909,516
                                                                                          -----------

                                 COSMETICS & HOUSEHOLD PRODUCTS (0.5%)
         4,800                   Dial Corp.                                                   100,704
                                                                                          -----------

                                 ELECTRIC UTILITIES (2.3%)
        14,000                   Veeco Instruments, Inc.                                      414,820*+
                                                                                          -----------

                                 ELECTRICAL EQUIPMENT (2.2%)
         7,100                   Electro Scientific Industries, Inc.                          213,426*
         3,000                   Evans & Sutherland Computer Corp.                             23,400*
         5,000                   Lamson & Sessions Co.                                         24,750*
         2,900                   Varian Semiconductor Equipment Associates, Inc.              135,488*
                                                                                          -----------
                                 TOTAL ELECTRICAL EQUIPMENT                                   397,064
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 ELECTRONICS (19.3%)
        11,700                   Adaptec, Inc.                                            $   171,990*+
         5,300                   American Power Conversion Corp.                               68,105*
           500                   Barnes Group, Inc.                                            12,860
        15,000                   CommScope, Inc.                                              238,200*
        13,000                   CTS Corp.                                                    222,950
        10,700                   Exar Corp.                                                   213,358*
        16,500                   FSI International, Inc.                                      196,845*
         1,300                   Hutchinson Technology, Inc.                                   23,283*
         5,300                   Keithley Instruments, Inc.                                   101,760
        30,700                   KEMET Corp.                                                  594,659*+
         9,900                   Maxwell Technologies, Inc.                                    93,258*
        10,100                   Measurement Specialties, Inc.                                 20,200*+
        10,750                   MKS Instruments, Inc.                                        364,318*
         2,100                   Park Electrochemical Corp.                                    63,525
        25,800                   Pemstar, Inc.                                                185,760*+
         1,500                   Pioneer Standard Electronics, Inc.                            21,930+
        42,900                   Stratos Lightwave, Inc.                                      118,404*
         6,200                   Technitrol, Inc.                                             157,480
         4,400                   Tektronix, Inc.                                               96,800*
         9,600                   Teledyne Technologies, Inc.                                  163,200*
        18,506                   Vishay Intertechnology, Inc.                                 406,947*+
         1,600                   Xicor, Inc.                                                   16,000*
                                                                                          -----------
                                 TOTAL ELECTRONICS                                          3,551,832
                                                                                          -----------

                                 ENERGY & OIL SERVICES (10.2%)
         3,900                   Nuevo Energy Co., Inc.                                        61,230*
         1,400                   Oceaneering International, Inc.                               37,100*
        25,200                   Pride International, Inc.                                    468,468*
        25,200                   Rowan Companies, Inc.                                        639,576*
        30,900                   Varco International, Inc.                                    633,141*
         2,000                   Veritas DGC, Inc.                                             36,200*+
                                                                                          -----------
                                 TOTAL ENERGY & OIL SERVICES                                1,875,715
                                                                                          -----------

                                 FOODS, HOTELS & RESTAURANTS (1.0%)
         2,900                   Champps Entertainment, Inc.                                   41,905*
            67                   Chart House Enterprises, Inc.                                    245*
        11,700                   Prime Hospitality Corp.                                      150,813*
                                                                                          -----------
                                 TOTAL FOODS, HOTELS & RESTAURANTS                            192,963
                                                                                          -----------

                                 HEALTHCARE (0.9%)
         6,000                   RehabCare Group, Inc.                                        159,900*+
                                                                                          -----------

                                 HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.7%)
        10,100                   Bush Industries, Inc.                                        136,350
                                                                                          -----------

                                 INDUSTRIAL--DIVERSIFIED (0.7%)
         9,500                   Lydall, Inc.                                                 137,845*
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 INSURANCE (2.8%)
         5,900                   IPC Holdings, Ltd.                                       $   201,190
        14,400                   Scottish Annuity & Life Holdings, Ltd.                       308,160
                                                                                          -----------
                                 TOTAL INSURANCE                                              509,350
                                                                                          -----------

                                 MACHINERY (7.1%)
         5,800                   Albany International Corp.                                   146,044
         5,400                   Astec Industries, Inc.                                       100,710*
        15,900                   Axcelis Technologies, Inc.                                   228,960*
         1,000                   Brooks Automation, Inc.                                       35,650*
        14,300                   FMC Technologies, Inc.                                       325,325*
         5,900                   Kaman Corp.                                                  105,905
         9,300                   Kulicke & Soffa Industries, Inc.                             168,702*+
         6,450                   Lam Research Corp.                                           165,507*
           800                   York International Corp.                                      29,128
                                                                                          -----------
                                 TOTAL MACHINERY                                            1,305,931
                                                                                          -----------

                                 MEDIA--BROADCASTING & PUBLISHING (3.8%)
        10,600                   Belo (A.H.) Corp.                                            247,616
         9,000                   Charter Communications, Inc.                                  73,710*+
         3,000                   Journal Register Co.                                          64,950*
         9,000                   Martha Stewart Living Omnimedia, Inc.                        162,000*+
         3,100                   Meredith Corp.                                               132,742
         1,000                   Thomas Nelson, Inc.                                           12,680
           500                   Wiley (John) & Sons, Inc.                                     13,300
                                                                                          -----------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                       706,998
                                                                                          -----------

                                 MEDICAL SUPPLIES (5.7%)
        12,600                   Credence Systems Corp.                                       255,024*+
         5,600                   Excel Technology, Inc.                                       143,864*
         6,000                   LeCroy Corp.                                                  95,940*
        20,500                   PerkinElmer, Inc.                                            262,400
         1,300                   PSS World Medical, Inc.                                       12,870*
         8,100                   Varian, Inc.                                                 273,294*
                                                                                          -----------
                                 TOTAL MEDICAL SUPPLIES                                     1,043,392
                                                                                          -----------

                                 METALS (1.5%)
         6,300                   Belden, Inc.                                                 150,822
         6,500                   Maverick Tube Corp.                                          117,975*
                                                                                          -----------
                                 TOTAL METALS                                                 268,797
                                                                                          -----------

                                 OIL & GAS (0.6%)
         3,300                   Core Laboratories N.V.                                        49,500*
        12,500                   Parker Drilling Co.                                           53,500*
                                                                                          -----------
                                 TOTAL OIL & GAS                                              103,000
                                                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
    SHARES                                                                                VALUE
---------------------                                                                     -----------
                                 RETAIL (4.8%)
         4,500                   Abercrombie & Fitch Co.                                  $   135,000*
        12,600                   Bell Microproducts, Inc.                                     148,680*
         1,700                   Brookstone, Inc.                                              28,900*
        13,900                   Charming Shoppes, Inc.                                       120,096*
        12,500                   Factory 2-U Stores, Inc.                                     173,125*
         7,200                   InterTAN, Inc.                                                87,480*
         2,900                   Neiman Marcus Group, Inc.                                    106,169*
         3,100                   Pacific Sunwear of California, Inc.                           77,438*
                                                                                          -----------
                                 TOTAL RETAIL                                                 876,888
                                                                                          -----------

                                 TELECOMMUNICATIONS (2.1%)
        20,300                   Allen Telecom, Inc.                                          133,777*+
         6,200                   Comtech Telecommunications Corp.                              66,774*
         7,900                   Plantronics, Inc.                                            166,374*
         1,850                   Powerwave Technologies, Inc.                                  22,089*
                                                                                          -----------
                                 TOTAL TELECOMMUNICATIONS                                     389,014
                                                                                          -----------

                                 TEXTILES, CLOTHING & FABRICS (1.3%)
         4,200                   Quiksilver, Inc.                                             102,480*
        10,800                   Vans, Inc.                                                   131,544*
                                                                                          -----------
                                 TOTAL TEXTILES, CLOTHING & FABRICS                           234,024
                                                                                          -----------

                                 TRANSPORTATION (0.3%)
         1,500                   Florida East Coast Industries, Inc.                           41,850+
           500                   Knightsbridge Tankers, Ltd.                                    8,235
                                                                                          -----------
                                 TOTAL TRANSPORTATION                                          50,085
                                                                                          -----------
                                 TOTAL COMMON STOCK (COST: $16,600,449) (100.7%)           18,534,511
                                                                                          -----------

                                 CONVERTIBLE PREFERRED STOCK (COST: $288) (0.0%)
                                 -----------------------------------------------
                                 FOODS, HOTELS & RESTAURANTS (0.0%)
           134                   Chart House Enterprises, Inc., $0.225                             40*
                                                                                          -----------
                                 TOTAL EQUITY SECURITIES (COST: $16,600,737) (100.7%)      18,534,551
                                                                                          -----------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS                                   VALUE
---------------------            ----------------------                                   -----------
      $278,966                   Bank of Montreal, 1.77%, due 05/08/02                        278,966**
       216,974                   Bank of Nova Scotia, 1.83%, due 06/07/02                     216,974**
       216,973                   Bayerische Hypo-Und Vereinsbank AG, 1.9%, due
                                   06/19/02                                                   216,973**
       154,981                   Citibank, N.A., 1.89%, due 06/18/02                          154,981**
       340,958                   Credit Agricole, 1.75%, due 05/08/02                         340,958**
       154,981                   Den Danske, 1.84%, due 05/28/02                              154,981**
       309,962                   Dreyfus Money Market Fund, 1.95%, due 05/01/02               309,962**
        92,343                   Fleet National Bank, 1.88%, due 06/03/02                      92,343**
       279,612                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                   279,612

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------------                                                                     -----------
      $ 61,992                   Merrill Lynch & Company, 1.91%, due 11/26/02             $    61,992**
        30,996                   Merrill Lynch & Company, 1.92%, due 04/16/03                  30,996**
       278,966                   Merrimac Money Market Fund, 1.92%, due 05/01/02              278,966**
        61,992                   National City Bank, 1.91%, due 01/23/03                       61,992**
       154,981                   Royal Bank of Canada, 1.75%, due 05/02/02                    154,981**
        61,992                   Royal Bank of Scotland, 1.92%, due 06/26/02                   61,992**
        61,992                   US Bank N.A., 1.89%, due 11/06/02                             61,992**
                                                                                          -----------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $2,758,661)
                                   (15.0%)                                                  2,758,661
                                                                                          -----------
                                 TOTAL INVESTMENTS (COST: $19,359,398) (115.7%)            21,293,212
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-15.7%)            (2,891,491)
                                                                                          -----------
                                 NET ASSETS (100.0%)                                      $18,401,721
                                                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
49

TCW GALILEO TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    EQUITY SECURITIES                                           VALUE
---------------------            -----------------                                          --------

                                 COMMON STOCK

                                 ADVERTISING (1.2% OF NET ASSETS)
         1,240                   DoubleClick, Inc.                                          $  9,622*
                                                                                            --------
                                 COMMERCIAL SERVICES (5.8%)
           140                   Expedia, Inc.                                                11,317*
           280                   HNC Software, Inc.                                            5,354*
            80                   Hotel Reservations Network, Inc.                              5,034*
           755                   Overture Services, Inc.                                      25,813*
                                                                                            --------
                                 TOTAL COMMERCIAL SERVICES                                    47,518
                                                                                            --------
                                 COMPUTER SERVICES (12.7%)
         1,305                   Applied Micro Circuits Corp.                                  8,809*
           460                   CheckFree Corp.                                               9,366*
         1,970                   Cisco Systems, Inc.                                          28,860*
           255                   Network Appliance, Inc.                                       4,450*
           295                   Novellus Systems, Inc.                                       13,983*
         1,180                   WebEx Communications, Inc.                                   20,331*
         1,160                   Yahoo!, Inc.                                                 17,122*
                                                                                            --------
                                 TOTAL COMPUTER SERVICES                                     102,921
                                                                                            --------
                                 COMPUTER SOFTWARE (22.8%)
           375                   Agile Software Corp.                                          3,435*
         1,030                   Brocade Communications Systems, Inc.                         26,358*
         1,650                   Interwoven, Inc.                                              6,963*
           735                   Manugistics Group, Inc.                                      11,584*
           500                   Microsoft Corp.                                              26,130*
           100                   NetIQ Corp.                                                   2,243*
         1,070                   Peregrine Systems, Inc.                                       7,329*
           665                   Quest Software, Inc.                                          8,645*
           280                   Rational Software Corp.                                       4,080*
         1,185                   Retek, Inc.                                                  27,965*
           100                   Selectica, Inc.                                                 383*
           845                   Siebel Systems, Inc.                                         20,441*
           885                   SmartForce PLC (ADR)                                          5,707*
           370                   Symantec Corp.                                               13,102*
           735                   Veritas Software Corp.                                       20,830*
                                                                                            --------
                                 TOTAL COMPUTER SOFTWARE                                     185,195
                                                                                            --------
                                 ELECTRICAL EQUIPMENT (2.6%)
           870                   Applied Materials, Inc.                                      21,158*
                                                                                            --------
                                 ELECTRONICS (29.9%)
           940                   Altera Corp.                                                 19,326*
           395                   Broadcom Corp.                                               13,627*
           930                   Elantec Semiconductor, Inc.                                  38,446*
           445                   Exar Corp.                                                    8,873*
           800                   Intel Corp.                                                  22,888
         1,085                   Maxim Integrated Products, Inc.                              54,033*
           555                   Micrel, Inc.                                                 12,182*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

  NUMBER OF
    SHARES                                                                                  VALUE
---------------------                                                                       --------
                                 ELECTRONICS (CONTINUED)
           835                   Semtech Corp.                                              $ 26,703*
         1,790                   Silicon Image, Inc.                                          17,273*
           780                   XILINX, Inc.                                                 29,453*
                                                                                            --------
                                 TOTAL ELECTRONICS                                           242,804
                                                                                            --------
                                 ENTERTAINMENT & LEISURE (1.1%)
           395                   Macrovision Corp.                                             8,781*
                                                                                            --------
                                 MEDIA--BROADCASTING & PUBLISHING (11.0%)
         1,020                   Gemstar TV Guide International, Inc.                          9,139*
           770                   Hispanic Broadcasting Corp.                                  20,651*
           780                   Rainbow Media Group                                          17,238*
         1,060                   Univision Communications, Inc.                               42,358*
                                                                                            --------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                       89,386
                                                                                            --------
                                 RETAIL (5.1%)
           785                   eBay, Inc.                                                   41,684*
                                                                                            --------
                                 TELECOMMUNICATIONS (11.7%)
           230                   Advanced Fibre Communications, Inc.                           4,080*
           295                   CSG Systems International, Inc.                               7,735*
         1,110                   EchoStar Communications Corp.                                30,192*
            80                   Juniper Networks, Inc.                                          809*
           760                   Polycom, Inc.                                                15,671*
         1,105                   Qualcomm, Inc.                                               33,327*
         1,370                   Sonus Networks, Inc.                                          3,768*
                                                                                            --------
                                 TOTAL TELECOMMUNICATIONS                                     95,582
                                                                                            --------
                                 TOTAL COMMON STOCK (COST: $1,115,159) (103.9%)              844,651
                                                                                            --------

  NUMBER OF
   WARRANTS                      WARRANTS (COST: $452) (0.1%)
---------------------            ----------------------------
            26                   Expedia, Inc., expires 02/04/09                               1,196*
                                                                                            --------
                                 TOTAL EQUITY SECURITIES (COST: $1,115,611) (104.0%)         845,847
                                                                                            --------

  PRINCIPAL
    AMOUNT                       SHORT-TERM INVESTMENTS (COST: $37,474) (4.6%)
---------------------            ---------------------------------------------
       $37,474                   Investors Bank & Trust Depository Reserve, 0.82%, due
                                   05/01/02                                                   37,474
                                                                                            --------
                                 TOTAL INVESTMENTS (COST: $1,153,085) (108.6%)               883,321
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-8.6%)               (70,086)
                                                                                            --------
                                 NET ASSETS (100.0%)                                        $813,235
                                                                                            ========

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
51

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      NUMBER OF
       SHARES                    COMMON STOCK                                             VALUE
---------------------            ------------                                         --------------

                                 ADVERTISING (1.9% OF NET ASSETS)
         533,579                 Interpublic Group of Companies, Inc.                 $   16,476,920+
                                                                                      --------------
                                 BANKING & FINANCIAL SERVICES (9.2%)
         314,500                 Banknorth Group, Inc.                                     8,299,655
         506,400                 Countrywide Credit Industries, Inc.                      23,653,944+
         147,900                 Legg Mason, Inc.                                          7,430,496+
         421,300                 Mellon Financial Corp.                                   15,908,288
         570,100                 Silicon Valley Bancshares                                18,214,695*
         184,530                 Valley National Bancorp                                   6,565,577
                                                                                      --------------
                                 TOTAL BANKING & FINANCIAL SERVICES                       80,072,655
                                                                                      --------------
                                 BEVERAGES, FOOD & TOBACCO (2.3%)
       1,087,150                 Hain Celestial Group, Inc.                               19,753,516*
                                                                                      --------------
                                 CHEMICALS (0.9%)
         157,400                 Minerals Technologies, Inc.                               7,870,000
                                                                                      --------------
                                 COMPUTER SERVICES (9.2%)
         808,400                 Macromedia, Inc.                                         18,100,076*
       2,520,600                 Maxtor Corp.                                             17,467,758*
       2,153,700                 Read-Rite Corp.                                           7,645,635*
       1,681,800                 Symbol Technologies, Inc.                                14,228,028
       1,671,400                 Unisys Corp.                                             22,563,900*
                                                                                      --------------
                                 TOTAL COMPUTER SERVICES                                  80,005,397
                                                                                      --------------
                                 COMPUTER SOFTWARE (3.5%)
         857,500                 Aspen Technologies, Inc.                                 11,619,125*+
         650,800                 Gartner, Inc.                                             7,614,360*+
       3,620,400                 i2 Technologies, Inc.                                    11,404,260*
                                                                                      --------------
                                 TOTAL COMPUTER SOFTWARE                                  30,637,745
                                                                                      --------------
                                 COSMETICS & HOUSEHOLD PRODUCTS (2.9%)
         426,800                 Estee Lauder Companies, Inc.                             15,428,820+
         252,200                 Rohm and Haas Co.                                         9,359,142
                                                                                      --------------
                                 TOTAL COSMETICS & HOUSEHOLD PRODUCTS                     24,787,962
                                                                                      --------------
                                 ELECTRONICS (17.9%)
       3,890,900                 Agere Systems, Inc.                                      16,497,416*
         320,000                 Anixter International, Inc.                               9,264,000*+
         556,400                 Arrow Electronics, Inc.                                  14,688,960*+
         926,500                 CommScope, Inc.                                          14,712,820*+
         773,000                 LSI Logic Corp.                                           9,933,050+
         751,900                 National Semiconductor Corp.                             23,699,888*
         737,400                 Tektronix, Inc.                                          16,222,800*
         942,300                 Teledyne Technologies, Inc.                              16,019,100*
         400,700                 Teradyne, Inc.                                           13,203,065*
         940,400                 Vishay Intertechnology, Inc.                             20,679,396*
                                                                                      --------------
                                 TOTAL ELECTRONICS                                       154,920,495
                                                                                      --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

   NUMBER OF
     SHARES                                                                             VALUE
---------------------                                                                 --------------
                                 ENERGY & OIL SERVICES (5.0%)
         450,400                 Devon Energy Corp.                                   $   22,209,224+
       1,117,300                 Pride International, Inc.                                20,770,607*+
                                                                                      --------------
                                 TOTAL ENERGY & OIL SERVICES                              42,979,831
                                                                                      --------------
                                 ENTERTAINMENT & LEISURE (2.1%)
       1,148,700                 Metro-Goldwyn-Mayer, Inc.                                18,551,505*+
                                                                                      --------------
                                 FOODS, HOTELS & RESTAURANTS (2.2%)
         501,100                 Starwood Hotels & Resorts Worldwide, Inc.                18,941,580
                                                                                      --------------
                                 INSURANCE (3.2%)
         453,500                 Health Net, Inc.                                         13,446,275*
         754,800                 Phoenix Companies, Inc.                                  14,046,828*
                                                                                      --------------
                                 TOTAL INSURANCE                                          27,493,103
                                                                                      --------------
                                 MACHINERY (9.0%)
         357,600                 Cooper Cameron Corp.                                     19,610,784*
         280,500                 Cummins Engine Co., Inc.                                 11,935,275+
         215,800                 Dover Corp.                                               8,040,708+
         866,950                 Pall Corp.                                               18,032,560
         269,900                 Pentair, Inc.                                            13,106,344
         204,500                 York International Corp.                                  7,445,845
                                                                                      --------------
                                 TOTAL MACHINERY                                          78,171,516
                                                                                      --------------
                                 MEDIA--BROADCASTING & PUBLISHING (6.4%)
         741,350                 Belo (A.H.) Corp.                                        17,317,936
       1,959,500                 Charter Communications, Inc.                             16,048,305*+
         272,300                 Harte-Hanks, Inc.                                         8,746,276
         220,700                 Meredith Corp.                                            9,450,374
         180,600                 Readers Digest Association, Inc.                          4,298,280
                                                                                      --------------
                                 TOTAL MEDIA--BROADCASTING & PUBLISHING                   55,861,171
                                                                                      --------------
                                 MEDICAL SUPPLIES (4.5%)
         834,950                 Boston Scientific Corp.                                  20,806,954*
         692,500                 PerkinElmer, Inc.                                         8,864,000
         991,200                 PSS World Medical, Inc.                                   9,812,880*
                                                                                      --------------
                                 TOTAL MEDICAL SUPPLIES                                   39,483,834
                                                                                      --------------
                                 METALS (2.7%)
         854,800                 AK Steel Holding Corp.                                   10,479,848*
         365,200                 Phelps Dodge Corp.                                       13,074,160
                                                                                      --------------
                                 TOTAL METALS                                             23,554,008
                                                                                      --------------
                                 OIL & GAS (2.0%)
         514,000                 Ensco International, Inc.                                17,352,640+
                                                                                      --------------
                                 RETAIL (7.6%)
         563,900                 American Eagle Outfitters, Inc.                          14,339,977*+
       1,104,700                 J.C. Penney Co., Inc.                                    24,016,178+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
53

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

   NUMBER OF
     SHARES                                                                             VALUE
---------------------                                                                 --------------
                                 RETAIL (CONTINUED)
         413,100                 RadioShack Corp.                                     $   12,888,720
         421,100                 Talbots, Inc.                                            14,485,840
                                                                                      --------------
                                 TOTAL RETAIL                                             65,730,715
                                                                                      --------------
                                 TELECOMMUNICATIONS (2.9%)
       4,296,000                 Lucent Technologies, Inc.                                19,761,600*+
         422,000                 Powerwave Technologies, Inc.                              5,038,680*
                                                                                      --------------
                                 TOTAL TELECOMMUNICATIONS                                 24,800,280
                                                                                      --------------
                                 TRANSPORTATION (2.2%)
         381,800                 Carnival Corp.                                           12,717,758+
         366,800                 Southwest Airlines, Inc.                                  6,679,428
                                                                                      --------------
                                 TOTAL TRANSPORTATION                                     19,397,186
                                                                                      --------------
                                 TOTAL COMMON STOCK (COST: $765,707,833) (97.6%)         846,842,059
                                                                                      --------------

   PRINCIPAL
     AMOUNT                      SHORT-TERM INVESTMENTS
---------------------            ----------------------
     $16,839,005                 Bank of Montreal, 1.77%, due 05/08/02                    16,839,005**
      13,097,004                 Bank of Nova Scotia, 1.83%, due 06/07/02                 13,097,004**
      13,097,004                 Bayerische Hypo-Und Vereinsbank AG, 1.8%, due
                                   05/08/02                                               13,097,004**
       9,355,003                 Citibank, N.A., 1.89%, due 06/18/02                       9,355,003**
      20,581,006                 Credit Agricole, 1.75%, due 05/08/02                     20,581,006**
       9,355,003                 Den Danske, 1.84%, due 05/28/02                           9,355,003**
      18,710,005                 Dreyfus Money Market Fund, 1.95%, due 05/01/02           18,710,005**
       5,573,767                 Fleet National Bank, 1.88%, due 06/03/02                  5,573,767**
      23,581,986                 Investors Bank & Trust Depository Reserve, 0.82%,
                                   due 05/01/02                                           23,581,986
       3,742,001                 Merrill Lynch & Company, 1.91%, due 11/26/02              3,742,001**
       1,871,001                 Merrill Lynch & Company, 1.92%, due 04/16/03              1,871,001**
      16,839,005                 Merrimac Money Market Fund, 1.92%, due 05/01/02          16,839,005**
       3,742,001                 National City Bank, 1.91%, due 01/23/03                   3,742,001**
       9,355,003                 Royal Bank of Canada, 1.75%, due 05/02/02                 9,355,003**
       3,742,001                 Royal Bank of Scotland, 1.92%, due 06/26/02               3,742,001**
       3,742,001                 US Bank N.A., 1.89%, due 11/06/02                         3,742,001**
                                                                                      --------------
                                 TOTAL SHORT-TERM INVESTMENTS (COST: $173,222,796)
                                   (20.0%)                                               173,222,796
                                                                                      --------------
                                 TOTAL INVESTMENTS (COST: $938,930,629) (117.6%)       1,020,064,855
                                 LIABILITIES IN EXCESS OF OTHER ASSETS (-17.6%)         (152,513,115)
                                                                                      --------------
                                 NET ASSETS (100.0%)                                  $  867,551,740
                                                                                      ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

                    *   NON-INCOME PRODUCING.
                   **   REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL
                        (NOTE 3).
                    +   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                      TCW GALILEO
                                      AGGRESSIVE     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                        GROWTH       CONVERTIBLE    DIVERSIFIED     EARNINGS
                                       EQUITIES      SECURITIES        VALUE        MOMENTUM
                                         FUND           FUND           FUND           FUND
                                      -----------    -----------    -----------    -----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
                                                     (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)           $  148,415     $   41,704      $  5,230       $  4,042
  Receivables for Securities Sold            556            161            --             14
  Receivable for Fund Shares Sold            995             --            --             --
  Interest and Dividends
    Receivable                                16            356             5             --
                                      ----------     ----------      --------       --------
    Total Assets                         149,982         42,221         5,235          4,056
                                      ----------     ----------      --------       --------
LIABILITIES
  Payables for Securities
    Purchased                                612            744            77             19
  Payable for Fund Shares Redeemed            30             --            --             --
  Payables Upon Return of
    Securities Loaned (Note 3)            26,559          6,078            --            724
  Accrued Management Fees                    103             22            --             --
  Other Accrued Expenses                      70             37             6             31
                                      ----------     ----------      --------       --------
    Total Liabilities                     27,374          6,881            83            774
                                      ----------     ----------      --------       --------
NET ASSETS                            $  122,608     $   35,340      $  5,152       $  3,282
                                      ==========     ==========      ========       ========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $  182,776     $   50,742      $  4,690       $  9,860
  Undistributed Net Realized Gain
    (Loss) on Investments                (60,932)       (12,335)          112         (4,195)
  Unrealized Appreciation
    (Depreciation) on Investments          8,748         (2,905)          340            636
  Undistributed Net Investment
    Income (Loss)                         (7,984)            --            10         (3,019)
  (Overdistributed) Net Investment
    Income                                    --           (162)           --             --
                                      ----------     ----------      --------       --------
NET ASSETS                            $  122,608     $   35,340      $  5,152       $  3,282
                                      ==========     ==========      ========       ========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                      $   95,299     $   35,340      $     --       $  3,282
                                      ==========     ==========      ========       ========
  N Class Shares                      $   27,309     $       --      $  5,152       $     --
                                      ==========     ==========      ========       ========
CAPITAL SHARES OUTSTANDING:
  I Class                              9,021,534      3,922,370            --        566,767
                                      ==========     ==========      ========       ========
  N Class                              2,614,725             --       499,948             --
                                      ==========     ==========      ========       ========
NET ASSET VALUE PER SHARE:
  I Class                             $    10.56     $     9.01      $     --       $   5.79
                                      ==========     ==========      ========       ========
  N Class                             $    10.44     $       --      $  10.31       $     --
                                      ==========     ==========      ========       ========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH
                        EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND,
                        THE TCW GALILEO DIVERSIFIED VALUE FUND AND THE TCW GALILEO
                        EARNINGS MOMENTUM FUND AT APRIL 30, 2002 WAS $139,667,
                        $44,609, $4,890 AND $3,406, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                  TCW GALILEO
                                    FOCUSED      TCW GALILEO    TCW GALILEO
                                   LARGE CAP       GROWTH         HEALTH         TCW GALILEO
                                     VALUE        INSIGHTS       SCIENCES      INCOME + GROWTH
                                     FUND           FUND           FUND             FUND
                                  -----------    -----------    -----------    ---------------
                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                   (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)        $  1,046       $  4,226        $   297        $   36,670
  Receivables for Securities
    Sold                                 10             82              8               979
  Receivable for Fund Shares
    Sold                                 --             --             --                20
  Interest and Dividends
    Receivable                            1             --             --                64
                                   --------       --------        -------        ----------
    Total Assets                      1,057          4,308            305            37,733
                                   --------       --------        -------        ----------
LIABILITIES
  Payables for Securities
    Purchased                             7             84             10                --
  Payable for Fund Shares
    Redeemed                             --             --             --                23
  Payable Upon Return of
    Securities Loaned (Note 3)           --             --             --             4,194
  Accrued Management Fees                --              1             --                --
  Other Accrued Expenses                 24             30             26                26
                                   --------       --------        -------        ----------
    Total Liabilities                    31            115             36             4,243
                                   --------       --------        -------        ----------
NET ASSETS                         $  1,026       $  4,193        $   269        $   33,490
                                   ========       ========        =======        ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                  $  1,045       $  5,686        $   500        $   21,017
  Undistributed Net Realized
    Gain (Loss) on Investments          (34)          (949)          (155)            2,989
  Unrealized Appreciation
    (Depreciation) on
    Investments                          18           (483)           (68)            9,437
  Undistributed Net Investment
    Income (Loss)                        (3)           (61)            (8)               47
                                   --------       --------        -------        ----------
NET ASSETS                         $  1,026       $  4,193        $   269        $   33,490
                                   ========       ========        =======        ==========
NET ASSETS ATTRIBUTABLE TO:
  N Class Shares                   $  1,026       $  4,193        $   269        $   33,490
                                   ========       ========        =======        ==========
CAPITAL SHARES OUTSTANDING:
  N Class                           104,499        656,447         50,001         3,114,621
                                   ========       ========        =======        ==========
NET ASSET VALUE PER SHARE:
  N Class                          $   9.81       $   6.39        $  5.39        $    10.75
                                   ========       ========        =======        ==========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO FOCUSED LARGE CAP
                        VALUE FUND, THE TCW GALILEO GROWTH INSIGHTS FUND, THE TCW
                        GALILEO HEALTH SCIENCES FUND AND THE TCW GALILEO INCOME +
                        GROWTH FUND AT APRIL 30, 2002 WAS $1,028, $4,709, $365 AND
                        $27,233, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                      TCW GALILEO    TCW GALILEO                   TCW GALILEO
                                       LARGE CAP      LARGE CAP     TCW GALILEO      SELECT
                                        GROWTH          VALUE       OPPORTUNITY     EQUITIES
                                         FUND           FUND           FUND           FUND
                                      -----------    -----------    -----------    -----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
                                                     (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)           $    8,699     $   154,402    $   52,906     $ 1,511,972
  Receivables for Securities Sold          1,519           1,037           154              --
  Receivables for Fund Shares Sold            --               2            86           4,835
  Interest and Dividends
    Receivable                                 4             124            21             202
                                      ----------     -----------    ----------     -----------
    Total Assets                          10,222         155,565        53,167       1,517,009
                                      ----------     -----------    ----------     -----------
LIABILITIES
  Payables for Securities
    Purchased                                 --           1,678           208              --
  Payables for Fund Shares
    Redeemed                               1,358              --            76          76,689
  Payables Upon Return of
    Securities Loaned (Note 3)               144           7,724         6,825          22,301
  Accrued Management Fees                     --              65            --             932
  Other Accrued Expenses                      34              57            30             246
                                      ----------     -----------    ----------     -----------
    Total Liabilities                      1,536           9,524         7,139         100,168
                                      ----------     -----------    ----------     -----------
NET ASSETS                            $    8,686     $   146,041    $   46,028     $ 1,416,841
                                      ==========     ===========    ==========     ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $   14,503     $   146,476    $   36,212     $ 1,754,504
  Undistributed Net Realized Gain
    (Loss) on Investments                 (5,722)        (12,164)        1,883        (121,039)
  Unrealized Appreciation
    (Depreciation) on Investments            351          11,502         7,963        (204,356)
  Undistributed Net Investment
    Income (Loss)                           (446)            227           (30)        (12,268)
                                      ----------     -----------    ----------     -----------
NET ASSETS                            $    8,686     $   146,041    $   46,028     $ 1,416,841
                                      ==========     ===========    ==========     ===========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                      $    8,462     $   142,595    $   17,932     $ 1,110,968
                                      ==========     ===========    ==========     ===========
  N Class Shares                      $      224     $     3,446    $   28,096     $   305,873
                                      ==========     ===========    ==========     ===========
CAPITAL SHARES OUTSTANDING:
  I Class                              1,031,875      11,622,593     1,539,020      74,676,985
                                      ==========     ===========    ==========     ===========
  N Class                                 27,429         280,933     2,412,722      20,738,964
                                      ==========     ===========    ==========     ===========
NET ASSET VALUE PER SHARE:
  I Class                             $     8.20     $     12.27    $    11.65     $     14.88
                                      ==========     ===========    ==========     ===========
  N Class                             $     8.17     $     12.27    $    11.64     $     14.75
                                      ==========     ===========    ==========     ===========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH
                        FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO
                        OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT
                        APRIL 30, 2002 WAS $8,348, $142,900, $44,943 AND $1,716,328,
                        RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                     TCW GALILEO    TCW GALILEO                    TCW GALILEO
                                      SMALL CAP      SMALL CAP     TCW GALILEO        VALUE
                                       GROWTH          VALUE       TECHNOLOGY     OPPORTUNITIES
                                        FUND           FUND           FUND            FUND
                                     -----------    -----------    -----------    -------------
                                                    DOLLAR AMOUNTS IN THOUSANDS
                                                     (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)          $  265,302     $   21,293      $    883       $ 1,020,065
  Receivable for Securities Sold            783             --            --                --
  Receivables for Fund Shares
    Sold                                  1,270              5            --             8,728
  Interest and Dividends
    Receivable                               17              3            --               364
                                     ----------     ----------      --------       -----------
    Total Assets                        267,372         21,301           883         1,029,157
                                     ----------     ----------      --------       -----------
LIABILITIES
  Payables for Securities
    Purchased                               648             49            --             1,094
  Payables for Fund Shares
    Redeemed                                230            322            44            10,134
  Payables Upon Return of
    Securities Loaned (Note 3)           45,281          2,479            --           149,641
  Accrued Management Fees                   186             16            --               584
  Other Accrued Expenses                     83             33            26               152
                                     ----------     ----------      --------       -----------
    Total Liabilities                    46,428          2,899            70           161,605
                                     ----------     ----------      --------       -----------
NET ASSETS                           $  220,944     $   18,402      $    813       $   867,552
                                     ==========     ==========      ========       ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                    $  355,168     $   16,267      $  1,709       $   768,544
  Undistributed Net Realized Gain
    (Loss) on Investments              (102,433)           299          (606)           19,572
  Unrealized Appreciation
    (Depreciation) on Investments       (19,476)         1,934          (270)           81,134
  Undistributed Net Investment
    (Loss)                              (12,315)           (98)          (20)           (1,698)
                                     ----------     ----------      --------       -----------
NET ASSETS                           $  220,944     $   18,402      $    813       $   867,552
                                     ==========     ==========      ========       ===========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                     $  138,077     $   18,402      $     --       $   677,308
                                     ==========     ==========      ========       ===========
  N Class Shares                     $   82,867     $       --      $    813       $   190,244
                                     ==========     ==========      ========       ===========
CAPITAL SHARES OUTSTANDING:
  I Class                             9,013,181      1,304,427            --        35,997,788
                                     ==========     ==========      ========       ===========
  N Class                             5,458,950             --       241,354        10,148,388
                                     ==========     ==========      ========       ===========
NET ASSET VALUE PER SHARE:
  I Class                            $    15.32     $    14.11      $     --       $     18.82
                                     ==========     ==========      ========       ===========
  N Class                            $    15.18     $       --      $   3.37       $     18.75
                                     ==========     ==========      ========       ===========

                  (1)   THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH
                        FUND, THE TCW GALILEO SMALL CAP VALUE FUND, THE TCW GALILEO
                        TECHNOLOGY FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND
                        AT APRIL 30, 2002 WAS $284,778, $19,359, $1,153 AND
                        $938,931, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                      TCW GALILEO
                                      AGGRESSIVE     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                        GROWTH       CONVERTIBLE    DIVERSIFIED     EARNINGS
                                       EQUITIES      SECURITIES        VALUE        MOMENTUM
                                         FUND           FUND         FUND (1)         FUND
                                      -----------    -----------    -----------    -----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                            $     57        $   468         $ 23           $ --
  Interest                                   43            760            1              3
                                       --------        -------         ----           ----
    Total                                   100          1,228           24              3
                                       --------        -------         ----           ----
EXPENSES:
  Management Fees                           660            168           15             22
  Accounting Service Fees                    17             13            8             12
  Administration Fees                        31             17           10             14
  Transfer Agent Fees:
    I Class                                  20             13           --             13
    N Class                                  22             --            7             --
  Custodian Fees                              4             15            4             11
  Professional Fees                          16             13           13             12
  Directors' Fees & Expenses                  4              4            3              4
  Registration Fees:
    I Class                                  11              9           --              4
    N Class                                  10             --           18             --
  Distributions Fees:
    N Class (Note 6)                         38             --            5             --
  Other                                      17              6            1              2
                                       --------        -------         ----           ----
    Total                                   850            258           84             94
    Less Expenses Borne by
      Investment Advisor:
      I Class                                --             --           --             59
      N Class                                --             --           70             --
                                       --------        -------         ----           ----
      Net Expenses                          850            258           14             35
                                       --------        -------         ----           ----
  Net Investment Income (Loss)             (750)           970           10            (32)
                                       --------        -------         ----           ----
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                         (17,074)        (1,009)         112             91
  Change in Unrealized
    Appreciation on Investments          22,229          1,481          340            412
                                       --------        -------         ----           ----
  Net Realized and Unrealized Gain
    on Investments                        5,155            472          452            503
                                       --------        -------         ----           ----
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $  4,405        $ 1,442         $462           $471
                                       ========        =======         ====           ====

                  (1)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60
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                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                  TCW GALILEO
                                    FOCUSED      TCW GALILEO    TCW GALILEO
                                   LARGE CAP       GROWTH         HEALTH         TCW GALILEO
                                     VALUE        INSIGHTS       SCIENCES      INCOME + GROWTH
                                     FUND           FUND           FUND           FUND (2)
                                  -----------    -----------    -----------    ---------------
                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                      $  7           $   5          $ --            $   276
  Interest (1)                         --              --            --                  4
                                     ----           -----          ----            -------
    Total                               7               5            --                280
                                     ----           -----          ----            -------
EXPENSES:
  Management Fees                       3              20             1                 99
  Accounting Service Fees              12              12            12                  9
  Administration Fees                  13              13            13                 16
  Transfer Agent Fees:
    N Class                             9              10            10                 12
  Custodian Fees                        3               3             3                  3
  Professional Fees                     7               7             7                 14
  Directors' Fees & Expenses            4               4             4                  3
  Registration Fees:
    N Class                            --              --            --                 34
  Distributions Fees:
    N Class (Note 6)                    1               6            --                 33
  Other                                 1               1             1                  3
                                     ----           -----          ----            -------
    Total                              53              76            51                226
    Less Expenses Borne by
      Investment Advisor:
      N Class                          46              39            48                 74
                                     ----           -----          ----            -------
      Net Expenses                      7              37             3                152
                                     ----           -----          ----            -------
  Net Investment Income (Loss)         --             (32)           (3)               128
                                     ----           -----          ----            -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                         5            (255)          (54)             2,989
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                       102             190           (24)             9,437
                                     ----           -----          ----            -------
  Net Realized and Unrealized
    Gain (Loss) on Investments        107             (65)          (78)            12,426
                                     ----           -----          ----            -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                         $107           $ (97)         $(81)           $12,554
                                     ====           =====          ====            =======

                  (1)   NET OF FOREIGN TAXES WITHHOLDING OF $2 FOR THE TCW GALILEO
                        INCOME + GROWTH FUND.
                  (2)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                      TCW GALILEO    TCW GALILEO                   TCW GALILEO
                                       LARGE CAP      LARGE CAP     TCW GALILEO      SELECT
                                        GROWTH          VALUE       OPPORTUNITY     EQUITIES
                                         FUND           FUND         FUND (2)         FUND
                                      -----------    -----------    -----------    -----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                          $  49         $ 1,035        $   76        $  1,398
  Interest (1)                               2              23            88             256
                                         -----         -------        ------        --------
    Total                                   51           1,058           164           1,654
                                         -----         -------        ------        --------
EXPENSES:
  Management Fees                           36             401           137           5,102
  Accounting Service Fees                   14              18            11             153
  Administration Fees                       16              32            19             235
  Transfer Agent Fees:
    I Class                                 13              15             5              31
    N Class                                 14              13            12              75
  Custodian Fees                             5               8             6              12
  Professional Fees                         14              16            14              37
  Directors' Fees & Expenses                 4               4             3               4
  Registration Fees:
    I Class                                  9               9            12              14
    N Class                                  6               6            34               7
  Distributions Fees:
    N Class (Note 6)                        --               4            24             330
  Other                                      3              13             4              93
                                         -----         -------        ------        --------
    Total                                  134             539           281           6,093
    Less Expenses Borne by
      Investment Advisor:
      I Class                               18              --            22              --
      N Class                               21              13            65              --
                                         -----         -------        ------        --------
      Net Expenses                          95             526           194           6,093
                                         -----         -------        ------        --------
  Net Investment Income (Loss)             (44)            532           (30)         (4,439)
                                         -----         -------        ------        --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                            (90)         (5,644)        1,883         (18,317)
  Change in Unrealized
    Appreciation (Depreciation) on
    Investments                           (215)         21,943         7,963           2,145
                                         -----         -------        ------        --------
  Net Realized and Unrealized Gain
    (Loss) on Investments                 (305)         16,299         9,846         (16,172)
                                         -----         -------        ------        --------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $(349)        $16,831        $9,816        $(20,611)
                                         =====         =======        ======        ========

                  (1)   NET OF FOREIGN TAXES WITHHOLDING OF $1 FOR THE TCW GALILEO
                        OPPORTUNITY FUND.
                  (2)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62
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                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                     TCW GALILEO    TCW GALILEO                    TCW GALILEO
                                      SMALL CAP      SMALL CAP     TCW GALILEO        VALUE
                                       GROWTH          VALUE       TECHNOLOGY     OPPORTUNITIES
                                        FUND           FUND           FUND            FUND
                                     -----------    -----------    -----------    -------------
                                                    DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                           $      4        $   18          $  --          $ 1,712
  Interest                                 129             3             --              306
                                      --------        ------          -----          -------
    Total                                  133            21             --            2,018
                                      --------        ------          -----          -------
EXPENSES:
  Management Fees                        1,218            63              5            2,838
  Accounting Service Fees                   29            12             12               81
  Administration Fees                       54            14             13              113
  Transfer Agent Fees:
    I Class                                 21             7             --               46
    N Class                                 19            --             14               23
  Custodian Fees                             9            10              5               12
  Professional Fees                         19             7              8               24
  Directors' Fees & Expenses                 4             4              3                4
  Registration Fees:
    I Class                                 11            12             --               19
    N Class                                  6            --              8                8
  Distributions Fees:
    N Class (Note 6)                       108            --              1              190
  Amortization of Deferred
    Organization Costs                      --            --             --                1
  Other                                     29             3              1               34
                                      --------        ------          -----          -------
    Total                                1,527           132             70            3,393
    Less Expenses Borne by
      Investment Advisor:
      I Class                               --            33             --               --
      N Class                               --            --             61               --
                                      --------        ------          -----          -------
      Net Expenses                       1,527            99              9            3,393
                                      --------        ------          -----          -------
  Net Investment (Loss)                 (1,394)          (78)            (9)          (1,375)
                                      --------        ------          -----          -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                        (26,388)          318           (123)          16,970
  Change in Unrealized
    Appreciation on Investments         26,869         2,219            106           70,733
                                      --------        ------          -----          -------
  Net Realized and Unrealized
    Gain (Loss) on Investments             481         2,537            (17)          87,703
                                      --------        ------          -----          -------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS           $   (913)       $2,459          $ (26)         $86,328
                                      ========        ======          =====          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

63
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--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                               TCW GALILEO                   TCW GALILEO
                                            AGGRESSIVE GROWTH                CONVERTIBLE
                                              EQUITIES FUND                SECURITIES FUND
                                        --------------------------    --------------------------
                                        SIX MONTHS                    SIX MONTHS
                                           ENDED                         ENDED
                                         APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                           2002        OCTOBER 31,       2002        OCTOBER 31,
                                        (UNAUDITED)       2001        (UNAUDITED)       2001
                                        -----------    -----------    -----------    -----------
                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)           $   (750)      $  (1,563)     $    970       $  2,518
  Net Realized (Loss) on Investments      (17,074)        (43,858)       (1,009)       (11,326)
  Change in Unrealized Appreciation
    (Depreciation) on Investments          22,229        (153,174)        1,481        (11,083)
                                         --------       ---------      --------       --------
  Increase (Decrease) in Net Assets
    Resulting from Operations               4,405        (198,595)        1,442        (19,891)
                                         --------       ---------      --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                    --              --        (1,000)        (2,612)
  Distributions from Net Realized
    Gain:
    I Class                                    --          (8,040)           --         (9,729)
    N Class                                    --          (1,725)           --             --
                                         --------       ---------      --------       --------
  Total Distributions to
    Shareholders                               --          (9,765)       (1,000)       (12,341)
                                         --------       ---------      --------       --------
NET CAPITAL SHARE TRANSACTIONS (NOTE
  8)
  I Class                                    (571)          8,431       (16,490)         9,992
  N Class                                   4,058          16,615            --             --
                                         --------       ---------      --------       --------
  Increase (Decrease) in Net Assets
    Resulting from Net Capital Share
    Transactions                            3,487          25,046       (16,490)         9,992
                                         --------       ---------      --------       --------
  Increase (Decrease) in Net Assets         7,892        (183,314)      (16,048)       (22,240)
NET ASSETS
  Beginning of Period                     114,716         298,030        51,388         73,628
                                         --------       ---------      --------       --------
  End of Period                          $122,608       $ 114,716      $ 35,340       $ 51,388
                                         ========       =========      ========       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                 TCW GALILEO
                                                 DIVERSIFIED              TCW GALILEO
                                                 VALUE FUND                 EARNINGS
                                              -----------------          MOMENTUM FUND
                                              DECEMBER 17, 2001    --------------------------
                                                (COMMENCEMENT      SIX MONTHS
                                               OF OPERATIONS)         ENDED
                                                   THROUGH          APRIL 30,     YEAR ENDED
                                               APRIL 30, 2002         2002        OCTOBER 31,
                                                 (UNAUDITED)       (UNAUDITED)       2001
                                              -----------------    -----------    -----------
                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)                     $   10            $   (32)       $   (74)
  Net Realized Gain (Loss) on Investments             112                 91         (4,286)
  Change in Unrealized Appreciation on
    Investments                                       340                412            541
                                                   ------            -------        -------
  Increase (Decrease) in Net Assets
    Resulting from Operations                         462                471         (3,819)
                                                   ------            -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized Gain:
    I Class                                            --                 --         (2,025)
                                                   ------            -------        -------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  I Class                                              --             (4,859)         6,863
  N Class                                           4,690                 --             --
                                                   ------            -------        -------
  Increase (Decrease) in Net Assets
    Resulting from Net Capital Share
    Transactions                                    4,690             (4,859)         6,863
                                                   ------            -------        -------
  Increase (Decrease) in Net Assets                 5,152             (4,388)         1,019
NET ASSETS
  Beginning of Period                                  --              7,670          6,651
                                                   ------            -------        -------
  End of Period                                    $5,152            $ 3,282        $ 7,670
                                                   ======            =======        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

65
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--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                         TCW GALILEO                        TCW GALILEO
                                      FOCUSED LARGE CAP                       GROWTH
                                         VALUE FUND                        INSIGHTS FUND
                               -------------------------------    -------------------------------
                               SIX MONTHS      MARCH 1, 2001      SIX MONTHS     DECEMBER 1, 2000
                                  ENDED        (COMMENCEMENT         ENDED        (COMMENCEMENT
                                APRIL 30,      OF OPERATIONS)      APRIL 30,      OF OPERATIONS)
                                  2002            THROUGH            2002            THROUGH
                               (UNAUDITED)    OCTOBER 31, 2001    (UNAUDITED)    OCTOBER 31, 2001
                               -----------    ----------------    -----------    ----------------
                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)          $   --            $   (3)          $  (32)          $   (29)
  Net Realized Gain (Loss)
    on Investments                    5               (39)            (255)             (694)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                     102               (84)             190              (673)
                                 ------            ------           ------           -------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations                 107              (126)             (97)           (1,396)
                                 ------            ------           ------           -------
NET CAPITAL SHARE
  TRANSACTIONS (NOTE 8)
  N Class                            --             1,045            1,275             4,411
                                 ------            ------           ------           -------
  Increase in Net Assets            107               919            1,178             3,015
NET ASSETS
  Beginning of Period               919                --            3,015                --
                                 ------            ------           ------           -------
  End of Period                  $1,026            $  919           $4,193           $ 3,015
                                 ======            ======           ======           =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66
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                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               TCW GALILEO
                                                   TCW GALILEO               INCOME + GROWTH
                                                     HEALTH                       FUND
                                                  SCIENCES FUND             -----------------
                                         -------------------------------    DECEMBER 17, 2001
                                         SIX MONTHS     DECEMBER 1, 2000      (COMMENCEMENT
                                            ENDED        (COMMENCEMENT       OF OPERATIONS)
                                          APRIL 30,      OF OPERATIONS)          THROUGH
                                            2002            THROUGH          APRIL 30, 2002
                                         (UNAUDITED)    OCTOBER 31, 2001       (UNAUDITED)
                                         -----------    ----------------    -----------------
                                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)              $ (3)            $   (5)             $   128
  Net Realized Gain (Loss) on
    Investments                              (54)              (101)               2,989
  Change in Unrealized Appreciation
    (Depreciation) on Investments            (24)               (44)               9,437
                                            ----             ------              -------
  Increase (Decrease) in Net Assets
    Resulting from Operations                (81)              (150)              12,554
                                            ----             ------              -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    N Class                                   --                 --                  (81)
                                            ----             ------              -------
NET CAPITAL SHARE TRANSACTIONS (NOTE
  8)
  N Class                                     --                500               21,017
                                            ----             ------              -------
  Increase (Decrease) in Net Assets          (81)               350               33,490
NET ASSETS
  Beginning of Period                        350                 --                   --
                                            ----             ------              -------
  End of Period                             $269             $  350              $33,490
                                            ====             ======              =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                               TCW GALILEO                   TCW GALILEO
                                                LARGE CAP                     LARGE CAP
                                               GROWTH FUND                    VALUE FUND
                                        --------------------------    --------------------------
                                        SIX MONTHS                    SIX MONTHS
                                           ENDED                         ENDED
                                         APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                           2002        OCTOBER 31,       2002        OCTOBER 31,
                                        (UNAUDITED)       2001        (UNAUDITED)       2001
                                        -----------    -----------    -----------    -----------
                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)            $   (44)      $   (148)      $    532       $    930
  Net Realized (Loss) on Investments          (90)        (5,632)        (5,644)        (5,528)
  Change in Unrealized Appreciation
    (Depreciation) on Investments            (215)        (7,312)        21,943        (31,057)
                                          -------       --------       --------       --------
  Increase (Decrease) in Net Assets
    Resulting from Operations                (349)       (13,092)        16,831        (35,655)
                                          -------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                    --             --           (979)          (815)
    N Class                                    --             --             --             (7)
  Distributions from Net Realized
    Gain:
    I Class                                    --         (1,940)            --             --
    N Class                                    --            (25)            --             --
                                          -------       --------       --------       --------
  Total Distributions to
    Shareholders                               --         (1,965)          (979)          (822)
                                          -------       --------       --------       --------
NET CAPITAL SHARE TRANSACTIONS (NOTE
  8)
  I Class                                  (4,088)         1,510        (10,381)        38,623
  N Class                                     (15)           121            514           (307)
                                          -------       --------       --------       --------
  Increase (Decrease) in Net Assets
    Resulting from Net Capital Share
    Transactions                           (4,103)         1,631         (9,867)        38,316
                                          -------       --------       --------       --------
  Increase (Decrease) in Net Assets        (4,452)       (13,426)         5,985          1,839
NET ASSETS
  Beginning of Period                      13,138         26,564        140,056        138,217
                                          -------       --------       --------       --------
  End of Period                           $ 8,686       $ 13,138       $146,041       $140,056
                                          =======       ========       ========       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                 TCW GALILEO
                                              OPPORTUNITY FUND         TCW GALILEO SELECT
                                              -----------------          EQUITIES FUND
                                              DECEMBER 17, 2001    --------------------------
                                                (COMMENCEMENT      SIX MONTHS
                                               OF OPERATIONS)         ENDED
                                                   THROUGH          APRIL 30,     YEAR ENDED
                                               APRIL 30, 2002         2002        OCTOBER 31,
                                                 (UNAUDITED)       (UNAUDITED)       2001
                                              -----------------    -----------    -----------
                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)                            $   (30)        $   (4,439)     $  (5,057)
  Net Realized Gain (Loss) on Investments            1,883            (18,317)      (102,722)
  Change in Unrealized Appreciation
    (Depreciation) on Investments                    7,963              2,145       (333,389)
                                                   -------         ----------      ---------
  Increase (Decrease) in Net Assets
    Resulting from Operations                        9,816            (20,611)      (441,168)
                                                   -------         ----------      ---------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized Gain:
    I Class                                             --                 --        (32,652)
    N Class                                             --                 --         (8,412)
                                                   -------         ----------      ---------
  Total Distributions to Shareholders                   --                 --        (41,064)
                                                   -------         ----------      ---------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  I Class                                           14,386            337,938        562,338
  N Class                                           21,826            120,239        134,468
                                                   -------         ----------      ---------
  Increase in Net Assets Resulting from
    Net Capital Share Transactions                  36,212            458,177        696,806
                                                   -------         ----------      ---------
  Increase in Net Assets                            46,028            437,566        214,574
NET ASSETS
  Beginning of Period                                   --            979,275        764,701
                                                   -------         ----------      ---------
  End of Period                                    $46,028         $1,416,841      $ 979,275
                                                   =======         ==========      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                               TCW GALILEO                   TCW GALILEO
                                                SMALL CAP                     SMALL CAP
                                               GROWTH FUND                    VALUE FUND
                                        --------------------------    --------------------------
                                        SIX MONTHS                    SIX MONTHS
                                           ENDED                         ENDED
                                         APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                           2002        OCTOBER 31,       2002        OCTOBER 31,
                                        (UNAUDITED)       2001        (UNAUDITED)       2001
                                        -----------    -----------    -----------    -----------
                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)                  $ (1,394)      $  (2,180)      $   (78)       $  (20)
  Net Realized Gain (Loss) on
    Investments                           (26,388)        (76,045)          318             3
  Change in Unrealized Appreciation
    (Depreciation) on Investments          26,869        (208,523)        2,219          (341)
                                         --------       ---------       -------        ------
  Increase (Decrease) in Net Assets
    Resulting from Operations                (913)       (286,748)        2,459          (358)
                                         --------       ---------       -------        ------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized
    Gain:
    I Class                                    --          (7,535)          (21)          (23)
    N Class                                    --          (1,888)           --            --
                                         --------       ---------       -------        ------
  Total Distributions to
    Shareholders                               --          (9,423)          (21)          (23)
                                         --------       ---------       -------        ------
NET CAPITAL SHARE TRANSACTIONS (NOTE
  8)
  I Class                                  (6,447)         (3,152)       11,790         3,477
  N Class                                  12,423          47,206            --            --
                                         --------       ---------       -------        ------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                            5,976          44,054        11,790         3,477
                                         --------       ---------       -------        ------
  Increase (Decrease) in Net Assets         5,063        (252,117)       14,228         3,096
NET ASSETS
  Beginning of Period                     215,881         467,998         4,174         1,078
                                         --------       ---------       -------        ------
  End of Period                          $220,944       $ 215,881       $18,402        $4,174
                                         ========       =========       =======        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                             TCW GALILEO                  TCW GALILEO VALUE
                                           TECHNOLOGY FUND                OPPORTUNITIES FUND
                                   -------------------------------    --------------------------
                                   SIX MONTHS     NOVEMBER 1, 2000    SIX MONTHS
                                      ENDED        (COMMENCEMENT         ENDED
                                    APRIL 30,      OF OPERATIONS)      APRIL 30,     YEAR ENDED
                                      2002            THROUGH            2002        OCTOBER 31,
                                   (UNAUDITED)    OCTOBER 31, 2001    (UNAUDITED)       2001
                                   -----------    ----------------    -----------    -----------
                                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)               $  (9)           $  (11)         $ (1,375)      $   (184)
  Net Realized Gain (Loss) on
    Investments                        (123)             (483)           16,970          7,334
  Change in Unrealized
    Appreciation (Depreciation)
    on Investments                      106              (376)           70,733          2,072
                                      -----            ------          --------       --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                          (26)             (870)           86,328          9,222
                                      -----            ------          --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                              --                --                --           (247)
  Distributions from Net
    Realized Gain:
    I Class                              --                --            (4,337)        (4,940)
    N Class                              --                --            (1,058)            (1)
                                      -----            ------          --------       --------
  Total Distributions to
    Shareholders                         --                --            (5,395)        (5,188)
                                      -----            ------          --------       --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                                --                --           261,122        281,730
  N Class                               (60)            1,769           121,210         59,879
                                      -----            ------          --------       --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions          (60)            1,769           382,332        341,609
                                      -----            ------          --------       --------
  Increase (Decrease) in Net
    Assets                              (86)              899           463,265        345,643
NET ASSETS
  Beginning of Period                   899                --           404,287         58,644
                                      -----            ------          --------       --------
  End of Period                       $ 813            $  899          $867,552       $404,287
                                      =====            ======          ========       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 28 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, and the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

On December 17, 2001, the TCW Galileo Diversified Value Fund, the TCW Galileo Income + Growth Fund, and the TCW Galileo Opportunity Fund commenced operations by acquiring all the assets and liabilities of the former SG Cowen Large Cap Value Fund, SG Cowen Income + Growth Fund, and SG Cowen Opportunity Fund, respectively.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: Effective November 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to November 1, 2001, the Funds did not amortize premiums. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassifications of the components of net assets. At November 1, 2001, the following reclassification was made (amounts in thousands):

                                                   NET UNREALIZED           UNDISTRIBUTED NET
                                             APPRECIATION/(DEPRECIATION)    INVESTMENT INCOME
                                             ---------------------------    -----------------
TCW Galileo Convertible Securities Fund                  $(4)                      $4

The effect of this change for the six months ended April 30, 2002 was to decrease net investment income by $7, increase unrealized appreciation (depreciation) by $1, and increase net realized gain by $6. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in policy.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

72
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                                                                  APRIL 30, 2002

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2002.

DEFERRED ORGANIZATION COSTS: Organizational costs for all equity funds have been fully amortized.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the

73
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U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see
Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund, and the TCW Galileo Income + Growth Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Statements of Changes in Net Assets and Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2002 (amounts in thousands):

                                        MARKET VALUE OF                           SECURITIES
                                       LOANED SECURITIES    COLLATERAL VALUE    LENDING INCOME*
                                       -----------------    ----------------    ---------------
TCW Galileo Aggressive Growth
  Equities Fund                             $ 25,461            $ 26,559              $14
TCW Galileo Convertible Securities
  Fund                                         5,946               6,078                5
TCW Galileo Earnings Momentum Fund               692                 724                1
TCW Galileo Income + Growth Fund               4,027               4,194                1
TCW Galileo Large Cap Growth Fund                138                 144                1
TCW Galileo Large Cap Value Fund               7,491               7,724               21
TCW Galileo Opportunity Fund                   6,382               6,825                5
TCW Galileo Select Equities Fund              21,580              22,301               25
TCW Galileo Small Cap Growth Fund             42,678              45,281               56
TCW Galileo Small Cap Value Fund               2,316               2,479                3
TCW Galileo Value Opportunities
  Fund                                       141,602             149,641               87

                    *   NET OF BROKER FEES.

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                                                                  APRIL 30, 2002

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2002, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                TCW GALILEO
                                AGGRESSIVE        TCW GALILEO      TCW GALILEO     TCW GALILEO
                                  GROWTH          CONVERTIBLE      DIVERSIFIED       EARNINGS
                               EQUITIES FUND    SECURITIES FUND    VALUE FUND     MOMENTUM FUND
                               -------------    ---------------    -----------    --------------
Unrealized Appreciation           $ 44,643          $  2,116         $   695        $      932
Unrealized (Depreciation)          (35,895)           (5,021)           (355)             (296)
                                  --------          --------         -------        ----------
Net Unrealized Appreciation
  (Depreciation)                  $  8,748          $ (2,905)        $   340        $      636
                                  ========          ========         =======        ==========
Cost of Investments for
  Federal Income Tax
  Purposes                        $139,667          $ 44,609         $ 4,890        $    3,406
                                  ========          ========         =======        ==========

                                TCW GALILEO                        TCW GALILEO     TCW GALILEO
                                  FOCUSED         TCW GALILEO        HEALTH          INCOME +
                                   LARGE            GROWTH          SCIENCES          GROWTH
                                 CAP VALUE       INSIGHTS FUND        FUND             FUND
                               -------------    ---------------    -----------    --------------
Unrealized Appreciation           $     78          $    313         $    17        $   10,188
Unrealized (Depreciation)              (60)             (796)            (85)             (751)
                                  --------          --------         -------        ----------
Net Unrealized Appreciation
  (Depreciation)                  $     18          $   (483)        $   (68)       $    9,437
                                  ========          ========         =======        ==========
Cost of Investments for
  Federal Income Tax
  Purposes                        $  1,028          $  4,709         $   365        $   27,233
                                  ========          ========         =======        ==========

                                TCW GALILEO       TCW GALILEO                      TCW GALILEO
                                 LARGE CAP         LARGE CAP       TCW GALILEO        SELECT
                                  GROWTH             VALUE         OPPORTUNITY       EQUITIES
                                   FUND              FUND             FUND             FUND
                               -------------    ---------------    -----------    --------------
Unrealized Appreciation           $  1,302          $ 16,961         $10,571        $  112,763
Unrealized (Depreciation)             (951)           (5,459)         (2,608)         (317,119)
                                  --------          --------         -------        ----------
Net Unrealized Appreciation
  (Depreciation)                  $    351          $ 11,502         $ 7,963        $ (204,356)
                                  ========          ========         =======        ==========
Cost of Investments for
  Federal Income Tax
  Purposes                        $  8,348          $142,900         $44,943        $1,716,328
                                  ========          ========         =======        ==========

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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES (CONTINUED)

                                TCW GALILEO       TCW GALILEO                      TCW GALILEO
                                 SMALL CAP         SMALL CAP       TCW GALILEO        VALUE
                                  GROWTH             VALUE         TECHNOLOGY     OPPORTUNITIES
                                   FUND              FUND             FUND             FUND
                               -------------    ---------------    -----------    --------------
Unrealized Appreciation           $ 54,392          $  2,680         $    64        $  118,053
Unrealized (Depreciation)          (73,868)             (746)           (334)          (36,919)
                                  --------          --------         -------        ----------
Net Unrealized Appreciation
  (Depreciation)                  $(19,476)         $  1,934         $  (270)       $   81,134
                                  ========          ========         =======        ==========
Cost of Investments for
  Federal Income Tax
  Purposes                        $284,778          $ 19,359         $ 1,153        $  938,931
                                  ========          ========         =======        ==========

At April 30, 2002, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                         EXPIRING IN
                                                         --------------------------------------------
                                                           2006        2007        2008        2009
                                                         --------    --------    --------    --------
TCW Galileo Aggressive Growth Equities Fund                $--        $   --       $ --      $43,858
TCW Galileo Convertible Securities Fund                     --            --         --       11,537
TCW Galileo Earnings Momentum Fund                          --            --         --        4,193
TCW Galileo Focused Large Cap Value Fund                    --            --         --           39
TCW Galileo Growth Insights Fund                            --            --         --          427
TCW Galileo Health Sciences Fund                            --            --         --          100
TCW Galileo Large Cap Growth Fund                           --            --         --        5,692
TCW Galileo Large Cap Value Fund                            11         1,081        417        5,011
TCW Galileo Select Equities Fund                            --            --         --       96,926
TCW Galileo Small Cap Growth Fund                           --            --         --       76,527
TCW Galileo Technology Fund                                 --            --         --          461

76
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                                                                  APRIL 30, 2002

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Aggressive Growth Equities Fund                      1.00%
TCW Galileo Convertible Securities Fund                          0.75%
TCW Galileo Diversified Value Fund                               0.75%
TCW Galileo Earnings Momentum Fund                               1.00%
TCW Galileo Focused Large Cap Value Fund                         0.65%
TCW Galileo Growth Insights Fund                                 0.90%
TCW Galileo Health Sciences Fund                                 0.90%
TCW Galileo Income + Growth Fund                                 0.75%
TCW Galileo Large Cap Growth Fund                                0.55%
TCW Galileo Large Cap Value Fund                                 0.55%
TCW Galileo Opportunity Fund                                     0.90%
TCW Galileo Select Equities Fund                                 0.75%
TCW Galileo Small Cap Growth Fund                                1.00%
TCW Galileo Small Cap Value Fund                                 1.00%
TCW Galileo Technology Fund                                      1.00%
TCW Galileo Value Opportunities Fund                             0.80%

The ordinary operating expenses for the funds listed below (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2002, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective of each Fund were:

TCW Galileo Aggressive Growth Equities Fund                      1.68%
TCW Galileo Convertible Securities Fund                          1.50%
TCW Galileo Earnings Momentum Fund                               1.63%
TCW Galileo Focused Large Cap Value Fund                         1.40%
TCW Galileo Growth Insights Fund                                 1.68%
TCW Galileo Health Sciences Fund                                 1.85%
TCW Galileo Large Cap Growth Fund                                1.51%
TCW Galileo Large Cap Value Fund                                 1.40%
TCW Galileo Select Equities Fund                                 1.51%
TCW Galileo Small Cap Growth Fund                                1.60%
TCW Galileo Small Cap Value Fund                                 1.57%
TCW Galileo Technology Fund                                      1.90%
TCW Galileo Value Opportunities Fund                             1.54%

The ordinary operating expenses for the new funds are limited to the lesser of the trailing monthly expense ratio average for comparable funds as calculated by Lipper Analytical

77
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U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 5 -- FUND EXPENSES (CONTINUED)

Services, Inc., or the net expense ratio for the thirty days ending on the closing date of the acquisition. These expense limitations are to be in effect until December 31, 2002. At April 30, 2002, the expense ratios are limited at:

TCW Galileo Diversified Value Fund
  N Class                                                        0.70%
TCW Galileo Income + Growth Fund
  N Class                                                        1.15%
TCW Galileo Opportunity Fund
  I Class                                                        1.17%
  N Class                                                        1.32%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's share. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2002, were as follows (amounts in thousands):

                                TCW GALILEO
                                AGGRESSIVE        TCW GALILEO      TCW GALILEO     TCW GALILEO
                                  GROWTH          CONVERTIBLE      DIVERSIFIED       EARNINGS
                               EQUITIES FUND    SECURITIES FUND    VALUE FUND     MOMENTUM FUND
                               -------------    ---------------    -----------    --------------
Purchases at Cost                 $13,433           $26,968          $   997         $  2,043
                                  =======           =======          =======         ========
Sales Proceeds                    $12,970           $34,874          $   920         $  6,747
                                  =======           =======          =======         ========

                                TCW GALILEO                        TCW GALILEO     TCW GALILEO
                                  FOCUSED         TCW GALILEO        HEALTH          INCOME +
                                 LARGE CAP          GROWTH          SCIENCES          GROWTH
                                VALUE FUND       INSIGHTS FUND        FUND             FUND
                               -------------    ---------------    -----------    --------------
Purchases at Cost                 $   390           $ 3,314          $   206         $  8,961
                                  =======           =======          =======         ========
Sales Proceeds                    $   347           $ 2,074          $   184         $  9,174
                                  =======           =======          =======         ========

                                TCW GALILEO       TCW GALILEO                      TCW GALILEO
                                 LARGE CAP         LARGE CAP       TCW GALILEO        SELECT
                                  GROWTH             VALUE         OPPORTUNITY       EQUITIES
                                   FUND              FUND             FUND             FUND
                               -------------    ---------------    -----------    --------------
Purchases at Cost                 $ 2,566           $43,378          $14,977         $506,405
                                  =======           =======          =======         ========
Sales Proceeds                    $ 6,643           $48,857          $ 6,239         $ 15,846
                                  =======           =======          =======         ========

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                                                                  APRIL 30, 2002

                                TCW GALILEO       TCW GALILEO                      TCW GALILEO
                                 SMALL CAP         SMALL CAP       TCW GALILEO        VALUE
                                  GROWTH             VALUE         TECHNOLOGY     OPPORTUNITIES
                                   FUND              FUND             FUND             FUND
                               -------------    ---------------    -----------    --------------
Purchases at Cost                 $43,391           $16,135          $   116         $547,279
                                  =======           =======          =======         ========
Sales Proceeds                    $36,898           $ 4,309          $   168         $152,882
                                  =======           =======          =======         ========

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2002

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO AGGRESSIVE GROWTH
EQUITIES FUND                             SIX MONTHS ENDED
I CLASS                                    APRIL 30, 2002                     YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                           1,721,869       $  20,394       4,937,114       $  75,135
Shares Issued upon Reinvestment
  of Dividends                               --              --         353,415           7,630
Shares Redeemed                      (1,739,738)        (20,965)     (5,303,529)        (74,334)
                                    -----------       ---------      ----------       ---------
Net Increase (Decrease)                 (17,869)      $    (571)        (13,000)      $   8,431
                                    ===========       =========      ==========       =========

TCW GALILEO AGGRESSIVE GROWTH
EQUITIES FUND                             SIX MONTHS ENDED
N CLASS                                    APRIL 30, 2002                     YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                           2,746,494       $  31,789       3,060,362       $  47,664
Shares Issued upon Reinvestment
  of Dividends                               --              --          79,930           1,717
Shares Redeemed                      (2,422,109)        (27,731)     (2,405,652)        (32,766)
                                    -----------       ---------      ----------       ---------
Net Increase                            324,385       $   4,058         734,640       $  16,615
                                    ===========       =========      ==========       =========

TCW GALILEO CONVERTIBLE SECURITIES FUND
I CLASS                                          SIX MONTHS ENDED
                                                  APRIL 30, 2002                     YEAR ENDED
                                                    (UNAUDITED)                   OCTOBER 31, 2001
                                           -----------------------------    ----------------------------
                                                              AMOUNT                          AMOUNT
                                             SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                           -----------    --------------    ----------    --------------
Shares Sold                                    259,111       $   2,487       2,944,410       $  35,248
Shares Issued upon Reinvestment of
  Dividends                                     93,040             875       1,004,834          11,483
Shares Redeemed                             (2,153,882)        (19,852)     (3,078,918)        (36,739)
                                           -----------       ---------      ----------       ---------
Net Increase (Decrease)                     (1,801,731)      $ (16,490)        870,326       $   9,992
                                           ===========       =========      ==========       =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO DIVERSIFIED VALUE FUND
N CLASS                                     DECEMBER 17, 2001
                                            (COMMENCEMENT OF
                                           OPERATIONS) THROUGH
                                             APRIL 30, 2002
                                               (UNAUDITED)
                                      -----------------------------
                                                         AMOUNT
                                        SHARES       (IN THOUSANDS)
                                      -----------    --------------
Shares Sold                               543,677       $   5,149
Shares Redeemed                           (43,729)           (459)
                                      -----------       ---------
Net Increase                              499,948       $   4,690
                                      ===========       =========

TCW GALILEO EARNINGS MOMENTUM FUND
I CLASS                                     SIX MONTHS ENDED
                                             APRIL 30, 2002                    YEAR ENDED
                                              (UNAUDITED)                   OCTOBER 31, 2001
                                      -----------------------------    ----------------------------
                                                        AMOUNT                          AMOUNT
                                        SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                      -----------    --------------    ----------    --------------
Shares Sold                                65,607       $     426         826,796       $   6,394
Shares Issued upon Reinvestment of
  Dividends                                    --              --         268,244           2,025
Shares Redeemed                          (861,999)         (5,285)       (155,696)         (1,556)
                                      -----------       ---------      ----------       ---------
Net Increase (Decrease)                  (796,392)      $  (4,859)        939,344       $   6,863
                                      ===========       =========      ==========       =========

TCW GALILEO FOCUSED LARGE CAP VALUE                                            MARCH 1, 2001
FUND                                         SIX MONTHS ENDED                (COMMENCEMENT OF
N CLASS                                       APRIL 30, 2002                OPERATIONS) THROUGH
                                               (UNAUDITED)                   OCTOBER 31, 2001
                                       -----------------------------    ----------------------------
                                                         AMOUNT                          AMOUNT
                                         SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                       -----------    --------------    ----------    --------------
Shares Sold                                     --       $      --         104,499       $   1,045
                                       -----------       ---------      ----------       ---------
Net Increase                                    --       $      --         104,499       $   1,045
                                       ===========       =========      ==========       =========

TCW GALILEO GROWTH INSIGHTS FUND                                             DECEMBER 1, 2000
N CLASS                                     SIX MONTHS ENDED                 (COMMENCEMENT OF
                                             APRIL 30, 2002                OPERATIONS) THROUGH
                                               (UNAUDITED)                   OCTOBER 31, 2001
                                       -----------------------------    ----------------------------
                                                         AMOUNT                          AMOUNT
                                        SHARES        (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                       -----------    --------------    ----------    --------------
Shares Sold                                182,670       $   1,275         473,777       $   4,411
                                       -----------       ---------      ----------       ---------
Net Increase                               182,670       $   1,275         473,777       $   4,411
                                       ===========       =========      ==========       =========

TCW GALILEO HEALTH SCIENCES FUND                                             DECEMBER 1, 2000
N CLASS                                     SIX MONTHS ENDED                 (COMMENCEMENT OF
                                             APRIL 30, 2002                OPERATIONS) THROUGH
                                               (UNAUDITED)                   OCTOBER 31, 2001
                                       -----------------------------    ----------------------------
                                                         AMOUNT                          AMOUNT
                                        SHARES        (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                       -----------    --------------    ----------    --------------
Shares Sold                                     --       $      --          50,001       $     500
                                       -----------       ---------      ----------       ---------
Net Increase                                    --       $      --          50,001       $     500
                                       ===========       =========      ==========       =========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

TCW GALILEO INCOME + GROWTH FUND
N CLASS                                   DECEMBER 17, 2001
                                          (COMMENCEMENT OF
                                         OPERATIONS) THROUGH
                                           APRIL 30, 2002
                                             (UNAUDITED)
                                    -----------------------------
                                                       AMOUNT
                                      SHARES       (IN THOUSANDS)
                                    -----------    --------------
Shares Sold                           3,712,441       $  27,246
Shares Issued upon Reinvestment
  of Dividends                            6,997              77
Shares Redeemed                        (604,817)         (6,306)
                                    -----------       ---------
Net Increase                          3,114,621       $  21,017
                                    ===========       =========

TCW GALILEO LARGE CAP GROWTH FUND
I CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                     YEAR ENDED
                                              (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                        AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                              159,533       $   1,491         931,076       $  11,358
Shares Issued upon Reinvestment
  of Dividends                                --              --         116,139           1,797
Shares Redeemed                         (621,142)         (5,579)     (1,014,678)        (11,645)
                                     -----------       ---------      ----------       ---------
Net Increase (Decrease)                 (461,609)      $  (4,088)         32,537       $   1,510
                                     ===========       =========      ==========       =========

TCW GALILEO LARGE CAP GROWTH FUND
N CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                    YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                                5,863       $      53          11,097       $     114
Shares Issued upon Reinvestment
  of Dividends                                --              --           1,600              25
Shares Redeemed                           (7,370)            (68)         (1,432)            (18)
                                     -----------       ---------      ----------       ---------
Net Increase (Decrease)                   (1,507)      $     (15)         11,265       $     121
                                     ===========       =========      ==========       =========

TCW GALILEO LARGE CAP VALUE FUND
I CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                    YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                            1,148,710       $  13,877       5,434,510       $  69,532
Shares Issued upon Reinvestment
  of Dividends                            61,063             711          38,474             518
Shares Redeemed                       (2,089,817)        (24,969)     (2,491,003)        (31,427)
                                     -----------       ---------      ----------       ---------
Net Increase (Decrease)                 (880,044)      $ (10,381)      2,981,981       $  38,623
                                     ===========       =========      ==========       =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO LARGE CAP VALUE FUND
N CLASS                                   SIX MONTHS ENDED
                                           APRIL 30, 2002                     YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                              85,863       $   1,072          94,979       $   1,218
Shares Issued upon Reinvestment
  of Dividends                               --              --             540               7
Shares Redeemed                         (45,171)           (558)       (126,863)         (1,532)
                                    -----------       ---------      ----------       ---------
Net Increase (Decrease)                  40,692       $     514         (31,344)      $    (307)
                                    ===========       =========      ==========       =========

TCW GALILEO OPPORTUNITY FUND
I CLASS                                   DECEMBER 17, 2001
                                          (COMMENCEMENT OF
                                         OPERATIONS) THROUGH
                                           APRIL 30, 2002
                                             (UNAUDITED)
                                    -----------------------------
                                                       AMOUNT
                                      SHARES       (IN THOUSANDS)
                                    -----------    --------------
Shares Sold                           1,633,154       $  15,411
Shares Redeemed                         (94,134)         (1,025)
                                    -----------       ---------
Net Increase                          1,539,020       $  14,386
                                    ===========       =========

TCW GALILEO OPPORTUNITY FUND
N CLASS                                   DECEMBER 17, 2001
                                          (COMMENCEMENT OF
                                         OPERATIONS) THROUGH
                                           APRIL 30, 2002
                                             (UNAUDITED)
                                    -----------------------------
                                                       AMOUNT
                                      SHARES       (IN THOUSANDS)
                                    -----------    --------------
Shares Sold                           2,628,364       $  24,150
Shares Issued upon Reinvestment
  of Dividends                               --               3
Shares Redeemed                        (215,642)         (2,327)
                                    -----------       ---------
Net Increase                          2,412,722       $  21,826
                                    ===========       =========

TCW GALILEO SELECT EQUITIES FUND
I CLASS                                   SIX MONTHS ENDED
                                           APRIL 30, 2002                     YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                          33,019,202       $ 540,288      38,904,560       $ 697,517
Shares Issued upon Reinvestment
  of Dividends                               --              --       1,336,426          29,498
Shares Redeemed                     (12,863,482)       (202,350)     (9,393,105)       (164,677)
                                    -----------       ---------      ----------       ---------
Net Increase                         20,155,720       $ 337,938      30,847,881       $ 562,338
                                    ===========       =========      ==========       =========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

TCW GALILEO SELECT EQUITIES FUND
N CLASS                                   SIX MONTHS ENDED
                                           APRIL 30, 2002                     YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                          10,030,046       $ 163,245      10,738,377       $ 193,810
Shares Issued upon Reinvestment
  of Dividends                               --              31         381,395           8,366
Shares Redeemed                      (2,674,673)        (43,037)     (3,871,542)        (67,708)
                                    -----------       ---------      ----------       ---------
Net Increase                          7,355,373       $ 120,239       7,248,230       $ 134,468
                                    ===========       =========      ==========       =========

TCW GALILEO SMALL CAP GROWTH FUND
I CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                     YEAR ENDED
                                              (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                        AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                            4,916,352       $  82,749       6,349,204       $ 140,232
Shares Issued upon Reinvestment
  of Dividends                                --              --         242,031           7,214
Shares Redeemed                       (5,303,285)        (89,196)     (7,146,558)       (150,598)
                                     -----------       ---------      ----------       ---------
Net (Decrease)                          (386,933)      $  (6,447)       (555,323)      $  (3,152)
                                     ===========       =========      ==========       =========

TCW GALILEO SMALL CAP GROWTH FUND
N CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                    YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                            4,433,253       $  74,282       5,013,999       $ 102,478
Shares Issued upon Reinvestment
  of Dividends                                --              --          63,469           1,882
Shares Redeemed                       (3,736,296)        (61,859)     (2,782,800)        (57,154)
                                     -----------       ---------      ----------       ---------
Net Increase                             696,957       $  12,423       2,294,668       $  47,206
                                     ===========       =========      ==========       =========

TCW GALILEO SMALL CAP VALUE FUND
I CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2002                    YEAR ENDED
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                     -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                       SHARES       (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                     -----------    --------------    ----------    --------------
Shares Sold                            1,110,718       $  14,248         301,605       $   3,725
Shares Issued upon Reinvestment
  of Dividends                             1,662              21           2,203              23
Shares Redeemed                         (187,834)         (2,479)        (22,190)           (271)
                                     -----------       ---------      ----------       ---------
Net Increase                             924,546       $  11,790         281,618       $   3,477
                                     ===========       =========      ==========       =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO TECHNOLOGY FUND                                                NOVEMBER 1, 2000
N CLASS                                   SIX MONTHS ENDED                 (COMMENCEMENT OF
                                           APRIL 30, 2002                OPERATIONS) THROUGH
                                             (UNAUDITED)                   OCTOBER 31, 2001
                                    -----------------------------    ----------------------------
                                                       AMOUNT                          AMOUNT
                                      SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                    -----------    --------------    ----------    --------------
Shares Sold                              17,542       $      68       1,278,043       $  11,877
Shares Redeemed                         (33,939)           (128)     (1,020,292)        (10,108)
                                    -----------       ---------      ----------       ---------
Net Increase (Decrease)                 (16,397)      $     (60)        257,751       $   1,769
                                    ===========       =========      ==========       =========

TCW GALILEO VALUE OPPORTUNITIES FUND
I CLASS                                       SIX MONTHS ENDED
                                               APRIL 30, 2002                     YEAR ENDED
                                                 (UNAUDITED)                   OCTOBER 31, 2001
                                        -----------------------------    ----------------------------
                                                           AMOUNT                          AMOUNT
                                          SHARES       (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                        -----------    --------------    ----------    --------------
Shares Sold                              24,897,106       $ 459,017      22,786,461       $ 360,428
Shares Issued upon Reinvestment of
  Dividends                                 224,545           4,062         376,366           5,149
Shares Redeemed                         (10,949,414)       (201,957)     (5,281,464)        (83,847)
                                        -----------       ---------      ----------       ---------
Net Increase                             14,172,237       $ 261,122      17,881,363       $ 281,730
                                        ===========       =========      ==========       =========

                                                                              NOVEMBER 1, 2000
TCW GALILEO VALUE OPPORTUNITIES FUND                                          (COMMENCEMENT OF
N CLASS                                      SIX MONTHS ENDED                   OFFERING OF
                                              APRIL 30, 2002              N CLASS SHARES) THROUGH
                                                (UNAUDITED)                   OCTOBER 31, 2001
                                        -----------------------------    ----------------------------
                                                          AMOUNT                          AMOUNT
                                         SHARES        (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                        -----------    --------------    ----------    --------------
Shares Sold                              10,141,501       $ 186,612       4,517,763       $  74,933
Shares Issued upon Reinvestment of
  Dividends                                  57,870           1,044              46               1
Shares Redeemed                          (3,591,453)        (66,446)       (977,339)        (15,055)
                                        -----------       ---------      ----------       ---------
Net Increase                              6,607,918       $ 121,210       3,540,470       $  59,879
                                        ===========       =========      ==========       =========

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2002.

NOTE 10 -- SUBSEQUENT EVENTS

Effective May 1, 2002, the TCW Galileo Small Cap Value Fund began offering N Class shares. In addition, effective May 1, 2002, the TCW Galileo Total Return Mortgage-Backed Securities Fund and the TCW Galileo Mortgage-Backed Securities Fund changed their names to the TCW Galileo Total Return Bond Fund and the TCW Galileo Short Term Bond Fund, respectively. There is no change in the investment objective.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                                YEAR ENDED OCTOBER 31,
                           APRIL 30, 2002      ----------------------------------------------------------------
                            (UNAUDITED)          2001          2000          1999          1998          1997
                           --------------      --------      --------      --------      --------      --------
Net Asset Value per
  Share, Beginning of
  Period                       $ 10.14         $ 28.11       $  22.29      $  11.35      $  9.40       $   9.19
                               -------         -------       --------      --------      -------       --------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net Investment (Loss)            (0.06) (3)      (0.13)(3)      (0.25)(3)     (0.14)(3)    (0.11)(3)      (0.08)(3)
Net Realized and
  Unrealized Gain
  (Loss) on Investments           0.48          (16.92)          8.80         12.68         2.06           0.29
                               -------         -------       --------      --------      -------       --------
Total from Investment
  Operations                      0.42          (17.05)          8.55         12.54         1.95           0.21
                               -------         -------       --------      --------      -------       --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                     --           (0.92)         (2.73)        (1.60)          --             --
                               -------         -------       --------      --------      -------       --------
Net Asset Value per
  Share, End of Period         $ 10.56         $ 10.14       $  28.11      $  22.29      $ 11.35       $   9.40
                               =======         =======       ========      ========      =======       ========
Total Return                      4.14% (2)     (62.42)%        40.14%       121.34%       20.74%          2.28%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period (in thousands)        $95,299         $91,698       $254,452      $168,193      $84,904       $135,850
Ratio of Expenses to
  Average Net Assets              1.19% (1)       1.18%          1.13%         1.14%        1.17%          1.12%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                         (1.04)%(1)      (0.83)%        (0.82)%       (0.79)%      (1.03)%        (0.86)%
Portfolio Turnover Rate          10.27% (2)      25.47%         44.85%        64.12%       55.36%         50.45%

                  (1)   ANNUALIZED.
                  (2)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (3)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                                         MARCH 1, 1999
                                                                                         (COMMENCEMENT
                                              SIX MONTHS            YEAR ENDED           OF OFFERING OF
                                                ENDED              OCTOBER 31,          N CLASS SHARES)
                                            APRIL 30, 2002    ----------------------        THROUGH
                                             (UNAUDITED)        2001          2000      OCTOBER 31, 1999
                                            --------------    --------      --------    ----------------
Net Asset Value per Share, Beginning of
  Period                                        $ 10.05       $ 28.01       $ 22.27          $16.07
                                                -------       -------       -------          ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                             (0.08) (5)    (0.18)(5)     (0.35)(5)       (0.12) (5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                   0.47        (16.86)         8.82            6.32
                                                -------       -------       -------          ------
Total from Investment Operations                   0.39        (17.04)         8.47            6.20
                                                -------       -------       -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                 --         (0.92)        (2.73)             --
                                                -------       -------       -------          ------
Net Asset Value per Share, End of Period        $ 10.44       $ 10.05       $ 28.01          $22.27
                                                =======       =======       =======          ======
Total Return                                       3.98% (4)   (62.63)%       39.68%          38.58% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)        $27,309       $23,018       $43,578          $2,367
Ratio of Expenses to Average Net Assets            1.64% (2)     1.57%(3)      1.48%(3)        1.47% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                              (1.48)%(2)    (1.22)%       (1.15)%         (0.92)% (2)
Portfolio Turnover Rate                           10.27% (4)    25.47%        44.85%          64.12% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 1.57% (THE REIMBURSEMENT IS LESS
                        THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31, 2001
                        AND 2000, RESPECTIVELY, AND 6.83% FOR THE PERIOD MARCH 1,
                        1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                              JANUARY 2, 1997
                             SIX MONTHS                                                        (COMMENCEMENT
                                ENDED                    YEAR ENDED OCTOBER 31,                OF OPERATIONS)
                           APRIL 30, 2002     --------------------------------------------        THROUGH
                           (UNAUDITED) (4)      2001        2000        1999        1998      OCTOBER 31, 1997
                           ---------------    --------    --------    --------    --------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $  8.98        $ 15.17     $ 12.66     $ 10.53     $ 11.41         $ 10.00
                               -------        -------     -------     -------     -------         -------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net Investment Income             0.20(6)        0.44(6)     0.40(6)     0.41(6)     0.37(6)         0.31(6)
Net Realized and
  Unrealized Gain
  (Loss) on Investments           0.04          (4.31)       3.63        2.56       (0.08)           1.43
                               -------        -------     -------     -------     -------         -------
Total from Investment
  Operations                      0.24          (3.87)       4.03        2.97        0.29            1.74
                               -------        -------     -------     -------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.21)         (0.48)      (0.45)      (0.34)      (0.42)          (0.33)
Distributions from Net
  Realized Gain                     --          (1.84)      (1.07)      (0.50)      (0.75)             --
                               -------        -------     -------     -------     -------         -------
Total Distributions              (0.21)         (2.32)      (1.52)      (0.84)      (1.17)          (0.33)
                               -------        -------     -------     -------     -------         -------
Net Asset Value per
  Share, End of Period         $  9.01        $  8.98     $ 15.17     $ 12.66     $ 10.53         $ 11.41
                               =======        =======     =======     =======     =======         =======
Total Return                      2.54% (5)    (28.37)%     33.59%      29.68%       2.69%          17.66% (1)
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period (in thousands)        $35,340        $51,388     $73,628     $49,830     $27,388         $36,890
Ratio of Expenses to
  Average Net Assets              1.15% (2)      1.04%       1.06%       1.03%       1.05%(3)        0.95% (2)(3)
Ratio of Net Investment
  Income to Average Net
  Assets                          4.33% (2)      4.05%       2.64%       3.53%       3.34%           3.54% (2)
Portfolio Turnover Rate          63.75% (5)    169.18%     193.02%     150.91%     139.65%         141.43% (1)

                  (1)   FOR THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1997 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND TO 0.95% OF NET ASSETS THROUGH
                        OCTOBER 31, 1997 AND 1.05% OF NET ASSETS THROUGH
                        DECEMBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 1.16% FOR THE YEAR ENDED
                        OCTOBER 31, 1998 AND 1.51% FOR THE PERIOD JANUARY 2, 1997
                        (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1997.
                  (4)   THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND
                        ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
                        AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE
                        EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30,
                        2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS
                        THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE
                        BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT
                        INCOME TO AVERAGE NET ASSETS FROM 4.36% TO 4.33%. PER SHARE
                        DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO
                        NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS
                        CHANGE IN PRESENTATION.
                  (5)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (6)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                 DECEMBER 17, 2001
                                                                   (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                      THROUGH
                                                                  APRIL 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net Asset Value per Share, Beginning of Period                        $10.00
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                                   0.02(4)
Net Realized and Unrealized Gain on Investments                         0.29
                                                                      ------
Total from Investment Operations                                        0.31
                                                                      ------
Net Asset Value per Share, End of Period                              $10.31
                                                                      ======
Total Return                                                            8.77% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                              $5,152
Ratio of Expenses to Average Net Assets                                 0.70% (2)(3)
Ratio of Net Investment Income to Average Net Assets                    0.51% (2)
Portfolio Turnover Rate                                                20.78% (1)

                  (1)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002 AND NOT INDICATIVE OF A
                        FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 4.14% FOR THE PERIOD
                        DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH
                        APRIL 30, 2002.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EARNINGS MOMENTUM FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                     SIX MONTHS
                                       ENDED                          YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2002    --------------------------------------------------------
                                    (UNAUDITED)        2001        2000        1999        1998        1997
                                   --------------    --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period                  $ 5.63        $ 15.69     $ 15.12     $ 10.56     $ 13.87     $  13.01
                                       ------        -------     -------     -------     -------     --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                   (0.04) (4)     (0.06)(4)   (0.19)(4)   (0.16)(4)   (0.14)(4)    (0.12)(4)
Net Realized and Unrealized
  Gain (Loss) on Investments             0.20          (4.05)       4.11        5.26       (2.20)        1.98
                                       ------        -------     -------     -------     -------     --------
Total from Investment
  Operations                             0.16          (4.11)       3.92        5.10       (2.34)        1.86
                                       ------        -------     -------     -------     -------     --------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                     --          (5.95)      (3.35)      (0.54)      (0.97)       (1.00)
                                       ------        -------     -------     -------     -------     --------
Net Asset Value per Share, End
  of Period                            $ 5.79        $  5.63     $ 15.69     $ 15.12     $ 10.56     $  13.87
                                       ======        =======     =======     =======     =======     ========
Total Return                             2.84% (3)    (35.84)%     26.67%      50.23%     (17.76)%      15.53%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $3,282        $ 7,670     $ 6,651     $21,838     $32,299     $101,667
Ratio of Expenses to Average
  Net Assets                             1.60% (1)(2)    1.61%(2)    1.52%(2)    1.46%      1.27%        1.17%
Ratio of Net Investment (Loss)
  to Average Net Assets                 (1.47)% (1)    (0.88)%     (1.08)%     (1.30)%     (1.10)%      (0.96)%
Portfolio Turnover Rate                 50.14% (3)    102.89%     152.72%     118.87%      51.25%       93.06%

                  (1)   ANNUALIZED.
                  (2)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL
                        STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED
                        OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS,
                        WOULD HAVE BEEN 4.30% FOR THE SIX MONTHS ENDED APRIL 30,
                        2002, AND 2.74% AND 1.54%, FOR THE YEARS ENDED OCTOBER 31,
                        2001 AND 2000, RESPECTIVELY.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   CALCULATED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                                  MARCH 1, 2001
                                                                 SIX MONTHS       (COMMENCEMENT
                                                                   ENDED          OF OPERATIONS)
                                                               APRIL 30, 2002        THROUGH
                                                                (UNAUDITED)      OCTOBER 31, 2001
                                                               --------------    ----------------
Net Asset Value per Share, Beginning of Period                     $ 8.80            $ 10.00
                                                                   ------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                         0.00(5)(6)        (0.03) (6)
Net Realized and Unrealized Gain (Loss) on Investments               1.01              (1.17)
                                                                   ------            -------
Total from Investment Operations                                     1.01              (1.20)
                                                                   ------            -------
Net Asset Value per Share, End of Period                           $ 9.81            $  8.80
                                                                   ======            =======
Total Return                                                        11.48% (4)        (12.00)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                           $1,026            $   919
Ratio of Expenses to Average Net Assets                              1.38% (2)(3)        1.49% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets                (0.03)% (2)        (0.44)% (2)
Portfolio Turnover Rate                                             34.47% (4)         83.29% (1)

                  (1)   FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSE OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 10.48% FOR THE SIX
                        MONTHS ENDED APRIL 30, 2002, AND 10.29% FOR THE PERIOD MARCH
                        1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31,
                        2001.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   NET INVESTMENT (LOSS) ROUNDS TO LESS THAN ($0.01).
                  (6)   CALCULATED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                 DECEMBER 1, 2000
                                                                 SIX MONTHS       (COMMENCEMENT
                                                                   ENDED          OF OPERATIONS)
                                                               APRIL 30, 2002        THROUGH
                                                                (UNAUDITED)      OCTOBER 31, 2001
                                                               --------------    ----------------
Net Asset Value per Share, Beginning of Period                     $ 6.36            $ 10.00
                                                                   ------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                               (0.05) (5)         (0.10) (5)
Net Realized and Unrealized Gain (Loss) on Investments               0.08              (3.54)
                                                                   ------            -------
Total from Investment Operations                                     0.03              (3.64)
                                                                   ------            -------
Net Asset Value per Share, End of Period                           $ 6.39            $  6.36
                                                                   ======            =======
Total Return                                                         0.47% (4)        (36.40)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                           $4,193            $ 3,015
Ratio of Expenses to Average Net Assets                              1.64% (2)(3)        1.60% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets                (1.43)% (2)        (1.32)% (2)
Portfolio Turnover Rate                                             48.15% (4)        138.34% (1)

                  (1)   FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 3.37% FOR THE SIX MONTHS
                        ENDED APRIL 30, 2002 AND 4.63% FOR THE PERIOD DECEMBER 1,
                        2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                SIX MONTHS        DECEMBER 1, 2000
                                                                  ENDED            (COMMENCEMENT
                                                                YEAR ENDED         OF OPERATIONS)
                                                              APRIL 30, 2002          THROUGH
                                                               (UNAUDITED)        OCTOBER 31, 2001
                                                              --------------      ----------------
Net Asset Value per Share, Beginning of Period                    $  7.01             $ 10.00
                                                                  -------             -------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                               (0.05) (5)          (0.10) (5)
Net Realized and Unrealized (Loss) on Investments                   (1.57)              (2.89)
                                                                  -------             -------
Total from Investment Operations                                    (1.62)              (2.99)
                                                                  -------             -------
Net Asset Value per Share, End of Period                          $  5.39             $  7.01
                                                                  =======             =======
Total Return                                                       (23.11)%(4)         (29.90)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                          $   269             $   350
Ratio of Expenses to Average Net Assets                              1.80% (2)(3)        1.73% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets                (1.59)%(2)          (1.38)% (2)
Portfolio Turnover Rate                                             53.90% (4)          91.66% (1)

                  (1)   FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENT. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 31.00% FOR THE SIX MONTHS ENDED
                        APRIL 30, 2002 AND 23.27% FOR THE PERIOD DECEMBER 1, 2000
                        (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO INCOME + GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                 DECEMBER 17, 2001
                                                                   (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                      THROUGH
                                                                  APRIL 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net Asset Value per Share, Beginning of Period                        $ 10.00
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                                    0.04(4)
Net Realized and Unrealized Gain on Investments                          0.74
                                                                      -------
Total from Investment Operations                                         0.78
                                                                      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                (0.03)
                                                                      -------
Net Asset Value per Share, End of Period                              $ 10.75
                                                                      =======
Total Return                                                             7.14% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                              $33,490
Ratio of Expenses to Average Net Assets                                  1.15% (2)(3)
Ratio of Net Investment Income to Average Net Assets                     0.97% (2)
Portfolio Turnover Rate                                                 30.57% (1)

                  (1)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002 AND NOT INDICATIVE OF A
                        FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.71% FOR THE PERIOD
                        DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL
                        30, 2002.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                            JUNE 3, 1998
                                      SIX MONTHS                                           (COMMENCEMENT
                                        ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                    APRIL 30, 2002    --------------------------------        THROUGH
                                     (UNAUDITED)        2001        2000        1999      OCTOBER 31, 1998
                                    --------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                   $ 8.63        $ 17.97     $ 16.58     $ 11.18          $10.00
                                        ------        -------     -------     -------          ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                    (0.03) (5)     (0.09)(5)   (0.09)(5)   (0.09)(5)          --(5)
Net Realized and Unrealized Gain
  (Loss) on Investments                  (0.40)         (7.85)       2.42        6.00            1.18
                                        ------        -------     -------     -------          ------
Total from Investment Operations         (0.43)         (7.94)       2.33        5.91            1.18
                                        ------        -------     -------     -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                      --          (1.40)      (0.94)      (0.51)             --
                                        ------        -------     -------     -------          ------
Net Asset Value per Share, End
  of Period                             $ 8.20        $  8.63     $ 17.97     $ 16.58          $11.18
                                        ======        =======     =======     =======          ======
Total Return                             (4.98)% (4)   (47.53)%     13.97%      54.59%          11.80% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $8,462        $12,889     $26,247     $23,164          $7,800
Ratio of Expenses to Average Net
  Assets (3)                              1.47% (2)      1.45%(3)    1.04%       1.30%           0.91% (2)(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                  (0.68)% (2)    (0.84)%     (0.46)%     (0.64)%         (0.07)% (2)
Portfolio Turnover Rate                  21.31% (4)    134.42%     113.62%      78.02%          50.76% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.76% FOR THE SIX MONTHS
                        ENDED APRIL 30, 2002, 1.51% FOR THE YEAR ENDED OCTOBER 31,
                        2001 AND 2.53 % FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF
                        OPERATIONS) THROUGH OCTOBER 31, 1998.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                         MARCH 1, 1999
                                                                                         (COMMENCEMENT
                                              SIX MONTHS            YEAR ENDED           OF OFFERING OF
                                                ENDED              OCTOBER 31,          N CLASS SHARES)
                                            APRIL 30, 2002    ----------------------        THROUGH
                                             (UNAUDITED)        2001          2000      OCTOBER 31, 1999
                                            --------------    --------      --------    ----------------
Net Asset Value per Share, Beginning of
  Period                                        $ 8.60        $ 17.91       $ 16.60          $13.70
                                                ------        -------       -------          ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                            (0.03) (5)     (0.09)(5)     (0.17)(5)       (0.08) (5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                 (0.40)         (7.82)         2.42            2.98
                                                ------        -------       -------          ------
Total from Investment Operations                 (0.43)         (7.91)         2.25            2.90
                                                ------        -------       -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                --          (1.40)        (0.94)             --
                                                ------        -------       -------          ------
Net Asset Value per Share, End of Period        $ 8.17        $  8.60       $ 17.91          $16.60
                                                ======        =======       =======          ======
Total Return                                     (5.00)% (4)   (47.55)%       13.58%          21.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)        $  224        $   249       $   317          $   86
Ratio of Expenses to Average Net
  Assets (3)                                      1.47% (2)      1.45%(3)      1.40%(3)        1.46% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                             (0.67)% (2)    (0.82)%       (0.86)%         (0.74)% (2)
Portfolio Turnover Rate                          21.31% (4)    134.42%       113.62%          78.02% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.80% FOR THE SIX MONTHS
                        ENDED APRIL 30, 2002, 14.46% AND 13.95% FOR THE YEARS ENDED
                        OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 392.27% FOR THE
                        PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS
                        SHARES) THROUGH OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                          JUNE 3, 1998
                                    SIX MONTHS                                           (COMMENCEMENT
                                      ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                  APRIL 30, 2002    --------------------------------        THROUGH
                                   (UNAUDITED)        2001        2000        1999      OCTOBER 31, 1998
                                  --------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  10.99       $  14.12    $  11.82    $ 10.12          $10.00
                                     --------       --------    --------    -------          ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income                    0.04(5)        0.08(5)     0.10(5)    0.09(5)         0.04(5)
Net Realized and Unrealized
  Gain (Loss) on Investments             1.32          (3.12)       2.31       1.66            0.08
                                     --------       --------    --------    -------          ------
Total from Investment
  Operations                             1.36          (3.04)       2.41       1.75            0.12
                                     --------       --------    --------    -------          ------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     (0.08)         (0.09)      (0.11)     (0.05)             --
                                     --------       --------    --------    -------          ------
Net Asset Value per Share, End
  of Period                          $  12.27       $  10.99    $  14.12    $ 11.82          $10.12
                                     ========       ========    ========    =======          ======
Total Return                            12.41% (4)    (21.62)%     20.46%     17.30%           1.20% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $142,595       $137,425    $134,388    $66,234          $7,505
Ratio of Expenses to Average
  Net Assets                             0.71% (2)      0.72%       0.79%      0.85%           0.55% (2)(3)
Ratio of Net Investment Income
  to Average Net Assets                  0.74% (2)      0.67%       0.75%      0.79%           1.04% (2)
Portfolio Turnover Rate                 30.54% (4)     82.83%     108.54%    142.36%          83.84% (1)

                  (1)   FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 2.48% FOR THE PERIOD
                        JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH
                        OCTOBER 31, 1998.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                         MARCH 1, 1999
                                                                                         (COMMENCEMENT
                                            SIX MONTHS              YEAR ENDED           OF OFFERING OF
                                              ENDED                OCTOBER 31,          N CLASS SHARES)
                                          APRIL 30, 2002      ----------------------        THROUGH
                                           (UNAUDITED)          2001          2000      OCTOBER 31, 1999
                                          --------------      --------      --------    ----------------
Net Asset Value per Share, Beginning
  of Period                                   $10.95          $ 14.10       $ 11.79         $ 11.07
                                              ------          -------       -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                           0.00(5)(6)         --          0.02(6)         0.06(6)
Net Realized and Unrealized Gain
  (Loss) on Investments                         1.32            (3.12)         2.34            0.66
                                              ------          -------       -------         -------
Total from Investment Operations                1.32            (3.12)         2.36            0.72
                                              ------          -------       -------         -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                          --            (0.03)        (0.05)             --
                                              ------          -------       -------         -------
Net Asset Value per Share, End of
  Period                                      $12.27          $ 10.95       $ 14.10         $ 11.79
                                              ======          =======       =======         =======
Total Return                                   12.06% (4)      (22.19)%       20.04%           6.51% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                                  $3,446          $ 2,631       $ 3,829         $    58
Ratio of Expenses to Average Net
  Assets                                        1.38% (2)(3)     1.40%(3)      1.28%(3)        1.46% (2)(3)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         0.05% (2)       (0.01)%        0.13%           0.71% (2)
Portfolio Turnover Rate                        30.54% (4)       82.83%       108.54%         142.36% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N
                        CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF
                        A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 2.24% FOR THE SIX MONTHS
                        ENDED APRIL 30, 2002, AND 1.90% AND 5.05% FOR THE YEARS
                        ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 163.61%
                        FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N
                        CLASS SHARES) THROUGH OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   NET INVESTMENT INCOME ROUNDS TO LESS THAN $0.01.
                  (6)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                 DECEMBER 17, 2001
                                                                   (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                      THROUGH
                                                                  APRIL 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net Asset Value per Share, Beginning of Period                        $ 10.00
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                                    0.00(1)(5)
Net Realized and Unrealized Gain on Investments                          1.65
                                                                      -------
Total from Investment Operations                                         1.65
                                                                      -------
Net Asset Value per Share, End of Period                              $ 11.65
                                                                      =======
Total Return                                                            22.29% (2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                              $17,932
Ratio of Expenses to Average Net Assets                                  1.17% (3)(4)
Ratio of Net Investment (Loss) to Average Net Assets                    (0.05)% (3)
Portfolio Turnover Rate                                                 19.32% (2)

                  (1)   NET INVESTMENT INCOME ROUNDS TO LESS THAN $0.01 PER SHARE.
                  (2)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002 AND NOT INDICATIVE OF A
                        FULL YEAR'S OPERATING RESULTS.
                  (3)   ANNUALIZED.
                  (4)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.57% FOR THE PERIOD
                        DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH
                        APRIL 30, 2002.
                  (5)   COMPUTED USING THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                 DECEMBER 17, 2001
                                                                   (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                      THROUGH
                                                                  APRIL 30, 2002
                                                                    (UNAUDITED)
                                                                -------------------
Net Asset Value per Share, Beginning of Period                        $ 10.00
                                                                      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                                   (0.01) (4)
Net Realized and Unrealized Gain on Investments                          1.65
                                                                      -------
Total from Investment Operations                                         1.64
                                                                      -------
Net Asset Value per Share, End of Period                              $ 11.64
                                                                      =======
Total Return                                                            22.16% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                              $28,096
Ratio of Expenses to Average Net Assets                                  1.32% (2)(3)
Ratio of Net Investment (Loss) to Average Net Assets                    (0.27)% (2)
Portfolio Turnover Rate                                                 19.32% (1)

                  (1)   FOR THE PERIOD DECEMBER 17, 2001 (COMMENCEMENT OF
                        OPERATIONS) THROUGH APRIL 30, 2002 AND NOT INDICATIVE OF A
                        FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.99% FOR THE PERIOD
                        DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL
                        30, 2002.
                  (4)   COMPUTED USING THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                   ENDED                          YEAR ENDED OCTOBER 31,
                               APRIL 30, 2002    --------------------------------------------------------
                                (UNAUDITED)        2001        2000        1999        1998        1997
                               --------------    --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period            $    14.45      $  25.68    $  20.69    $  16.89    $  19.29    $  15.93
                                 ----------      --------    --------    --------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss)                              (0.05)(4)     (0.09)(4)    (0.08)(4)    (0.07)(4)    (0.02)(4)     0.01(4)
Net Realized and Unrealized
  Gain (Loss) on
  Investments                          0.48         (9.82)       5.99        6.32        3.38        3.57
                                 ----------      --------    --------    --------    --------    --------
Total from Investment
  Operations                           0.43         (9.91)       5.91        6.25        3.36        3.58
                                 ----------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                      --            --          --          --          --       (0.02)
Distributions from Net
  Realized Gain                          --         (1.32)      (0.92)      (2.45)      (5.76)      (0.20)
                                 ----------      --------    --------    --------    --------    --------
Total Distributions                      --         (1.32)      (0.92)      (2.45)      (5.76)      (0.22)
                                 ----------      --------    --------    --------    --------    --------
Net Asset Value per Share,
  End of Period                  $    14.88      $  14.45    $  25.68    $  20.69    $  16.89    $  19.29
                                 ==========      ========    ========    ========    ========    ========
Total Return                           2.98%(3)    (40.36)%     29.38%      42.12%      23.83%      22.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                 $1,110,968      $787,637    $607,897    $288,546    $184,865    $156,113
Ratio of Expenses to
  Average Net Assets                   0.84%(1)      0.87%       0.85%(2)     0.88%      0.86%       0.83%
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                          (0.59)%(1)    (0.52)%     (0.31)%     (0.39)%     (0.14)%      0.08%
Portfolio Turnover Rate                1.24%(3)     12.25%      52.37%      48.29%     103.51%      39.22%

                  (1)   ANNUALIZED.
                  (2)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER
                        31, 2000.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                      MARCH 1, 1999
                                                                                      (COMMENCEMENT
                                             SIX MONTHS           YEAR ENDED          OF OFFERING OF
                                               ENDED             OCTOBER 31,         N CLASS SHARES)
                                           APRIL 30, 2002    --------------------        THROUGH
                                            (UNAUDITED)        2001        2000      OCTOBER 31, 1999
                                           --------------    --------    --------    ----------------
Net Asset Value per Share, Beginning of
  Period                                      $  14.32       $  25.56    $  20.67        $ 17.62
                                              --------       --------    --------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                            (0.07) (5)     (0.15)(5)    (0.16)(5)       (0.07) (5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                  0.50          (9.77)       5.97           3.12
                                              --------       --------    --------        -------
Total from Investment Operations                  0.43          (9.92)       5.81           3.05
                                              --------       --------    --------        -------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                --          (1.32)      (0.92)            --
                                              --------       --------    --------        -------
Net Asset Value per Share, End of
  Period                                      $  14.75       $  14.32    $  25.56        $ 20.67
                                              ========       ========    ========        =======
Total Return                                      2.86% (4)    (40.58)%     28.92%         17.31% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                                  $305,873       $191,638    $156,804        $19,111
Ratio of Expenses to Average Net Assets           1.14% (2)      1.20%       1.17%          1.46% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                             (0.90)%(2)     (0.84)%     (0.64)%        (0.53)% (2)
Portfolio Turnover Rate                           1.24% (4)     12.25%      52.37%         48.29% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N
                        CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF
                        A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1,
                        1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                   ENDED                          YEAR ENDED OCTOBER 31,
                               APRIL 30, 2002    --------------------------------------------------------
                                (UNAUDITED)        2001        2000        1999        1998        1997
                               --------------    --------    --------    --------    --------    --------
Net Asset Value per Share,
  Beginning of Period             $  15.28       $  37.71    $  30.81    $  16.48    $  18.74    $  17.17
                                  --------       --------    --------    --------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)                (0.09) (3)     (0.15)(3)    (0.32)(3)    (0.22)(3)    (0.18)(3)    (0.15)(3)
Net Realized and Unrealized
  Gain (Loss) on
  Investments                         0.13         (21.54)       9.29       14.82       (0.90)       1.91
                                  --------       --------    --------    --------    --------    --------
Total from Investment
  Operations                          0.04         (21.69)       8.97       14.60       (1.08)       1.76
                                  --------       --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                         --          (0.74)      (2.07)      (0.27)      (1.18)      (0.19)
                                  --------       --------    --------    --------    --------    --------
Net Asset Value per Share,
  End of Period                   $  15.32       $  15.28    $  37.71    $  30.81    $  16.48    $  18.74
                                  ========       ========    ========    ========    ========    ========
Total Return                          0.26% (2)    (58.44)%     28.91%      89.63%      (5.98)%     10.38%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                  $138,077       $143,672    $375,377    $240,792    $116,050    $144,756
Ratio of Expenses to
  Average Net Assets                  1.16% (1)      1.14%       1.12%       1.14%       1.13%       1.14%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                             (1.05)%(1)     (0.64)%     (0.74)%     (0.94)%     (0.95)%     (0.89)%
Portfolio Turnover Rate              16.07% (2)     29.24%      50.94%      74.52%      63.67%      60.52%

                  (1)   ANNUALIZED.
                  (2)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (3)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                          MARCH 1, 1999
                                                                                          (COMMENCEMENT
                                             SIX MONTHS              YEAR ENDED           OF OFFERING OF
                                               ENDED                OCTOBER 31,          N CLASS SHARES)
                                           APRIL 30, 2002      ----------------------        THROUGH
                                            (UNAUDITED)          2001          2000      OCTOBER 31, 1999
                                           --------------      --------      --------    ----------------
Net Asset Value per Share, Beginning of
  Period                                       $ 15.16         $ 37.54       $ 30.74          $20.62
                                               -------         -------       -------          ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                            (0.11) (5)      (0.21)(5)     (0.43)(5)       (0.20) (5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                  0.13          (21.43)         9.30           10.32
                                               -------         -------       -------          ------
Total from Investment Operations                  0.02          (21.64)         8.87           10.12
                                               -------         -------       -------          ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                --           (0.74)        (2.07)             --
                                               -------         -------       -------          ------
Net Asset Value per Share, End of
  Period                                       $ 15.18         $ 15.16       $ 37.54          $30.74
                                               =======         =======       =======          ======
Total Return                                      0.07% (4)     (58.54)%       28.56%          49.08% (1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                                   $82,867         $72,209       $92,621          $  671
Ratio of Expenses to Average Net Assets           1.43% (2)       1.44%         1.42%(3)        1.53% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                             (1.32)%(2)      (0.95)%       (1.02)%         (1.15)% (2)
Portfolio Turnover Rate                          16.07% (4)      29.24%        50.94%          74.52% (1)

                  (1)   FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF
                        N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED
                        OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999
                        (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH
                        OCTOBER 31, 1999.
                  (4)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (5)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                     JUNE 14, 2000
                                                     SIX MONTHS                      (COMMENCEMENT
                                                       ENDED         YEAR ENDED      OF OPERATIONS)
                                                   APRIL 30, 2002    OCTOBER 31,        THROUGH
                                                    (UNAUDITED)         2001        OCTOBER 31, 2000
                                                   --------------    -----------    ----------------
Net Asset Value per Share, Beginning of Period         $ 10.99         $10.97            $10.00
                                                       -------         ------            ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                    (0.08) (6)     (0.10) (6)           --(6)
Net Realized and Unrealized Gain on Investments           3.23           0.36              0.97
                                                       -------         ------            ------
Total from Investment Operations                          3.15           0.26              0.97
                                                       -------         ------            ------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                     (0.03)         (0.24)               --
                                                       -------         ------            ------
Net Asset Value per Share, End of Period               $ 14.11         $10.99            $10.97
                                                       =======         ======            ======
Total Return                                             26.68% (5)      2.43%             9.70% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)               $18,402         $4,174            $1,078
Ratio of Expenses to Average Net Assets                   1.57% (2)(3)     1.58% (3)        1.55% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                 (1.24)%(2)     (0.85)%              --% (2)(4)
Portfolio Turnover Rate                                  35.58% (5)     77.09%            32.18% (1)

                  (1)   FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN,
                        TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 2.10% FOR THE SIX MONTHS
                        ENDED APRIL 30, 2002, 6.09% FOR THE YEAR ENDED OCTOBER 31,
                        2001, AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT
                        OF OPERATIONS) THROUGH OCTOBER 31, 2000.
                  (4)   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS
                        THAN 0.01%.
                  (5)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (6)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TECHNOLOGY FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS
                                                                   ENDED         NOVEMBER 1, 2000
                                                                 YEAR ENDED       (COMMENCEMENT
                                                               APRIL 30, 2002     OF OPERATIONS)
                                                                (UNAUDITED)      OCTOBER 31, 2001
                                                               --------------    ----------------
Net Asset Value per Share, Beginning of Period                     $ 3.49            $ 10.00
                                                                   ------            -------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                               (0.04) (4)         (0.07) (4)
Net Realized and Unrealized (Loss) on Investments                   (0.08)             (6.44)
                                                                   ------            -------
Total from Investment Operations                                    (0.12)             (6.51)
                                                                   ------            -------
Net Asset Value per Share, End of Period                           $ 3.37            $  3.49
                                                                   ======            =======
Total Return                                                        (3.44)% (3)       (65.10)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                           $  813            $   899
Ratio of Expenses to Average Net Assets                              1.83% (1)(2)        1.70% (1)(2)
Ratio of Net Investment (Loss) to Average Net Assets                (1.82)% (1)        (1.27)% (1)
Portfolio Turnover Rate                                             11.87% (3)         41.01%

                  (1)   ANNUALIZED.
                  (2)   THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF
                        THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE
                        FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE
                        NET ASSETS, WOULD HAVE BEEN 14.12% FOR THE SIX MONTHS ENDED
                        APRIL 30, 2002 AND 20.84% FOR THE PERIOD NOVEMBER 1, 2000
                        (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                                                        NOVEMBER 3, 1997
                                    SIX MONTHS                                           (COMMENCEMENT
                                      ENDED              YEAR ENDED OCTOBER 31,          OF OPERATIONS)
                                  APRIL 30, 2002    --------------------------------        THROUGH
                                   (UNAUDITED)        2001        2000        1999      OCTOBER 31, 1998
                                  --------------    --------    --------    --------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  15.94       $  14.87    $ 11.23     $  9.24         $ 10.00
                                     --------       --------    -------     -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)            (0.03) (4)     (0.01)(4)    0.05(4)   (0.01)(4)          --(4)
Net Realized and Unrealized
  Gain (Loss) on Investments             3.07           2.38       4.80        2.00           (0.75)
                                     --------       --------    -------     -------         -------
Total from Investment
  Operations                             3.04           2.37       4.85        1.99           (0.75)
                                     --------       --------    -------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                        --          (0.06)        --          --           (0.01)
Distributions from Net
  Realized Gain                         (0.16)         (1.24)     (1.21)         --              --
                                     --------       --------    -------     -------         -------
Total Distributions                     (0.16)         (1.30)     (1.21)         --           (0.01)
                                     --------       --------    -------     -------         -------
Net Asset Value per Share, End
  of Period                          $  18.82       $  15.94    $ 14.87     $ 11.23         $  9.24
                                     ========       ========    =======     =======         =======
Total Return                            19.14% (3)     17.56%     47.19%      21.54%          (7.49)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $677,308       $347,960    $58,644     $30,238         $28,634
Ratio of Expenses to Average
  Net Assets                             0.90% (2)      1.02%      1.15%       1.18%           1.16% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets          (0.33)%(2)     (0.04)%     0.41%      (0.10)%          0.05% (2)
Portfolio Turnover Rate                 23.23% (3)     75.80%    137.41%     140.07%          97.30% (1)

                  (1)   FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                        THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S
                        OPERATING RESULTS.
                  (2)   ANNUALIZED.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                 NOVEMBER 1, 2000
                                                                                  (COMMENCEMENT
                                                                 SIX MONTHS       OF OFFERING OF
                                                                   ENDED         N CLASS SHARES)
                                                               APRIL 30, 2002        THROUGH
                                                                (UNAUDITED)      OCTOBER 31, 2001
                                                               --------------    ----------------
Net Asset Value per Share, Beginning of Period                    $  15.91           $ 14.85
                                                                  --------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                                (0.06) (4)        (0.10) (4)
Net Realized and Unrealized Gain on Investments                       3.06              2.42
                                                                  --------           -------
Total from Investment Operations                                      3.00              2.32
                                                                  --------           -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                --             (0.02)
Distributions from Net Realized Gain                                 (0.16)            (1.24)
                                                                  --------           -------
Total Distributions                                                  (0.16)            (1.26)
                                                                  --------           -------
Net Asset Value per Share, End of Period                          $  18.75           $ 15.91
                                                                  ========           =======
Total Return                                                         18.92% (3)        17.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                          $190,244           $56,327
Ratio of Expenses to Average Net Assets                               1.17% (1)         1.49% (1)(2)
Ratio of Net Investment (Loss) to Average Net Assets                 (0.61)%(1)        (0.62)% (1)
Portfolio Turnover Rate                                              23.23% (3)        75.80%

                  (1)   ANNUALIZED.
                  (2)   THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS
                        FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE
                        EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING
                        EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO
                        THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL
                        ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE
                        AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE YEAR
                        NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS
                        SHARES) THROUGH OCTOBER 31, 2001.
                  (3)   FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE
                        OF A FULL YEAR'S OPERATING RESULTS.
                  (4)   COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
                        PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS
APRIL 30, 2002

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

JOHN C. ARGUE
Director

NORMAN BARKER, JR.
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

ALVIN R. ALBE, JR.
President

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer

GEORGE WINN
Assistant Treasurer


INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000


CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116


TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809


DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017


INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071



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